PRINCIPAL® EXECUTIVE VARIABLE UNIVERSAL LIFE III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICY
(the "Policy")

Issued by Principal National Life Insurance Company (the “Company”) through its

Principal National Life Insurance Company Variable Life Separate Account

This prospectus is dated May 1, 2023

This prospectus, also known as the statutory prospectus, describes a variable life insurance policy offered by the Company and is for the use of prospective and current Policy Owners. This prospectus provides information about the policy. As in the case of other life insurance policies, it may not be in your best interest to buy this Policy as a replacement for, or in addition to, existing insurance coverage. The Policy involves investment risk, including possible loss of principal.

The Policy is designed for:
•Ownership by corporations, employers, trusts, associations or similar entities in connection with financing non-qualified executive deferred compensation plans, salary continuation plans, post-employment benefits or similar purposes; and
•Ownership or sponsorship by businesses or employers for such purposes as financing supplemental retirement benefits, business transfer plans, business protection designs, or other similar purposes.

Information about the Underlying Funds available as investment options under the Policy is contained in their respective current prospectuses, which you should read carefully.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved this security or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC's staff and is available at Investor.gov.
If you are a new investor in the Policy, you may cancel your Policy within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your application or your total Policy value. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

GLOSSARY
Adjustment – change to the Policy resulting from an increase or decrease in Total Face Amount or a change in tobacco status, death benefit option, rating or riders.
Adjustment Date – the Monthly Date on or next following the Company’s approval of a requested Adjustment.
Attained Age – the Insured’s issue age on the birthday nearest to the Policy Date plus the number of full Policy Years since the Policy Date.
Base Policy Face Amount – the insurance benefit provided by the Policy without any riders. The Base Policy Face Amount is shown on your Data Pages.
Business Day – any date that the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.
Company (and we, us, our) – Principal National Life Insurance Company.
Data Pages - the pages of the policy which contain information specific to you, the Insured, and the Policy. Current or revised Data Pages may be sent to you from time to time which reflect the current status of your Policy.
Death Benefit Guarantee Premium Requirement – the amount of premium required to be paid in order to maintain the protections of the death benefit guarantee rider.
Division – a part of the Separate Account which invests in shares of a corresponding mutual fund. The value of an investment in a Division is variable and is not guaranteed. The "Money Market Division" refers to the Fidelity VIP Government Money Market Division.
Effective Date – the date on which all requirements, including initial premium, for issuance of a policy have been satisfied.
Fixed Account – the portion of the Policy Value that is held in our General Account.
General Account – assets of the Company other than those allocated to any of our Separate Accounts.
Home Office - the address shown on your Policy cover page or such other address we provide.
Initial Total Face Amount – the original Total Face Amount in effect on the Policy Date.
Insured – the person named as the “insured” on the Data Pages. The Insured may or may not be the Owner.
Loan Account – the portion of the Policy Value held in our General Account that reflects any Loan Indebtedness.
Loan Indebtedness – the amount of any outstanding policy loan(s) and unpaid loan interest.
Monthly Date – the day of the month which is the same day as the Policy Date.
Example:    If the Policy Date is September 5, 2020, the first Monthly Date is October 5, 2020.
Monthly Policy Charge – the amount subtracted from the Policy Value on each Monthly Date as described under CHARGES AND DEDUCTIONS - Monthly Policy Charge.
Net Amount at Risk – the result of:
•    the death benefit (as described in the Policy) at the beginning of the Policy Month, divided by the death benefit discount rate shown on the Data Pages; minus
•    the Policy Value at the beginning of the Policy Month calculated as if the Monthly Policy Charge was zero.
Net Policy Value – the Policy Value minus any Loan Indebtedness.
Net Premium – the gross premium paid, less the deductions for the Premium Expense Charge. It is the amount of premium allocated to the Divisions and/or the Fixed Account.
Net Surrender Value – Surrender Value minus any Loan Indebtedness.
Owner – the party which owns all the rights and privileges of this Policy.
Planned Periodic Premium – the premium in the amount and frequency you plan to pay.

Policy Date – the date from which Monthly Dates, Policy Years, and policy anniversaries are determined; the Policy Date is shown on your Data Pages and will never be the 29th, 30th, or 31st of any month.
Policy Maturity Date – the date to which the policy will stay in force, unless the death of the Insured occurs prior to that date, so long as all requirements outlined in the policy are satisfied. The Policy Maturity Date is shown on the Data Pages. The Policy Maturity Date may be extended as described in the maturity date extension provision.
Policy Month – any one-month period beginning on the Monthly Date.
Example:    The Monthly Date is May 5, 2020; the first Policy Month ends on June 4, 2020.
Policy Value – the sum of the values in the Divisions, the Fixed Account, and the Loan Account.
Policy Year – the one-year period beginning on the Policy Date and ending one day before the policy anniversary and each subsequent one year period beginning on a policy anniversary.
Example:    If the Policy Date is September 5, 2020, the first Policy Year ends on September 4, 2021. The first policy anniversary falls on September 5, 2021.
Premium Expense Charge – the charge deducted from premium payments.
Prorated Basis – is the proportion that the value of a particular Division or the Fixed Account bears to the total value of all Divisions and the Fixed Account.
Separate Account – the Principal National Life Insurance Company Variable Life Separate Account, an account established by us which has Divisions to which Net Premiums may be allocated under the Policy.
Surrender Value – the Policy Value plus any enhanced cash surrender value benefit provided by any attached rider.
Target Premium – a premium amount which is used to determine the Premium Expense Charge under a Policy. The Target Premium is shown in your Data Pages.
Total Face Amount – the Base Policy Face Amount plus the insurance benefit provided by any supplemental benefit rider issued with your Policy. If there is no supplemental benefit rider issued with your Policy, the Total Face Amount is the Base Policy Face Amount. The total policy face amount may be adjusted as described in the Policy. The Total Face Amount is the amount used to determine the death benefit provided by the Policy and is shown on the Data Pages.
Underlying Fund – a registered open-end investment company, or a separate investment account or portfolio thereof, in which a Division invests.
Unit – the accounting measure used to calculate the value of each Division.
Valuation Period – the period begins at the close of normal trading on the NYSE, generally 4:00 p.m. E.T. on each Business Day and ends at the close of normal trading of the NYSE on the next Business Day.
Written Request – actual delivery to the Company at our Home Office of a written notice or request, signed and dated, on a form we supply or approve, or in such other form and substance that is acceptable to us. In states where permitted, we will require you to use the form(s) we provide for certain Written Requests, along with required supporting documentation, including, for example, for a policy surrender, a change of beneficiary, or a request to adjust your Policy. Written Requests may be mailed to us at:
Principal National Life Insurance Company
P.O. Box 10431
Des Moines, Iowa 50306-0431
Phone: 1-800-247-9988
Fax: 1-866-885-0390
you, your – the Owner of the Policy.

KEY INFORMATION
Important Information You Should Consider about the Policy

FEES AND EXPENSES				Location in Statutory Prospectus
Charges for Early Withdrawals
No surrender charge is imposed on a partial or full surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year.
SUMMARY: FEE TABLES - Transaction Fees
Transaction Charges	You may also be charged for other transactions, including a sales charge and taxes assessed on each premium paid, transfer fees for unscheduled Division transfers, and illustration fees.			SUMMARY: FEE TABLES - Transaction Fees
Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits under the Policy. Such fees and expenses are set based on the characteristics of the Insured (e.g., age, sex, and rating classification). You should view the Data Pages for rates applicable to you. "Data Pages" are the pages of the policy which contain information specific to you, to the Insured and the Policy. Current or revised Data Pages may be sent to you from time to time.
SUMMARY: FEE TABLES - Transaction Fees and Periodic Charges Other Than Annual Underlying Fund Expenses
	Investors will also bear expenses associated with the Underlying Fund Companies, as shown in the following table:			SUMMARY: FEE TABLES - Annual Underlying Fund Expenses
	Annual Fee	Minimum	Maximum
	Investment Options (Underlying Fund Fees and Expenses)	0.13%	5.13%

RISKS		Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in a Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risk of Loss; Not a Short Term Investment
Not a Short-Term Investment	The Policy is not a short-term investment and is not appropriate for an investor that needs ready access to cash. If you take a withdrawal, any surrender charge will reduce the value of your Policy.
Risks of Underlying Funds	An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the Underlying Funds. Each Underlying Fund has its own unique risks. A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. You should review these investment options before making an investment decision.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Risks of Underlying Funds
Insurance Company Risks	An investment in the Policy is subject to the risks related to the Company. Any obligations (including under the Fixed Accounts), guarantees, or benefits are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available at https://investors.principal.com/investor-relations/our-business/credit-ratings/default.aspx.	GENERAL DESCRIPTION OF THE POLICY - General Account
Contract Lapse	When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. Poor investment performance, partial surrenders, or policy loans may increase the risk of lapse. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Policy Termination (Lapse)

RESTRICTIONS		Location in Statutory Prospectus
Investments
While you may transfer amounts in the Divisions (which invest in shares of a corresponding Underlying Fund) and Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing polices described in this prospectus.
GENERAL DESCRIPTION OF THE POLICY - Limitations on Transfers
	We reserve the right to remove or substitute Underlying Funds as investment options.	GENERAL DESCRIPTION OF THE POLICY - Reservation of Rights
Optional Benefits	Some optional benefits under the Policy are subject to limitations, restrictions, and additional charges, including with respect to their availability and the amounts that may be paid under such benefits.	OPTIONAL BENEFITS UNDER THE POLICY
	Withdrawals may reduce the value of a benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.	OPTIONAL BENEFITS UNDER THE POLICY
	Not all of the options described in the prospectus are available or approved for use in every state.	GENERAL DESCRIPTION OF THE POLICY - Material State Variations

TAXES	Location in Statutory Prospectus
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties
TAX ISSUES RELATED TO THE POLICY

CONFLICTS OF INTEREST		Location in Statutory Prospectus
Investment Professional Compensation	The Company pays compensation to broker-dealers, financial institutions and other parties for the sale of the Policy, including commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts such as marketing allowances, expense reimbursements and education payments. Such compensation may influence the financial intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest
Exchanges	Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY - Conflicts of Interest

OVERVIEW OF THE POLICY

This is a brief summary of the Policy’s features. More detailed information follows later in this prospectus.
Purpose
The Policy is an individual flexible premium variable universal life insurance policy offered by the Company. The purpose of the Policy is primarily to provide death benefit protection upon the death of the Insured.
The Policy Value reflects your premium payments, partial surrenders, policy loans, unpaid loan interest policy expenses, interest credited to the Fixed Account, and/or investment experience of the Divisions. As a result, the Policy may be appropriate for persons seeking both life insurance protection and the potential for the accumulation of cash values. However, it is not suitable as a short-term investment due to the costs of insurance and the expenses charged.
Premiums
This is a "flexible premium" policy, which means you may choose the amount and frequency of premium payments (subject to certain limitations).
Net Premium payments are allocated to the Fixed Account and the Divisions according to your instructions. Each Division invests in a corresponding Underlying Fund. The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. A full description of each Underlying Fund, its investment objectives, policies and restrictions, charges and expenses and other operational information is contained in its prospectus. Additional information about each Underlying Fund is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s).
Payment of insufficient premiums may result in a lapse of the Policy.
Death Benefits/Maturity Proceeds
Under the Policy, the Company guarantees to pay a death benefit for as long as the Policy is in force. The death proceeds are paid to the beneficiary(ies) when the Insured dies. Death proceeds are paid in cash or applied under a benefit payment option elected on the application (or, if no option was selected, Option 1). Subject to certain conditions, the death benefit option may be changed after the Policy has been issued.
If the Policy is in force and the Insured is living on the Policy Maturity Date, we will pay the Owner an amount equal to the Net Surrender Value. Maturity proceeds are paid in cash lump sum or applied under a benefit payment option. The Policy terminates on the Policy Maturity Date.
Surrenders and Withdrawal Options
The Policy may be fully surrendered and any Net Surrender Value paid to the Owner.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Surrender Value. Unscheduled partial surrenders are subject to limitations on the number and amounts you may surrender. No surrender charge is imposed on a surrender; however, a transaction fee of the lesser of $25 or 2% of the amount surrendered is imposed on each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year.
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Surrender Value automatically on any Monthly Date (known as a "scheduled partial surrender") in the amount and frequency you choose, subject to certain limitations. Once surrenders equal premiums paid, if there is any remaining Net Surrender Value, scheduled policy loans will automatically begin, unless you direct us otherwise.
Loans
A loan may be taken using the Policy as collateral. The maximum loan amount is 90% of the Net Surrender Value. You are charged interest on any Loan Indebtedness.

Transfers
Subject to certain limitations, you may transfer funds among the Divisions and the Fixed Account. We also offer Automatic Portfolio Rebalancing. You may incur an additional fee for transfers.
Optional Insurance Benefits
Subject to certain conditions, you may add one or more optional insurance benefits to your Policy, including benefits that accelerate the payment of your death benefit under certain circumstances or help manage the risk of lapse. An additional charge may apply if you elect an optional benefit.
SUMMARY: FEE TABLES
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Policy. Please refer to your Data Pages for information about the specific fees you will pay based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Policy, partially or fully surrender the Policy, make withdrawals from the Policy, or transfer cash value between investment options.

Transaction Fees for Policy Dates before October 1, 2021
Charge	When Charge is Deducted	Amount Deducted
Sales Charge	upon receipt of premium
Maximum		6.50% of premium paid
Current		6.50% of premium paid
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)		9.50% of Policy Value

Transaction Fees for Policy Dates on or after October 1, 2021*
Charge	When Charge is Deducted	Amount Deducted
Sales Charge(1)	upon receipt of premium
Maximum		7.75% of premium paid(2)
Current		7.50% of premium paid(2)
Taxes (federal, state and local)	upon receipt of premium
Maximum		3.25% of premium paid
Current		3.25% of premium paid
Transaction Fee for Unscheduled Partial Surrender	from each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year
Maximum		The lesser of $25 or 2% of the amount surrendered
Current		The lesser of $25 or 2% of the amount surrendered
Transfer Fee for Unscheduled Division Transfer(3)	upon each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month
Maximum		$25 per unscheduled transfer
Current		None
Optional Insurance Benefits
Life Paid-Up Rider	on the date rider benefit begins
Maximum (if Policy is issued with the guideline premium/cash value corridor test)(4)		7.50% of Policy Value
Maximum (if the Policy is issued with the cash value accumulation test)(4)		13.50% of Policy Value
Current (if Policy is issued with the guideline premium/cash value corridor test)(4)		5.50% of Policy Value
Current (if the Policy is issued with the cash value accumulation test)(4)		7.50% of Policy Value

This table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including Underlying Fund fees and expenses.

Periodic Charges Other Than Annual Underlying Fund Expenses For Policy Dates before October 1, 2021
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		Yr 1-5: 0.35% of Division value per year Yr 6-15: 0.30% of Division value per year Yr 16+: 0.25% of Division value per year
Monthly Policy Issue Charge (except as noted below)(1)	monthly
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06250 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.(1)
Maximum		$0.67709 per $1,000 of Total Face Amount
Minimum		$0.02667 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(2)		$0.06250 per $1,000 of Total Face Amount
Net Policy Loan Charge(3)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(4)
Current		1.0% of Loan Indebtedness per year(4)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)(1)	monthly
Maximum		$83.33 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(2)		$0.21196 per $1,000 of Net Amount at Risk

Periodic Charges Other Than Annual Underlying Mutual Fund Expenses For Policy Dates on or after October 1, 2021*
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00167 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(5)		$0.00667 per $1,000 of Net Amount at Risk
Asset Based Charge	monthly
Maximum		0.35% of Division value per year
Current Charge		0.35% of Division value per year
Monthly Policy Issue Charge (except as noted below)(7)	monthly
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.05467 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(5)		$0.06000 per $1,000 of Total Face Amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.
Maximum		$1.08418 per $1,000 of Total Face Amount
Minimum		$0.00547 per $1,000 of Total Face Amount
Maximum Charge for Representative Insured(5)		$0.04800 per $1,000 of Total Face Amount
Net Policy Loan Charge(6)	annually (accrued daily)
Maximum		1.0% of Loan Indebtedness per year(7)
Current		1.0% of Loan Indebtedness per year(7)
Optional Insurance Benefits
Supplemental Benefit Rider (Cost of Supplemental Insurance)	monthly
Maximum		$83.33333 per $1,000 of Net Amount at Risk
Minimum		$0.00062 per $1,000 of Net Amount at Risk
Maximum Charge for Representative Insured(5)		$0.00200 per $1,000 of Net Amount at Risk
*    In states where approved; otherwise, we apply the rate(s) in effect for Policy Dates before October 1, 2021, regardless of Policy Date.
(1)     The Sales Charge varies over time and also varies with the existence of the supplemental benefit rider, as described in CHARGES AND DEDUCTIONS - Premium Expense Charge.
(2)    Premium paid up to Target Premium. The maximum sales charge on premium paid in excess of Target Premium is 3.00% for Policy Dates before October 1, 2021 and 3.75% for Policy Dates on or after October 1, 2021 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
(3)    In addition to the fees shown, additional transfer fees or restrictions may be imposed by federal regulators, state regulators and/ or sponsors of the underlying mutual funds. See GENERAL DESCRIPTION OF THE POLICY.
(4)    For more information regarding the guideline premium/cash value corridor test and the cash value accumulation test, see DEATH BENEFITS AND POLICY VALUES - IRS Definition of Life Insurance.
(5)    Current charges reflect the charges in effect as of the date of this prospectus for a Representative Insured, which is a 45 year-old male in with a risk classification of preferred non-tobacco for Policy Year one. This charge varies based on individual characteristics, within the minimum and maximum shown. As a result, the current charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.
(6)    The difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account.
(7)    This charge decreases after Policy Year ten.

The following table shows the minimum and maximum total expenses charged by the Underlying Funds that you may pay periodically during the time that you own the Policy. A complete list of Underlying Funds, including their annual expenses, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY.

Annual Underlying Fund Expenses as of December 31, 2022	Minimum	Maximum
Total annual Underlying Fund expenses (expenses that are deducted from underlying fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.13%	5.13%

PRINCIPAL RISKS OF INVESTING IN THE POLICY

Risk of Loss; Not a Short-Term Investment
You can lose money by investing in a Policy. Policy charges and surrender charges are among the reasons why the Policy is not intended to be a short-term savings vehicle. It is possible that investment performance could cause a loss of the entire amount allocated to the Divisions. Without additional premium payments or a death benefit guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
Policy Termination (Lapse)
On an ongoing basis, the Policy’s Net Surrender Value must be sufficient to cover the Monthly Policy Charges and any Loan Indebtedness. It is possible that poor investment performance could cause the Policy to lapse unless additional premiums are paid. Partial surrenders or policy loans may increase the risk of lapse because the amount of either or both is not available to generate investment return or pay for policy charges. When the Policy lapses, it terminates with no value and no longer provides any life insurance benefit upon the death of the Insured. If your Policy lapses, you can only reinstate it under certain conditions, including making certain payments.
Limitations on Access to Surrender Value
Unscheduled Partial Surrenders
Up to two unscheduled partial surrenders may be made in a Policy Year before the transaction fees apply. The minimum amount of a partial surrender is $500. The total of the amount(s) surrendered may not be greater than 90% of the Net Policy Value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000.
Scheduled Partial Surrenders
Partial surrenders may be scheduled on a monthly, quarterly, semiannual, or annual basis. Each scheduled partial surrender may not be greater than 90% of the Net policy Value (as of the date of the scheduled partial surrender).
Full Surrender
The Policy may be surrendered while the policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

Adverse Tax Consequences
A full surrender, cancellation of the Policy by lapse or the maturity of the Policy on its maturity date may have adverse tax consequences. If the amount received by the Owner plus any Loan Indebtedness exceeds the premiums paid into the Policy, then the excess generally will be treated as taxable income.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•the value each year of the life insurance protection provided;
•an amount equal to any employer-paid premiums; or
•some or all of the amount by which the current value exceeds the employer’s interest in the Policy.
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. Participants should consult with the sponsor or the administrator of the plan and/or with their personal tax or legal adviser to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements. There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA), and withdrawals will be subject to ordinary income tax and may be subject to tax penalties.
There are other tax issues to consider when you own a life insurance policy. These are described in more detail in TAX ISSUES RELATED TO THE POLICY.
Risks of Underlying Funds
A comprehensive discussion of the risks of each Underlying Fund may be found in the Underlying Fund’s prospectus. As with all mutual funds, as the value of an Underlying Fund’s assets rise or fall, the fund’s share price changes. If you sell your Units in a Division (each of which invests in an Underlying Fund) when their value is less than the price you paid, you will lose money.
Each Division invests in a corresponding Underlying Fund. The Underlying Funds are NOT available to the general public directly but are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the Underlying Funds have been established by investment advisers that manage publicly available mutual funds having similar names and investment objectives. While some of the Underlying Funds may be similar to, and may in fact be modeled after publicly available mutual funds, the Underlying Funds are not otherwise directly related to any publicly available mutual fund. Consequently, the investment performance of publicly available mutual funds and of any Underlying Fund may differ substantially.
Conflicts of Interest
Investment Professional Compensation
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or sales representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your sales representative about these differing and divergent interests and the compensation paid to your representative and such representative's broker-dealer for soliciting applications for the Policy.
Some financial representatives may have a financial incentive to offer a new policy in place of the one you already own. You should only exchange an existing Policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase the new policy rather than continue to own an existing Policy.
Compensation and Underlying Fund Selection
When selecting the Underlying Funds, we consider each such fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Underlying Funds, their advisers, sub-advisers, or their distributors, which can be significant. Additionally, we offer certain Underlying Funds at least in part because they are managed by an affiliate.
Compensation We Receive from Underlying Funds
The Company and certain of our affiliates receive compensation from certain Underlying Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of an Underlying Fund’s assets and is as much as 0.25% of the average net assets of an Underlying Funds that are attributable to the variable life insurance products issued by us and our affiliates that offer the particular fund (the Company’s variable contracts). An investment in an Underlying Funds with a 12b-1 fee will increase the cost of your investment.
Compensation We Receive from Underlying Fund Advisors
We and certain of our affiliates also receive compensation from the advisers and sub-advisers to some of the Underlying Funds. We use this compensation for such purposes as paying expenses that we incur in promoting, issuing, distributing and administering the Policy and providing services on behalf of the Underlying Funds in our role as intermediary. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation. Such compensation is not reflected in an Underlying Fund's expenses in cases where it is not paid directly out of such fund’s assets, or if it is derived, in whole or in part, from the advisory fee deducted from fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees.
Other Conflicts of Interest
The Underlying Funds are available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of the Company. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Underlying Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect Owners and payees, including withdrawing the Separate Account from participation in the Underlying Funds involved in the conflict or substituting shares of other funds.
CORPORATE ORGANIZATION AND OPERATION
The Company
The Company is a stock life insurance company. It is located at: 711 High Street, Des Moines, Iowa 50392. It is authorized to transact life insurance business in the District of Columbia and in every state, except New York. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn is a wholly owned subsidiary of Principal Financial Group, Inc.
The Company believes that, consistent with well established industry and SEC practice, the periodic reporting requirements of the Securities and Exchange Act of 1934 do not apply to it as the depositor of one or more variable insurance product separate accounts. If such requirements are deemed to apply to it as such a depositor, the Company intends to rely on the exemption from such requirements provided by Rule 12h-7 under that Act.
Principal National Life Insurance Company Variable Life Separate Account
The Separate Account was established under Iowa law on November 28, 2007 and is registered as a unit investment trust with the SEC. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account.
The income, gains, and losses, whether or not realized, credited to or charged against the Separate Account reflect the Separate Account’s own investment experience and not the investment experience of the Company’s other assets. Assets of the Separate Account may not be used to pay any liabilities of the Company other than those arising from the policies funded by the Separate Account. The Company is obligated to pay all amounts promised to Owners under the Policy.
The Company does not guarantee the investment results of the Separate Account.
The Fixed Account
The Fixed Account is part of our General Account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account and any interest in it are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. You may obtain more information regarding the Fixed Account from our Home Office or from a registered representative.
Our obligations with respect to the Fixed Account are supported by our General Account. Subject to applicable law, We have sole discretion over the investment of assets in the General Account.
We guarantee that the Fixed Account value accrues interest daily at the following effective annual rates, compounded annually. We may, in our sole discretion, credit interest at a higher rate.
•2%, for Policy Dates before October 1, 2021.
•1% for Policy Dates on or after October 1, 2021 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
We may defer payments of proceeds payable out of the Fixed Account for a period of up to six months.

Our underwriting guidelines prohibit Fixed Account values in related policies to exceed $20 million without our prior approval. (Related policies are those owned and/or sponsored by a single entity; for example, the employer of the Insureds. We determine what policies are related.) In addition, without our prior approval, in each calendar year no more than $5 million of Net Premium payment allocations and/or transfers to the Fixed Account may be made by related policies. In the absence of your instructions, we will refund the premium payment to the Owner and/or reject the transfer instructions which would otherwise cause these limits to be exceeded.
We reserve the right to limit premium payments and/or transfers allocated to the Fixed Account.
The Underlying Funds
The assets of each Division of the Separate Account invest in a corresponding Underlying Fund. The Company purchases and sells fund shares for the Separate Account at their net asset value. The assets of each Division are separate from the others. A Division’s performance has no effect on the investment performance of any other Division.
The Underlying Funds are mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies. Additional information about each Underlying Fund, including its name, type, investment advisor, current expenses and performance, is provided in APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY. A full description of the Underlying Funds is contained in their prospectuses (which should be read carefully before investing). These documents are available without charge on the following website www.principal.com/ExecutiveVUL3Report.
Voting Rights
We vote shares of the Underlying Funds owned by the Separate Account according to the instructions of the Owners. We will notify you of shareholder meetings of the Underlying Funds related to the Divisions in which you hold Units. We will send you proxy materials and instructions for you to provide voting instructions to us. We will arrange for the handling and tallying of proxies received from you and other Policy Owners. If you give no voting instructions, we will vote those shares in the same proportion as shares for which we received instructions.
We determine the number of fund shares that you may instruct us to vote by allocating one vote for each $100 of Policy Value in the Division. Fractional votes are allocated for amounts less than $100. We determine the number of Underlying Fund shares you may instruct us to vote as of the record date established by the mutual fund for its shareholder meeting. In the event that applicable law changes or we are required by regulators to disregard voting instructions, we may decide to vote the shares of the Underlying Funds in our own right. Because there is no required minimum number of votes a small number of votes can have a disproportionate effect.

CHARGES AND DEDUCTIONS
We make certain charges and deductions to support operation of the Policy and the Separate Account. Some charges are deducted from premium payments when they are received; some charges are deducted on a monthly basis; and some charges are deducted at the time a Policy is surrendered or terminated. These charges are intended to cover distribution expenses (commissions paid to registered representatives, printing of prospectuses, and advertising), administrative expenses (processing applications, conducting medical examinations, determining insurability, establishing and maintaining records, processing death benefit claims and Policy changes, reporting, and overhead), and mortality expenses.
The amount of the charges in any Policy Year may not specifically correspond to the expenses for that year. We expect to recover our total expenses over the life of the Policies. To the extent that the charges do not cover total expenses for a Policy Year, we bear the loss. Conversely, if the aggregate amount of the charges deducted is more than our costs for a Policy Year, the excess is profit to the Company.
Premium Expense Charge (Sales Charge and Taxes)
When we receive your premium payment, we deduct a Premium Expense Charge. The sales charge is intended to pay us for distribution and other expenses relating to sales of the Policy, including commissions paid to registered representatives, printing of prospectuses, sales literature, and advertising. The Premium Expense Charge is deducted from premiums paid in each period. The Premium Expense Charge also applies to premiums attributable to a Total Face Amount increase.
The actual premium taxes we pay vary from state to state. The expense charge is based upon the average tax rate we expect to pay nationwide, the premiums we receive from all states and other expense assumptions. The rate for a particular Policy does not necessarily reflect the actual tax costs applicable to that Policy.

Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates before October 1, 2021
	Years since issue or Adjustment	Sales Charge	Federal, State and Local Taxes	Total
Current Charges(1)	through 1	3.00%	3.25%	6.25%
	2 through 7	6.50%	3.25%	9.75%
	more than 7	2.50%	3.25%	5.75%

Maximum Charges(2)	1 through 7	6.50%	3.25%	9.75%
	more than 7	3.00%	3.25%	6.25%
(1)    When the Supplemental Benefit Rider is elected, the year 2 Target Premium and applicable sales charge is calculated based upon the following three-tiered structure as follows (current sales charge noted):
•6.50% is charged up to the Target Premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.00% is charged between SBR target and the applicable full base policy Target Premium.
•0.50% is charged on the excess above the full base policy Target Premium.
(2)    When the Supplemental Benefit Rider is elected, the year 2 Target Premium and applicable sales charge is calculated based upon a three-tiered structure as follows (maximum sales charge noted):
•6.50% maximum is charged up to the Target Premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.00% maximum is charged between SBR target and the applicable full base policy Target Premium.
•3.00% maximum is charged on the excess above the full base policy Target Premium.

Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates before October 1, 2021
	Years since issue or Adjustment	Sales Charge	Federal, State and Local Taxes	Total
Maximum Charges	all years	3.00%	3.25%	6.25%

Premium Expense Charge (as a % of Premium Paid) (Up to Target Premium) For Policy Dates on or after October 1, 2021*
	Years since issue or Adjustment	Sales Charge	Federal, State and Local Taxes	Total
Current Charges(1)	through 1	3.50%	3.25%	6.75%
	2 through 7	7.50%	3.25%	10.75%
	more than 7	3.75%	3.25%	7.00%

Maximum Charges(2)	1 through 7	7.75%	3.25%	11.00%
	more than 7	3.75%	3.25%	7.00%

*    In states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date.
(1)    When the Supplemental Benefit Rider is elected, the year 2 Target Premium and applicable sales charge is calculated based upon the following three-tiered structure as follows (current sales charge noted):
•7.50% is charged up to the Target Premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.50% is charged between SBR target and the applicable full base policy Target Premium.
•0.50% is charged on the excess above the full base policy Target Premium.
(2)    When the Supplemental Benefit Rider is elected, the year 2 Target Premium and applicable sales charge is calculated based upon a three-tiered structure as follows (maximum sales charge noted):
•7.75% maximum is charged up to the Target Premium that is proportionately lower with Supplemental Benefit Rider (SBR target) compared to a policy without this rider (full base)
•3.75% maximum is charged between SBR target and the applicable full base policy Target Premium.
•3.75% maximum is charged on the excess above the full base policy Target Premium.

Premium Expense Charge (as a % of Premium Paid) (Over Target Premium) For Policy Dates on or after October 1, 2021*
	Years since issue or Adjustment	Sales Charge	Federal, State and Local Taxes	Total
Maximum Charges	all years	3.75%	3.25%	7.00%
*    In states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date.

Transaction Fee for Unscheduled Partial Surrender
A transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender after the second unscheduled partial surrender in a Policy Year.
Transfer Fee for Unscheduled Division Transfer
Currently there is no charge for making an unscheduled Division transfer. However, we reserve the right to impose a transfer fee in the future of up to $25 on each unscheduled Division transfer after the first unscheduled Division transfer in a Policy Month. A transfer fee is intended to reimburse us for our additional separate account operation expenses related to multiple unscheduled Division transfers. Policyowners will not be provided prior notice if we begin imposing the transfer fee; however, if imposed, the transfer fee will apply to all policyowners in a non-discriminatory fashion.
For purposes of applying the transfer fee for unscheduled Division transfers, we will count all unscheduled Division transfers that occur in any one Valuation Period as one transfer. However, allocations of premium payments will not be counted as unscheduled Division transfers.
Monthly Policy Charge
The Monthly Policy Charge is made up of:
•    a charge for the cost of insurance;
•    a monthly policy issue charge;
•    an asset based charge (applied against the Divisions);
•    any charge for an optional insurance benefit added by rider(s); and
•any additional charges shown on the Data Pages.

On the Policy Date and each Monthly Date thereafter, we deduct the Monthly Policy Charge from your Policy Value in the Divisions and Fixed Account (but not your Loan Account). The deduction is made using your current Monthly Policy Charge allocation percentages. Your allocation percentages may be:
•    the same as allocation percentages for premium payments;
•    determined on a Prorated Basis; or
•determined by any other allocation method upon which we agree.
If you do not designate Monthly Policy Charge allocation percentages, the charge will be allocated the same as the allocation percentages for premium payments. The total of the allocation percentages must equal 100. Allocation percentages may be changed without charge. A request for an allocation change is effective once approved by us, as of the next Monthly Date. If we cannot follow your instructions because of insufficient value in any Division and/or the Fixed Account, the Monthly Policy Charge is deducted on a Prorated Basis.
Cost of Insurance Charge
This charge compensates us for providing insurance protection under the Policy. We base this charge on several factors including, but not limited to, (i) the Insured’s gender (if applicable), issue age, tobacco status, and risk classification, and (ii) our expectations of future investment earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The monthly cost of insurance rate ranges from a minimum of $0.00167 per $1,000 Net Amount at Risk to a maximum of $83.33333 per $1,000 Net Amount at Risk.
Entities and other persons buying Policies under a sponsored arrangement may apply for special underwriting. If special underwriting is granted, the cost of insurance charge may increase because of higher anticipated mortality experience. Special underwriting programs currently available include simplified issue underwriting and guaranteed issue underwriting. The cost of insurance rates for healthy individuals may be greater under special underwriting programs than for Policies subjected to full underwriting. Healthy individuals in a group will likely pay higher cost of insurance charges because they bear a portion of the cost of insuring the less healthy individuals in the group.
The Net Amount at Risk is the difference between the death benefit, divided by the death benefit discount rate, and the Policy Value. The lower the Policy Value, the higher the Net Amount at Risk thus higher cost of insurance charges. The Net Amount at Risk is affected by investment performance, policy loans, payment of premiums and charges under the Policy, death benefit option chosen, partial surrenders, and Adjustments to the Total Face Amount.
Asset Based Charge
The asset based charge reimburses us for expenses associated with the maintenance, accounting and recordkeeping of the Divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.
For Policy Dates before October 1, 2021, each month we deduct an asset based charge at the following annual rates:
•Year 1-5:     0.35% of Net Policy Value per year
•Year 6-15:     0.30% of Net Policy Value per year
•Year 16+:     0.25% of Net Policy Value per year

For Policy Dates on or after October 1, 2021, the asset based charge is 0.35% in all years (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
Monthly Policy Issue Charge
This charge reimburses us for the expenses associated with Policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of Total Face Amount and varies by gender (if applicable), age at issue and Adjustment, duration since issue and Adjustment, tobacco status and risk classification.
For Policy Dates before October 1, 2021, except as described in the next sentence, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 Total Face Amount. For Policies which have the Supplemental Benefit Rider, the charge ranges from a minimum of $0.02667 to a maximum of $0.67709 per $1,000 Total Face Amount.

For Policy Dates on or after October 1, 2021, the charge ranges from a minimum of $0.05467 to a maximum of $1.08418 per $1,000 Total Face Amount (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
Any Total Face Amount increase will have its own monthly policy issue charge (within the minimum and maximum described).
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. The current net policy loan charge is 1.00% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter. See LOANS for more detail.
Optional Insurance Benefits Charges
For optional insurance benefits that charge a fee, charges are summarized below:

Optional Benefit/Rider	Charge for Insureds with a Risk Classification of Standard or Better
Life Paid-Up (Overloan Protection)	There is no charge for the rider unless the rider benefits commence. If the rider benefits commence, there is a one-time charge guaranteed not to exceed 7.5% of the Policy Value (for policies using the guideline premium test) and 13.5% of the Policy Value (for policies using the cash value accumulation test) that is taken from the Policy Value.
Supplemental Benefit Rider	The charge for this rider varies based on individual characteristics. The monthly charge is guaranteed not to be less than $0.01 nor to exceed $83.33 per $1,000 of Net Amount at Risk.
Distribution of the Policy
The Company has appointed Principal Securities, Inc. (“PSI”), Des Moines, Iowa 50392, a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority (“FINRA”) and affiliate of the Company, as the distributor and principal underwriter of the Policy. The Company pays commissions to PSI as described in the Statement of Additional Information. Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Expense allowances may be paid to agents and brokers based on premiums received. PSI also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Policies. The 12b-1 fees for the Underlying Funds are shown in the prospectuses of each Underlying Fund.
Applications for the Policies are solicited by registered representatives of PSI or such other broker-dealers as have entered into selling agreements with PSI. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Policy in all jurisdictions where it is licensed to do business and where the Policy is approved.
Payments to Financial Intermediaries
The Company pays compensation to broker-dealers, financial institutions and other parties (“Financial Intermediaries”) for the sale of the Policy according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Policy. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements and education payments. These Additional Payments are designed to provide incentives for the sale and retention of the Policies as well as other products sold by the Company and may influence the Financial Intermediary or registered representative to recommend the purchase of this Policy over competing policies or over other investment options. You may ask your registered representative about these differing and divergent interests, how she/he is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.
Service Arrangements and Compensation
The Company and/or PSI have entered into agreements with the distributors, advisers and/or the affiliates of some of the mutual funds underlying the Policy and receive compensation for providing certain services including, but not limited to, distribution and operational support services, to the Underlying Fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Policy Owners’ instructions. Because the Company and PSI receive such fees, they may be subject to competing interests in making these funds available as investment options under the Policy. The Company takes into consideration the anticipated payments from Underlying Funds when it determines the charges assessed under the Policy. Without these payments, charges under the Policy are expected to be higher.
Underlying Fund Charges
The assets of each Division are used to purchase shares in a corresponding Underlying Fund at net asset value. The net asset value reflects management fees and operating expenses already deducted from the assets of the Underlying Fund. Current management fees and operating expenses for each Underlying Fund are shown in its prospectus.
GENERAL DESCRIPTION OF THE POLICY
General Account
The Company's general obligations and any guaranteed benefits under the Policy are supported by our General Account (and not by the Separate Account) and are subject to the Company's claims-paying ability. A Policy Owner should look to the Company's financial strength for its claims-paying ability. Assets in the General Account are not segregated for the exclusive benefit of any particular Policy or obligation. General account assets are also available to the Company's general creditors and the conduct of its routine business activities, such as the payment of salaries, rent and other ordinary business expenses. For more information about the Company's financial strength, you may review its financial statements and/or check its current rating with one or more of the independent sources that rate insurance companies for their financial strength and stability. Such ratings are subject to change and have no bearing on the performance of the Underlying Funds.
The Contract
The entire contract is made up of applications, amendments, riders and endorsements attached to the Policy, Data Pages, copies of any supplemental applications, amendments, and endorsements. No statement, unless made in an application, is used to void a Policy (or void an Adjustment in the case of an Adjustment application). Only our corporate officers can agree to change or waive any provisions of a Policy. Any change or waiver must be in writing and signed by an officer of the Company.
The Policy is an individual flexible premium variable universal life insurance policy. This prospectus describes all material provisions of the Policy. Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is included in the GENERAL DESCRIPTION OF THE POLICY - Material State Variations. Specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.
Rights under the Policy
Ownership
Unless changed, the Owner is as named in the application. The Owner may exercise every right and privilege of the Policy, subject to the rights of any irrevocable beneficiary(ies) and any assignee(s).
All rights and privileges of ownership of a Policy end if:
•    the death proceeds are paid;
•    the maturity proceeds are paid;
•    the Policy is surrendered; or
•    the grace period ends without our receiving the payment required to keep the Policy in force.
If an Owner dies before the Policy terminates, the surviving Owner(s), if any, succeeds to that person’s ownership interest, unless otherwise specified. If all Owners die before the Policy terminates, the Policy’s ownership interest passes to the Insured. If the Owner is not a natural person and is no longer in existence, the Insured becomes the Owner unless otherwise required by law. With our consent, you may specify a different arrangement for contingent ownership.
You may change your ownership designation. Your request must be in writing and approved by us. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.

Beneficiary
If the Insured dies before the Policy Maturity Date, we pay death proceeds to your named beneficiary(ies). You have the right to name a beneficiary(ies) and contingent beneficiary(ies). This may be done as part of the application process or by sending us a Written Request. Unless you have named an irrevocable beneficiary, you may change your beneficiary designation by sending us a Written Request. After approval, the change is effective as of the date you signed the request for change. We reserve the right to require that you send us the Policy so that we can record the change.
If no beneficiary(ies) survives the Insured, the death proceeds will be paid to the surviving Owner(s) in equal percentages, or if applicable, to the last surviving Owner's estate unless otherwise specified.
Assignment
You may assign your Policy. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We assume no responsibility for the validity of any assignment.
An assignment must be made in writing and filed with us at our Home Office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your rights, as well as those of the beneficiary(ies), are subject to any assignment on file with us.
Limitations on Transfers

Division Transfers
After the initial allocation of premiums, you may transfer amounts between the Divisions and/or to the Fixed Account. You must specify the dollar amount or percentage to transfer from each Division. The transfer is made, and the values determined as of the end of the Valuation Period in which we receive your request. In states where allowed, we reserve the right to reject transfer instructions from someone providing them for multiple Policies for which he or she is not the Owner.
You may request an unscheduled transfer or set up scheduled transfers by:
•    sending a Written Request to us;
•    calling us at 1-800-247-9988 (if telephone privileges apply);
•    faxing us at 1-866-885-0390;
•    visiting www.principal.com (if internet privileges apply).
Unscheduled Transfers
You may make unscheduled transfers from a Division to another Division and/or the Fixed Account. We reserve the right to impose a transfer fee of $25 on each unscheduled transfer after the first unscheduled transfer in a Policy Month.
Scheduled Transfers
You may elect to have automatic transfers made out of one Division into one or more of the other Divisions. You may not make automatic transfers from the Divisions to the Fixed Account. You choose the investment options, the dollar amount and timing of the transfers. There is no transfer fee on scheduled transfers. There is no charge for participation in the scheduled transfer program.
Automatic transfers are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends and is not guaranteed.
Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$25.00	4
February	$100	$20.00	5
March	$100	$20.00	5
April	$100	$10.00	10
May	$100	$15.00	6
June	$100	$20.00	5
Total	$600	$110.00	35

In the example above, the average share price is $18.33 (total of share prices ($110.00) divided by number of purchases (6)) and the average share cost is $17.14 (amount invested ($600.00) divided by number of shares purchased (35)).
Automatic transfers are made on a periodic basis. The amount of the transfer is: the dollar amount you select; or a percentage of the Division value as of the date specified (other than the 29th, 30th, or 31st). You select the transfer date (other than the 29th, 30th, or 31st) and the transfer frequency (annually, semi-annually, quarterly, or monthly). If the selected date is not a Business Day, the transfer is completed on the next Business Day. Transfers continue until your interest in the Division has a zero balance or we receive notice to stop them. We reserve the right to limit the number of Divisions from which simultaneous transfers are made. In no event will it ever be less than two. Automatic transfers are not available from the Divisions to the Fixed Account.
Fixed Account Transfers
Transfers from your investment in the Fixed Account to the Division(s) are subject to certain limitations. You may transfer amounts by making either a scheduled or unscheduled Fixed Account transfer. You may not make both a scheduled and an unscheduled transfer from the Fixed Account in the same calendar year. It may take several years before a policy Owner can move all the Policy Value in the Fixed Account to the Divisions.
Unscheduled Transfers
You may make one unscheduled transfer from the Fixed Account to Division(s) during the first 30-day period of each calendar quarter.
•    In each calendar year, the transfers may not exceed:
•your Fixed Account value as of December 31 of the prior year (if $5,000 or less);
•$5,000 (if your Fixed Account value as of December 31 of the prior year is greater than $5,000 but less than $20,000); or
•25% of your Fixed Account value as of December 31 of the prior year (if the Fixed Account value is greater than $20,000).
•    We must receive your notice during the 30-day period.
•    You must specify the dollar amount or percentage to be transferred.
Scheduled Transfer Program
You may elect scheduled transfers from the Fixed Account to your Division(s) without an additional charge as follows:
•    The value of your Fixed Account must be $20,000 or more when your scheduled transfers begin.
•    You must elect participation in the program by furnishing us with notice. The election may be made at any time following the end of the examination offer period. Once made, this election is irrevocable.
•    Transfers to the Divisions will be made in the proportions used for allocation of premium payments.
•    If your premium payments included an allocation to the Fixed Account, your notice must include new premium payment allocations to the Division(s) only.
•    During the transfer period, you may not: make unscheduled transfers out of the Fixed Account; or make transfers and premium payments to the Fixed Account.
Your election will be effective as of the Valuation Period during which we receive your notice and transfers will be made according to the following schedule:
•    The first transfer will be 25% of the Fixed Account value;
•    12 months from the first transfer (or next Business Day if the transfer day is not a Business Day), 33% of the Fixed Account value;
•    24 months from the first transfer (or next Business Day if the transfer day is not a Business Day), 50% of the Fixed Account value; and
•    36 months from the first transfer (or next Business Day if the transfer day is not a Business Day), the balance of the Fixed Account value.
If on any transfer date, the Fixed Account value prior to the transfer is $5,000 or less, the entire Fixed Account value will be transferred.
Example:    The example does not reflect payment of interest on the value in the Fixed Account. It also assumes that Monthly Policy Charges are not taken from the Fixed Account and that you make no partial surrenders or policy loans from the Fixed Account.
The policy is dated July 1, 2020. On February 7, 2021, the balance in the Fixed Account is $100,000 and scheduled transfers are elected. The transfers will occur as follows:

Date	Balance	Percent to be Transferred	Amount to be Transferred
February 7, 2021	$100,000	25%	$25,000
February 7, 2022	$75,000	33%	$24,750
February 7, 2023	$50,250	50%	$25,125
February 7, 2024	$25,125	100%	$25,125
The first day that you may make transfers or premium payments to the Fixed Account is February 8, 2024. After January 1, 2025, you may make an unscheduled transfer from the Fixed Account as set forth above.
Automatic Portfolio Rebalancing (APR)
APR allows you to maintain a specific percentage of your Net Policy Value in the Divisions over time.
Example:    You may choose to rebalance so that 50% of your Policy Values are in the Money Market Division and 50% in the SmallCap Value I Division. At the end of the specified period, market changes may have caused 60% of your value to be in the Money Market Division and 40% in the SmallCap Value I Division. By rebalancing, Units from the Money Market Division are sold and the proceeds are used to purchase Units in the SmallCap Value I Division so that 50% of the Policy Values are once again invested in each Division.
You may elect APR at the time of application or after the Policy has been issued. There is no charge for participation in the APR program. The APR transfers:
•    do not begin until the expiration of the examination offer period;
•    are done without charge;
•    may be done on the specified frequency (monthly, quarterly, semiannual, or annual) on a Policy Year or calendar year basis;
•    may be done by:
•calling us at 1-800-247-9988 (if telephone privileges apply);
•mailing your Written Request to us;
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
•    are made at the end of the next Valuation Period after we receive your instruction;
•    are not available if you have scheduled transfers from the same Divisions; and
•    are not available for any values in the Fixed Account.
Automatic portfolio rebalancing is also the term used in connection with certain non-qualified deferred compensation plans. In these instances, the plan has a service agreement directing the service provider to give effect to the plan’s allocation instructions.
Reservation of Rights
We reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes. However, we cannot make any guarantee regarding the future tax treatment of any Policy.
We reserve the right to modify or endorse the Policy in order to maintain compliance with applicable laws and regulations.
We also reserve the right to amend or terminate the special plans described in this prospectus; for example, preauthorized premium payments. You would be notified of any such action to the extent required by law.
We reserve the right to make certain changes if, in our judgment, they best serve your interests or are appropriate in carrying out the purpose of the Policy. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Examples of the changes we may make include:
•transfer assets in any Division to another Division;
•add, combine or eliminate Divisions; or
•substitute the shares of a Division for shares in another Division:
•if shares of a Division are no longer available for investment; or

•if in our judgment, investment in a Division becomes inappropriate considering the purposes of the Division.
If we eliminate or combine existing Divisions or transfer assets from one Division to another, you may change allocation percentages and transfer any value in an affected Division to another Division(s) without charge. If we substitute one Underlying Fund for another, you may change your allocations. You may exercise these privileges until the later of 60 days after a) the effective date of the change, or b) the date you receive notice of the options available. You may only exercise these rights if you have an interest in the affected Division(s).
Right to Exchange
During the first 24 months after the Effective Date (except during a grace period), you have the right to make an irrevocable, one-time election to transfer all of your Division values to the Fixed Account. No charge is imposed on this transfer. The Policy Value immediately after the transfer will be the same as immediately before the transfer. From the exchange date forward, the Policy Value will no longer be affected by the investment performance of the Divisions.
Your request must be in writing and be signed by the Owner(s). The request must be postmarked or delivered to our Home Office before the end of the 24-month period. The transfer is effective when we receive your Written Request.
Suicide
Death proceeds will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Policy Date. Instead, we will return all premiums paid, less any Loan Indebtedness, less any partial surrenders. Death proceeds which are a result of a Face Amount increase made under an Adjustment or a rider that requires evidence of insurability will not be paid if the Insured dies by suicide, while sane or insane, within two years of the Adjustment Date. Instead, we will return the sum of the Monthly Policy Charges paid for the increased amount of protection.
The length of the suicide period may vary in some states. Any returned amounts noted above will be paid to the beneficiary(ies) of the policy.
Aviation and Hazardous Sports Exclusion Riders
Your Policy may be subject to the Aviation Exclusion Rider or the Hazardous Sports Exclusion Rider. Under these riders, if the Insured dies in an excluded circumstance, we will pay only the Net Surrender Value as of the date of death, even if there is other language in the Policy to the contrary. Excluded circumstances include death as a result of: participating in an excluded hazardous sport specified in the rider; operating, riding in, or descending from aircraft on which the Insured is a pilot or member of the operating crew, is giving or receiving training or instruction, or has other specified assigned duties; or jumping or parachuting from an aircraft.
Delay of Payments or Transfers
Payment due to exercise of your rights under the examination offer provision, surrenders, policy loans, death or maturity proceeds, and transfers to or from a Division are generally made within five days after we receive your instructions in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon return of the Policy, full or partial surrender, policy loan, death, maturity or the transfer to or from a Division may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940.
The right to sell shares may be suspended during any period when:
•trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays, or
•an emergency exists, as determined by the SEC, as a result of which: disposal by a fund of securities owned by it is not reasonably practicable; it is not reasonably practicable for a fund to fairly determine the value of its net assets; or the SEC permits suspension for the protection of security holders.
If a payment or transfer is delayed and your instruction is not canceled by your Written Request, the transaction will occur on the first Business Day following the expiration of the permitted delay. The transaction is generally made within five days thereafter.
In addition, we reserve the right to defer payment of that portion of your Policy Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 Business Days) to allow the check to clear the banking system.
We may defer payment of proceeds payable out of the Fixed Account for a period of up to six months.

Frequent Trading and Market-Timing (Abusive Trading Practices)
This Policy is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase this Policy. The Company does not accommodate market timing.
We consider frequent trading and market timing activities to be abusive trading practices because they:
•Disrupt the management of the Underlying Funds by forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund and causing unplanned portfolio turnover;
•Hurt the portfolio performance of the Underlying Funds; and
•Increase expenses of the Underlying Fund and Separate Account due to increased broker-dealer commissions; and increased recordkeeping and related costs.
If we are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the Underlying Funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.
If we, or an Underlying Fund, deem abusive trading practices to be occurring, we will take action that may include, but is not limited to:
•Rejecting transfer instructions from a Contract Owner or other person authorized by the Owner to direct transfers;
•Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;
•Limiting the number of unscheduled transfer during a Contract year to no more than 12;
•Prohibiting you from requesting a transfer among the Divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and
•Taking such other action as directed by the Underlying Fund.
The Underlying Funds have reserved the right to accept or reject, without prior written notice, any transfer requests.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, we will reverse the transfer (within two Business Days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We will give you notice in writing in this instance.
Material State Variations
Your Policy’s provisions may differ from the description in this prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in the state in which the Policy was issued. A general summary of material state variations is below. The specific variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or in riders or endorsements attached to your Policy. You should refer to your Policy for these state specific features.

State with Variation	Provision/Rider	Description of Variation
DE, ND, SD	Free Look (Amount of Refund)	Premium refund states
CA	Free Look (Amount of Refund)	whether premium or account value is refunded depends upon investments selected
FL, ND	Benefit Payment	Lump sum only
ND	Suicide Exclusion (Duration)	One year
FL	Enhanced Cash Surrender Value Rider	Rider benefit is available on full policy surrenders related to a replacement or Section 1035 Exchange
IL, MD, TX	Aviation Exclusion	Not applicable
AZ, CT, GA, IL, KY, LA, MD, MN, MO, MT, NH, ND, OK, SD, TN, TX, WI	Hazardous Sports Exclusion	Not applicable
NJ	Change of Insured Rider	Not available
NJ	Salary Increase Rider	Not available

PREMIUMS
Payment of Premiums
You may make unscheduled premium payments and/or Planned Periodic Premiums. Planned periodic premiums are premiums in the amount and on the frequency you plan to pay. We will send premium reminder notices if you establish an annual, semiannual, or quarterly planned payment schedule. You may set up preauthorized withdrawals to allow us to automatically deduct premium payments from your checking or other financial institution account.
The amount and frequency of your premium payments affects the Policy Value, the Net Policy Value, and how long the Policy remains in force. Insufficient premium payments may cause the policy to lapse as described in POLICY TERMINATION AND REINSTATEMENT.
Premium payments may be delivered to us as follows:
•If you have established an annual, semiannual, or quarterly planned payment schedule, by sending payment in the reply envelope enclosed in the premium reminder notice;
•By mailing your payment according to the instructions below; or
•By wire transfer according to the instructions below.
Premium Payment Mailing Instructions
Premium payments sent to our Home Office must be addressed as follows:
    Principal National Life Insurance Company
    P.O. Box 10431
    Des Moines, Iowa 50306-0431
Premium Payment Wiring Instructions
Premium payments sent to us by wire transfer must be directed as follows:
Direct to: Wire Routing Transit Number 121000248
Bank name: Wells Fargo Bank, N.A.
City, State: San Francisco, CA
Beneficiary Account Number (BNF): 8785453690
Beneficiary Account Name: Principal Life Insurance Company Individual BMA EFT
OBI Information: (instructions - see below)
OBI Information is extremely important in identifying how to apply these funds. Please include the following:
•As much description as possible in the 68 characters allowed.
•Contract number(s), business group or Insured’s name, special instructions - such as “init prem”, “loan repay”, etc.
•Direct it to: ATTN: Individual Billing and Collection

Payments are to be made via personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks, and foreign checks.
Premiums Affecting Guarantee Provisions
If the Death Benefit Guarantee rider is made a part of your Policy and you pay at least the Death Benefit Guarantee Premium Requirement, the rider guarantees the Policy will not lapse before the Insured’s Attained Age 85.
The death benefit guarantee monthly premium is shown on your Data Pages. The death benefit guarantee premium may vary by issue age, risk classification, gender (if applicable), and tobacco status.
The Death Benefit Guarantee Premium Requirement is met if (a) is equal to or greater than (b) where:
(a)    is the sum of premiums paid less any partial surrenders and any Loan Indebtedness; and
(b)    is the sum of the death benefit guarantee monthly premiums since the Policy Date to the most recent Monthly Date.
If on any Monthly Date, the Death Benefit Guarantee Premium Requirement is not met, the protections of the rider will not apply and the Policy is at risk of terminating on any Monthly Date if the Net Policy Value is insufficient to pay the Monthly Policy Charge.
Premium Limitations
The Internal Revenue Code imposes limits on premiums under the guideline premium/cash value corridor test, as well as to determine whether the policy is classified as a Modified Endowment Contract. If you make a premium payment that we determine exceeds one or both of these limits, we reserve the right to only accept that portion of the payment that is within the applicable limit(s) and refund or apply the excess premium as follows:
•If we receive such premium payments more than 30 days from the date the applicable limit will increase, we will refund the excess premium payment to you.
•If we receive such premium payments within 30 days from the date the applicable limit will increase, we will hold the excess premium payment in a non-interest bearing account and apply it to your policy once the applicable limit increases.
Except for any amount necessary to continue the policy in force, we reserve the right to refund any premium that increases the policy's death benefit by more than it increases the Policy Value. Alternatively, we may require satisfactory evidence of insurability.
The minimum initial premium required is based on the Initial Total Face Amount of the Policy, the death benefit option and the charges and expenses of the Policy. There is no minimum amount requirement for subsequent premiums; however, insufficient premium payments may cause the policy to lapse (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
Allocation of Premiums
We allocate your initial Net Premiums as described below. Thereafter, allocations of Net Premiums are made to the Divisions and the Fixed Account according to your instructions. The total of all allocation percentages must equal 100. Net premiums are allocated as of the Valuation Period in which they are received in good order.
The percentage allocation for future premium payments may be changed, without charge, at any time by:
•sending a Written Request to us;
•calling us at 1-800-247-9988 (if telephone privileges apply);
•faxing us at 1-866-885-0390; or
•visiting www.principal.com (if internet privileges apply).
The allocation changes are effective at the end of the Valuation Period in which the new instructions are received.
Premium Refund States
If the Policy is issued in a state that requires a full refund of premium when the policy is returned during the examination offer period, the initial Net Premium, including any premium received during the examination offer period, is allocated to the Money Market Division. The premium will be reallocated to the Divisions and the Fixed Account according to your instructions on the later of the Effective Date or the end of the examination offer period (or on the first Business Day thereafter). See SURRENDERS AND PARTIAL SURRENDERS – Right to Examine Policy (“Free Look” Provision) for more information about the examination offer period.

If the purchase of this policy falls within the definition of a replacement under state law, we reserve the right to retain the initial Net Premiums in the Money Market Division to correspond to the examination offer period of a particular state’s replacement requirements.
Market Value States
If the policy is issued in a state that allows refund of Net Policy Value when the policy is returned during the examination offer period, the initial Net Premium is immediately allocated to the Divisions according to your instructions. In these states, we will refund the Net Policy Value, which may be more or less than your premium, if the policy is returned during the examination offer period. See SURRENDERS AND PARTIAL SURRENDERS – Right to Examine Policy (“Free Look” Provision) for more information about the examination offer period.
Division Valuation
There is no guaranteed minimum Division value. Its value reflects the investment experience of the Division. It is possible that the investment performance could cause a loss of the entire amount allocated to the Division. Without additional premium payments or a Death Benefit Guarantee rider, it is possible that no death benefit would be paid upon the Insured’s death.
At the end of any Valuation Period, your value in a Division is:
•    the number of Units you have in the Division
•    multiplied by the value of a Unit in the Division.
The number of Units is the total of Units purchased by allocations to the Division from:
•    your initial premium payment (less Premium Expense Charges);
•    plus subsequent premium payments (less Premium Expense Charges);
•    plus transfers from another Division or the Fixed Account
minus Units sold:
•    for partial surrenders from the Division;
•    as part of a transfer to another Division, the Fixed Account or the Loan Account; and
•    to pay Monthly Policy Charges and any transaction fees.
We calculate Unit values on days that the NYSE is open for trading and trading is not restricted. We do not calculate Unit values on these recognized holidays: New Year’s Day; Labor Day; Martin Luther King, Jr. Day; Thanksgiving; President’s Day; Christmas; Good Friday; Memorial Day, Juneteenth and Independence Day. In addition, we do not calculate Unit values if an emergency exists making disposal or valuation of securities held in the Underlying Funds impracticable or if the SEC, by order, permits a suspension or postponement for the protection of security holders. To calculate the Unit value of a Division, the Unit value from the previous Business Day is multiplied by the Division’s net investment factor for the current Valuation Period. The number of Units does not change due to a change in Unit value.
The net investment factor measures the performance of each Division. The net investment factor for a Valuation Period is calculated as follows:
[{the share price (net asset value) of the Underlying Fund at the end of the Valuation Period before that day’s transactions
plus
the per share amount of the dividend (or other distribution) made by the mutual fund during the Valuation Period}
divided by
the share price of the Underlying Fund at the end of the previous Valuation Period after that day’s transactions]
When an investment owned by an Underlying Fund pays a dividend, the dividend increases the net asset value of a share of the Underlying Fund as of the date the dividend is recorded. As the net asset value of a share of an Underlying Fund increases, the Unit value of the corresponding Division also reflects an increase. Payment of a dividend under these circumstances does not increase the number of Units you own in the Division.

Fixed Account Valuation
The value of your Fixed Account on any Business Day is:
•    Net Premiums allocated to the Fixed Account
•    plus transfers from the Division(s) and the Loan Account (as a result of a loan repayment)
•    plus interest credited to the Fixed Account
•    minus surrenders, transaction fees, and Monthly Policy Charges
•    minus transfers to the Loan Account
•    minus transfers to the Division(s)
DEATH BENEFITS AND POLICY VALUES
Death Proceeds
We will pay the death proceeds to the beneficiary(ies) subject to the provisions of the policy, after we receive:
•    notice and proof that the Insured died while the Policy was in force and before the Policy Maturity Date. Proof of the Insured's death consists of a certified copy of the death certificate of the Insured;
•Sufficient information to determine our liability, the extent of the liability, and the appropriate payee legally entitled to the proceeds; and
•Sufficient evidence that any legal impediments to payment of proceeds that depend on the action of parties other than us are resolved. Legal impediments to payment include, but are not limited to: (a) the establishment of guardianships and conservatorships; (b) the appointment and qualification of trustees, executors and administrators; and (c) the submission of information required to satisfy state and federal reporting requirements.
We pay death proceeds first to the assignee, if any, in a lump sum. We pay the remainder to your named beneficiary(ies) as described below. If no beneficiary(ies) survives the Insured, we will pay the death proceeds to the Owner or the Owner’s estate unless you have given us written notice otherwise.
We will pay death proceeds according to the benefit payment option (shown below) that you have chosen. If you do not select a benefit payment option, your named beneficiary(ies) may each choose to receive payment in a lump sum or according to a benefit payment option. If your beneficiary(ies) does not choose a benefit payment option, we will pay the death proceeds in a lump sum.
Death proceeds, calculated as of the date of death of the Insured, are A minus B minus C where:
•A is the death benefit plus any proceeds from any benefit rider on the Insured's life;
•    B is any Loan Indebtedness; and
•    C, if the Insured's death occurs during a grace period, is the lesser of any overdue Monthly Policy Charges and, if applicable, the Death Benefit Guarantee Premium Requirement.
Benefit Payment Instructions
While the Insured is alive, you may give us instructions for payment of death proceeds under one of the fixed benefit payment options shown below. If we have not received written benefit payment instructions from you prior to the Insured’s death, each of your beneficiaries may select either a lump sum distribution or one of the benefit payment options shown below. You may change your benefit payment instructions by sending us written notice. If you change your beneficiary(ies) designation, your prior benefit payment instructions are automatically revoked.
Benefit Payment Options
The benefit payment options include:
•    Custom Benefit Arrangement – We will make benefit payments based on arrangements you have requested and we have agreed to in writing (e.g., equal payments made over a specified period of time, joint and survivor life income with a reduced survivor benefit, etc.).
•    Life Income – We will make benefit payments for a person’s lifetime; payments stop after the death of that person. It is possible that we would make no payments if the person were to die before the first payment was due.
•    Life Income with Period Certain – We will make benefit payments for the longer of a person’s lifetime or a guaranteed period that you specify (must be between 5 to 30 years). If the person dies before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designate until the end of the guaranteed period.
•    Joint and Survivor Life Income – We will make benefit payments for the longer of the lifetimes of two named people. Payments stop upon the death of the survivor of the two persons. It is possible that we would make no payments if both persons were to die before the first payment was due.

•    Joint and Survivor Life Income with Period Certain – We will make benefit payments for the longer of the lifetimes of two named people or a guaranteed payment period that you specify (must be between 5 to 30 years). If both people die before all of the guaranteed payments have been made, we will continue to make the guaranteed payments to the person(s) you or your beneficiary designates until the end of the guaranteed period.
These benefit payment options are also available if the Policy matures or is surrendered.
Death Benefit Options
The death benefit option is selected at the time of application. If a death benefit option is not chosen, the Policy will be issued with Death Benefit Option 1.
The three death benefit options available are:
•    Death Benefit Option 1 – the death benefit equals the greater of:
•the Total Face Amount; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•    Death Benefit Option 2 – the death benefit equals the greater of:
•the Total Face Amount plus the Policy Value; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
•    Death Benefit Option 3 – the death benefit equals the greater of:
•the Total Face Amount plus the greater of a) premiums paid less partial surrenders and b) zero; or
•the amount found by multiplying the Surrender Value by the applicable percentage*.
*     The applicable percentage tables are in Appendix B and are based on our interpretation of Section 7702 of the Internal Revenue Code as set forth below. The table which applies to your Policy is determined by your choice of either the guideline premium/cash value corridor test or the cash value accumulation test.
Example:    The following assumptions are made to demonstrate the use of the Tables found in Appendix B:
Death Benefit Option: 1
Total Face Amount: $1,000,000
Surrender Value: $900,000
Definition of Life Insurance Test: Guideline Premium/Cash Value
Corridor Test
Attained Age: 45
Risk Class: Preferred Non-Tobacco
Applicable Percentage: 215%
Death Benefit: $900,000 x 215% = $1,935,000
For Policy Dates before October 1, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 378.88% (assuming the Insured is a male) and the death benefit would be $3,409,920.
    For Policy Dates on or after October 1, 2021, if the Definition of Life Insurance Test was the Cash Value Accumulation Test, the applicable percentage would be 201.591% (assuming the Insured is a male) and the death benefit would be $1,814,319 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).
Change in Death Benefit Option
You may change the death benefit option on or after the first policy anniversary. Up to two changes are allowed per Policy Year. Your request must be made in writing and approved by us. The effective date of the change will be the Monthly Date that coincides with, or next follows, our approval. If the death benefit option change involves a face decrease, you may elect to keep the current Total Face Amount, subject to underwriting review and approval.
The option may not be changed from Death Benefit Option 1 to Death Benefit Option 3 or from Death Benefit Option 2 to Death Benefit Option 3. We will increase or decrease the Total Face Amount so that the death benefit immediately after the change equals the death benefit before the change.

Changing from Death Benefit Option 1 to Death Benefit Option 2
We will decrease the Total Face Amount. The amount of the decrease is equal to the Policy Value on the effective date of the change. If there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis. Because the death benefit can continue to increase under Death Benefit Option 2, thereby increasing the Company’s risk we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,000,000	$50,000
after the change	after the change	after the change
$950,000 ($1,000,000 - $50,000)	$1,000,000 ($950,000+$50,000)	$50,000
Changing from Death Benefit Option 2 to Death Benefit Option 1
We will increase the Total Face Amount. The amount of the increase is equal to the Policy Value on the effective date of the change. The Total Face Amount increase will be in the same proportion as the Base Policy Face Amount to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes that the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,050,000 ($1,000,000 + $50,000)	$50,000
after the change	after the change	after the change
$1,050,000 ($1,000,000 + $50,000)	$1,050,000	$50,000

Changing from Death Benefit Option 3 to Death Benefit Option 1
We will increase the Total Face Amount if the total premiums paid are greater than total partial surrenders (including any transaction fees) as of the effective date of the change. The increase will be in the same proportion as the Base Policy Face Amount is to the Total Face Amount. Because the death benefit will not continue to increase under Death Benefit Option 1, no proof of insurability is required. Cost of insurance charges will likely decrease. This example assumes total premiums paid are $30,000, total partial surrenders are $10,000 and the Base Policy Face Amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$1,020,000	$50,000
Changing from Death Benefit Option 3 to Death Benefit Option 2
We will either increase or decrease the Total Face Amount by subtracting the Policy Value from the greater of a) premiums paid less partial surrenders and b) zero. Because the death benefit can continue to increase under Death Benefit Option 2, therefore increasing the Company’s risk, we may require proof of insurability. In addition, cost of insurance charges will likely increase. This example assumes that total premiums paid are $30,000, total partial surrenders are $10,000 and the policy face amount equals the Total Face Amount.

Total Face Amount	Death Benefit	Policy Value
before the change	before the change	before the change
$1,000,000	$1,020,000 ($1,000,000 + ($30,000 - $10,000))	$50,000
after the change	after the change	after the change
$970,000 ($1,000,000 + ($30,000 - $10,000 - $50,000))	$1,020,000 ($970,000 + $50,000)	$50,000
IRS Definition of Life Insurance
The Policy should qualify as a life insurance contract as long as it satisfies either the guideline premium/cash value corridor test or the cash value accumulation test as defined under Section 7702 of the Internal Revenue Code. One of these tests is chosen at issue. If a test is not chosen, the Policy will comply with the guideline premium/cash value corridor test. Once a test is chosen, it cannot be changed on the Policy.

The guideline premium/cash value corridor test places limitations on the amount of premium payments that may be made and on Policy Values that can accumulate relative to the death benefit. Guideline premium limits are determined when the Policy is issued and can vary by the death benefit option chosen. Guideline premium limits will likely change due to any Adjustment to the Policy.
If you make a premium payment that we determine exceeds the current guideline premium limits under Internal Revenue Code Section 7702, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
The cash value accumulation test does not place limitations on the amount of premium payments but limits the amount of Policy Values that can accumulate relative to the death benefit.
To satisfy either test, the ratio of the death benefit to the Policy Value must be at least as great as the applicable percentage shown in Appendix B. As the Policy Value increases, the minimum death benefit may be required to increase. Because the cost of insurance you pay is based in part on the amount of the death benefit, an increase in the death benefit increases the cost of insurance.
As compared to the cash value accumulation test, the guideline premium/cash value corridor test generally has:
•    smaller applicable percentages
•    lower minimum death benefit
•    lower cost of insurance charges
•    better Policy Value growth.
The smaller applicable percentages lead to a lower minimum death benefit and thus lower cost of insurance charges. Lower charges result in better Policy Value growth.
This may not be the result in all cases. The specifics of each Policy determine which test is more suitable. Illustrations using each of the tests will help you determine which test meets your objectives. An illustration may be obtained from your registered representative or by calling 1-800-247-9988.
The table below demonstrates the minimum death benefit based on the test chosen.
For Policy Dates before October 1, 2021
The example below is based on the following:
•    The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•    The minimum death benefit under the cash value accumulation test is $80,494 (assuming an applicable percentage of 321.976%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,705.44
Cash Value Accumulation Test	$100,000	$80,494	$74,705.44

Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:

•    $138,750 for the guideline premium/cash value corridor test
•    $214,482 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$65,521.22
Cash Value Accumulation Test	$100,000	$214,482	$166,083.83

For Policy Dates on or after October 1, 2021 (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)
The example below is based on the following:
•    The Insured is a male with an Attained Age of 45 at the time the Policy was issued. He dies at the beginning of the sixth Policy Year (Attained Age 50)
•    Total Face amount is $100,000
•    Death Benefit Option 1
•    Surrender value at the date of death is $25,000
•    The minimum death benefit under the guideline premium/cash value corridor test is $46,250 (assuming an applicable percentage of 185% x Surrender Value)
•    The minimum death benefit under the cash value accumulation test is $46,219 (assuming an applicable percentage of 184.874%)

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$46,250	$74,917.11
Cash Value Accumulation Test	$100,000	$46,219	$74,917.11
Here’s the same example, but with a Surrender Value of $75,000. Because the Surrender Value has increased, the minimum death benefit is now:
•    $138,750 for the guideline premium/cash value corridor test
•    $138,656 for the cash value accumulation test.

	The death benefit payable is the larger of these two amounts
	Face Amount	Minimum death benefit	Net amount at risk used in calculating the cost of insurance charge
Guideline Premium/Cash Value Corridor Test	$100,000	$138,750	$63,635.00
Cash Value Accumulation Test	$100,000	$138,656	$63,540.58

Keep in mind that cost of insurance charges, which affect your Policy’s value, increase with the amount of the death benefit, as well as over time. The cost of insurance is charged at a rate per $1,000 of Net Amount at Risk. As the Net Amount at Risk increases, the cost of insurance increases. Policy value also varies depending on the performance of the investment options in your Policy.

All transactions will be subject to the limits as defined under Section 7702 of the Internal Revenue Code. A transaction may not be allowed, or an increase in Total Face Amount may be required, if the transaction would cause a refund of premium and/or distribution of the Policy Value in order to maintain compliance with the Section 7702 limits.
Maturity Proceeds
If your Policy is in force and the Insured is living on the Policy Maturity Date shown on the Data Pages, you may elect to be paid the maturity proceeds, which are equal to the Net Surrender Value.
Adjustment Options
Increase in Total Face Amount
You may request an increase in the Total Face Amount provided that the Policy is not in a grace period and Monthly Policy Charges are not being waived under a rider. The minimum increase in Total Face Amount is $10,000.
The request must be made on an Adjustment application. The application must be signed by the Owner(s) and the Insured. If your request is not approved, no changes are made to your Policy.
We will approve your request if:
•the Attained Age of the Insured does not exceed the maximum age limit that applies to the Policy on a new issue basis; and
•the amount of the face amount increase is at least the minimum face amount Increase shown on the Data Pages; and
•you supply evidence which satisfies us that the Insured is alive and insurable under our underwriting guidelines then in effect; and
•the death proceeds less the Policy Value does not exceed our maximum limits as defined under our underwriting guidelines then in effect; and
•your policy is not in a grace period; and
•the face amount after Adjustment is not less than the minimum face amount shown on the Data Pages; and
•your Monthly Policy Charges or premiums are not being waived under any rider.
The increase in Total Face Amount is in a risk classification determined by us. The Adjustment is effective on the Monthly Date on or next following our approval of your request.
If you want insurance coverage to start at the time the Adjustment application is submitted, an “adjustment premium” payment must be sent with the completed application. The amount of the adjustment premium is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, an adjustment premium conditional receipt will be given to you. The receipt acknowledges the adjustment premium payment and details any interim conditional insurance coverage.
Any adjustment premium payment made in connection with the Adjustment application is held in our General Account without interest (for a period of up to a 60 days) while we complete underwriting for the Adjustment. If we approve the Adjustment, on the effective date of the Adjustment, the amount of the adjustment premium payment being held minus the Premium Expense Charge is moved to the Divisions and/or Fixed Account according to your then current premium allocation percentages.
The cost of insurance charge will increase in the event of an increase in a Policy’s Total Face Amount. If there is insufficient value to pay the higher charges after an increase in Total Face Amount, the Policy will lapse, unless the protections of the death benefit guarantee rider are in effect. The entire Policy would be at risk of lapsing, not just the incremental increase in Total Face Amount.
Decrease in Total Face Amount
On or after the first policy anniversary, you may request a decrease in the Total Face Amount. No transaction fee is imposed on decreases in the Total Face Amount. A request for a decrease requires the following:
•    the request must be made on an Adjustment application;
•    the application must be signed by the Owner(s);
•    the decrease is at least the minimum amount as determined by our underwriting guidelines in place at the time of your request;
•    the decrease may not reduce the Total Face Amount below $100,000; and

•    if there have been previous increases in the Total Face Amount, the decrease of Total Face Amount will be made on a last in, first out basis.
A decrease may not be allowed if the decrease would cause a refund of premium and/or the distribution of the Policy Value in order to maintain compliance with the limits required by the Internal Revenue Code relating to the definition of life insurance.
Policy Values
Your Policy Value is equal to the sum of the values in the Divisions, the Fixed Account, and Loan Account. The Policy Value:
•    increases as premiums are applied and interest is credited;
•    decreases as policy loans, partial surrenders, and policy expenses are deducted; and
•    can increase or decrease as the investment experience of your chosen Divisions fluctuates.
OPTIONAL BENEFITS UNDER THE POLICY

Subject to certain conditions, you may add one or more of the optional insurance benefits summarized in the table below. More information follows the table, and detailed information may be obtained from a registered representative or our Home Office. Not all optional insurance benefits (including those referred to below as "standard") are available to all Owners or in all states, and provisions may vary. Costs of optional insurance benefits are deducted from your Policy Value. See SUMMARY: FEE TABLES for charges.

Optional Benefit/Rider	Purpose	Standard/Optional	Charge	Other Restrictions/Limitations
Change of Insured	allows the business to change the Insured when an employee leaves employment or ownership of the business changes	Optional	No	available on business cases only
Death Benefit Guarantee	guarantees the Policy will not lapse before the Insured attains age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium requirement	Standard(1)	No	If the rider terminates, it may not be reinstated.
Enhanced Cash Surrender Value Rider	If you surrender a Policy in full, we will pay an amount in addition to the Net Policy Value	Optional	No	Underwriting guidelines and plan premium levels determine availability to select the enhanced cash surrender options. Contact your registered representative for more information.
Life Paid-Up (Overloan Protection)	Under certain circumstances, guarantees the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance	Optional	Yes	Once the benefit begins, certain limitations and restrictions are imposed on the Policy. Consult your tax advisor regarding this rider.
Supplemental Benefit Rider	provides additional insurance (total face amount) at a reduced cost	Optional	Yes	Our approval, under our then current underwriting guidelines, is required to add this rider. The supplemental cost of insurance rate applies.
(1)    Availability of these riders varies. See the more detailed information below.

Change of Insured Rider
This rider is available on business cases only and may be added at any time prior to the proposed Insured’s issue age 69. It allows the business to change the Insured when an employee leaves employment or ownership of the business changes. We must receive satisfactory evidence of insurability (according to our underwriting guidelines then in effect) for the newly named Insured. Future cost of insurance rates are based on the gender, issue age, tobacco status and risk classification of the newly named Insured. Until the effective date of the change of Insured application, coverage remains in effect on the life of the prior Insured. The death proceeds are paid when the newly named Insured dies. There is no charge for this rider.
Death Benefit Guarantee Rider
This rider is automatically made a part of the Policy at issue as long as the premium (planned or paid) is equal to or greater than the annual Death Benefit Guarantee Premium Requirement. This rider provides that your Policy will not lapse before Insured’s Attained Age 85 if premiums paid equal or exceed the Death Benefit Guarantee Premium Requirement. The Death Benefit Guarantee Premium Requirement is described in PREMIUMS - Premiums Affecting Guarantee Provisions, and an illustration (available at no charge from your registered representative or our Home Office) will provide the Death Benefit Guarantee Premium Requirement applicable to your Policy.
If on any Monthly Date, the death benefit guarantee premium is not met, we send you a notice stating the premium required to keep the rider in effect. If the premium required to maintain the rider is not received in our Home Office before the expiration of the 61 days (which begins when the notice is mailed), the death benefit guarantee is no longer in effect and the rider is terminated. If the rider terminates, it may not be reinstated (except in states where reinstatement is required). The rider may not be added after the Policy has been issued. There is no charge to purchase this rider; however, sufficient premiums are required to be paid in order for the rider benefits to apply.
Enhanced Cash Surrender Value Rider
If you surrender a Policy in full that has the optional Enhanced Cash Surrender Value Rider, we will pay an amount in addition to the Net Policy Value as set out below. The additional amount reflects a partial refund of past policy charges. The additional amount is only available upon a full cash surrender of the Policy that is not associated with a replacement or an exchange under Section 1035 of the Internal Revenue Code, or with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. In Florida, the additional amount is only available upon a full cash surrender of the Policy that is not associated with the exercise of your right to return the Policy pursuant to the examination offer (Free-Look) provision. This rider has no value unless or until you surrender the Policy in full. This rider generally terminates if there is a change of ownership of your Policy. This rider may be reinstated as part of your Policy if the rider was part of your Policy at the end of the grace period (as described in the grace period provision of the Policy) and if all conditions for reinstatement are met. If the rider is reinstated pursuant to the terms and conditions of the rider, Policy Year of surrender for the rider benefit will be based on the Policy Date.
The Enhanced Cash Surrender Value Rider benefit is equal to the applicable additional amount shown in the table, multiplied by the enhancement factor.

Policy Year of Surrender	Additional Amount
1	8.15% of premium received since issue less partial surrenders
2	9.50% of premium received since issue less partial surrenders
3	9.40% of premium received since issue less partial surrenders
4	9.00% of premium received since issue less partial surrenders
5	8.40% of premium received since issue less partial surrenders
6	7.50% of premium received since issue less partial surrenders
7	6.50% of premium received since issue less partial surrenders
8	5.50% of premium received since issue less partial surrenders
9	4.75% of premium received since issue less partial surrenders
10	4.00% of premium received since issue less partial surrenders
11	3.00% of premium received since issue less partial surrenders
12	2.00% of premium received since issue less partial surrenders
13	0.90% of premium received since issue less partial surrenders
14+	0.00% of premium received since issue less partial surrenders
There are four Enhancement Factor options available - 25%, 50%, 75%, or 100%. Underwriting guidelines and plan premium levels determine availability to select these options. Higher Enhancement Factors are available for relatively larger plan premium levels. Contact your registered representative for more information.

There is no initial cost to purchase this rider, however, your Policy Value will be impacted because a higher current asset based charge will be deducted from your Policy Value with 100% Enhancement Factor as compared to a policy issued without this rider. This higher current asset based charge will continue even if this rider terminates.
Life Paid-Up Rider (Overloan Protection)
This rider may be elected at any time prior to the Policy Maturity Date. Under certain circumstances, this rider can guarantee the Policy will not lapse when there is large Loan Indebtedness by converting the Policy to paid-up life insurance. The rider benefit will begin on any Monthly Date the following conditions are satisfied:

•the Loan Indebtedness is at least the following percentages of the Surrender Value:
◦92% current (92% guaranteed) for the guideline premium test; or
◦90% current (86% guaranteed) for the cash value accumulation test.
•there is sufficient Net Surrender Value to cover the one-time rider charge;
•the Insured’s Attained Age is 75 years or older;
•the Policy has been in force for at least 15 Policy Years; and
•premiums paid have been surrendered.
The amount of Loan Indebtedness is stated in the annual policy statement you receive each Policy Year.
Once the rider benefit begins:
•All values in the Divisions are immediately transferred to the Fixed Account where they will earn interest.
•No further Monthly Policy Charges are deducted for the remaining paid-up death benefit.
•No new premium payments, Face Amount Adjustments, partial surrenders or loans are allowed.
•If death benefit option 2 or 3 is in effect, your death benefit option will change to death benefit option 1 and you may no longer change the death benefit option.
•Your Loan Indebtedness remains and interest will continue to accrue on the Loan Indebtedness. However, loan payments can be submitted.
•All optional riders will automatically be terminated.
There is a one-time maximum charge of 13.5% of the Policy Value, which is taken from the Policy Value on the date the rider benefit begins. For example, if your Policy Value is $100,000, it will be reduced by $13,500 when the benefit begins. We will send you new Data Pages reflecting the change. You have the right to reject this change by giving us Notice.
The Internal Revenue Service has not taken a position on the Life Paid-Up rider. You should consult your tax advisor regarding this rider.
Supplemental Benefit Rider
This rider provides additional insurance (Total Face Amount) at a reduced cost. Our approval, under our then current underwriting guidelines, is required to add this rider.
There is a supplemental cost of insurance charge for the Net Amount at Risk provided by this rider. The supplemental cost of insurance rate varies depending upon the Insured’s gender, issue age, duration since issue and Adjustment, tobacco status, and risk classification, and is determined based on, without limitation, our expectations as to our future earnings, expenses, state and federal taxes, mortality and persistency experience, market conditions, and revenue for profit. The supplemental cost of insurance rate ranges from a maximum of $83.33333 per $1,000 Net Amount at Risk to $0.00062 per $1.000 Net Amount at Risk.
SURRENDERS AND PARTIAL SURRENDERS
Surrenders
You must send us a Written Request for any surrender. The request must be signed by all Owners, irrevocable beneficiary(ies), if any, and any assignees. The surrender is effective and the Surrender Value calculated as of the end of the Valuation Period during which we receive the Written Request for surrender. Partial surrenders may negatively affect your Death Benefit Guarantee rider, if applicable. Partial surrenders will reduce your face amount if under death benefit option 1 or 3.
Full Surrender
The Policy may be surrendered while the Policy is in effect. There is no refund of any Monthly Policy Charges deducted before the full surrender effective date.

Unscheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, you may surrender a part of the Net Policy Value. You may take two unscheduled partial surrenders during a Policy Year before any transaction fees apply. After the second unscheduled partial surrender in a Policy Year, a transaction fee of the lesser of $25 or 2% of the amount surrendered is charged on each unscheduled partial surrender. An unscheduled partial surrender may not be less than $500 and may not be greater than 90% of the Net Policy Value as of the effective date of the unscheduled partial surrender. The unscheduled partial surrender may not decrease the Total Face Amount to less than $100,000. Unscheduled partial surrenders will negatively affect your death benefit and your Death Benefit Guarantee rider, if applicable.
Your Policy Value is reduced by the amount of the surrender plus any transaction fee. We surrender Units from the Divisions and/or values from the Fixed Account to equal the dollar amount of the surrender request. The amount of the surrender and the transaction fee are deducted from your Divisions and/or Fixed Account according to the surrender allocation percentages you specify. If surrender allocation percentages are not specified, we use your Monthly Policy Charge allocation percentages. No surrender charge is imposed on a partial surrender.
An unscheduled partial surrender may cause a reduction in Total Face Amount. If the Total Face Amount had been previously increased, any reduction of the Total Face Amount at the time of partial surrender, is made on a last in, first out basis.
•    If Death Benefit Option 1 is in effect and the death benefit equals the Total Face Amount, the Total Face Amount is reduced by the amount of the unscheduled partial surrender that is not deemed to be a preferred partial surrender. In situations where the death benefit is greater than the Total Face Amount, the Total Face Amount is reduced by the amount the unscheduled partial surrender exceeds the difference between the death benefit and Total Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During Policy Years 2 through 15, 10% of the Net Policy Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Total Face Amount. As discussed immediately above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the Total Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.
The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the unscheduled partial surrender;
(b)    is the amount of any preferred partial surrenders in the same Policy Year; and
(c)    is 10% of the Net Policy Value at the end of the prior Policy Year.
•If the Death Benefit Option 3 is in effect, the Total Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the amount of the unscheduled partial surrender; and
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.

Scheduled Partial Surrender
On or after the first policy anniversary and prior to the Policy Maturity Date, you may elect to receive part of your Net Policy Value automatically on any Monthly Date.
•    You select the amount of the surrender and the surrender frequency (annually, semi-annually, quarterly or monthly (based on Policy Year)).
•    The surrender is deducted from your Division(s) and/or Fixed Account according to your Monthly Policy Charge allocation percentages.
•    Each scheduled partial surrender may not be greater than 90% of the Net Policy Value (as of the date of the scheduled partial surrender).
•    Scheduled partial surrenders will continue until we receive your instructions to stop them or until surrenders equal premiums paid. Once surrenders equal premiums paid, if there is any remaining Net Policy Value, scheduled policy loans will automatically begin, unless you instruct us otherwise, so as to provide you the same dollar amount at the same frequency as you had received under the scheduled partial surrenders.
•    A scheduled partial surrender may cause a reduction in Total Face Amount:
•If Death Benefit Option 1 is in effect and the death benefit equals the Total Face Amount, the Total Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective (and each subsequent policy anniversary). The amount of the reduction is the sum of the scheduled partial surrenders planned for that Policy Year that are not deemed to be a preferred partial surrender. If the amount of the scheduled partial surrender is increased, the Total Face Amount is reduced on the Monthly Date the change is effective. If the amount of the scheduled partial surrender is decreased, the Total Face Amount is not increased.

If the death benefit is greater than the Total Face Amount, the Total Face Amount is reduced by the amount determined above which exceeds the difference between the death benefit and Total Face Amount.
Preferred Partial Surrender (pertains only if Death Benefit Option 1 is in effect).
During Policy Years 2 through 15, 10% of the Net Policy Value as of the end of the prior Policy Year may be surrendered without a subsequent decrease in the Total Face Amount. As discussed immediately above, any amount surrendered in excess of 10% would not constitute a preferred partial surrender and would cause a reduction in the Total Face Amount. The 10% preferred partial surrender privilege is not cumulative from year-to-year and cannot exceed $100,000 in any Policy Year or $250,000 over the life of the Policy.

The maximum preferred partial surrender is equal to ((a) plus (b)) not to exceed (c) where:
(a)    is the amount of the scheduled partial surrenders planned for that Policy Year;
(b)    is the amount of any preferred partial surrenders in the same Policy Year; and
(c)    is 10% of the Net Policy Value at the end of the prior Policy Year.

•    If the Death Benefit Option 2 is in effect, there is no reduction in the Total Face Amount upon a scheduled partial surrender.

•    If the Death Benefit Option 3 is in effect, the Total Face Amount is reduced on the first Monthly Date a scheduled partial surrender is effective and on each subsequent policy anniversary. The Total Face Amount may also be reduced on the Monthly Date any increase to a scheduled partial surrender is effective. The Total Face Amount is reduced by the lesser of (a) or (b) where:
(a)    is the amount of the scheduled partial surrenders planned for that Policy Year; and
(b)    is the greater of (i) the amount that total partial surrenders exceed total premiums paid; or (ii) zero.
Examination Offer (Free-Look Provision)
It is important to us that you are satisfied with the purchase of your Policy. Under state law, you have the right to return the Policy for any reason during the examination offer period (a “free look”). If you properly exercise your free look, we will rescind the policy and we will pay you a refund. The state in which the Policy is issued determines the examination offer period and the type of refund that applies. A general summary of material state variations is included in GENERAL DESCRIPTION OF THE POLICY - Material State Variations.
If you return this Policy before expiration of the examination offer period, we will refund your full premium in states where required. In states where permitted, we will refund the Net Policy Value, which may be more or less than your premium.
Your request to return the Policy must be in writing. The request and the Policy must be mailed to us or returned to the agent no later (as determined by the postmark) than the last day of the examination offer period as shown below.
The examination offer period is the later of:
•    10 days after you receive the Policy or,
•    such later date as specified by applicable state law
NOTE:    See GENERAL DESCRIPTION OF THE POLICY – Delay of Payments.
LOANS
Policy Loans
While your Policy is in effect and has a Net Policy Value, you may borrow money from us with the Policy as the security for the policy loan.
•    The maximum amount you may borrow is 90% of the Net Policy Value as of the date we process the policy loan.
•    If telephone privileges apply, you may request a policy loan of $100,000 or less by calling us at 1-800-247-9988. If you do not have telephone privileges or are requesting a policy loan of more than $100,000, the request must be made in writing.
•    Requests for policy loans from any joint Owner are binding on all joint Owners.

•    Policy loans may negatively affect your Death Benefit Guarantee rider, if applicable (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
You are charged interest on any Loan Indebtedness as follows:
•For Policy Dates before October 1, 2021, during the first ten Policy Years, the interest rate is 5.00% per year. After Policy Year ten, the interest rate is 4.00% per year.
•For Policy Dates on or after October 1, 2021, during the first ten Policy Years, the interest rate is 3.00% per year. After Policy Year ten, the interest rate is 2.00% per year (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Interest accrues daily and is due and payable at the end of the Policy Year. If interest is not paid when due, it is added to the Loan Indebtedness. Adding unpaid interest to the Loan Indebtedness causes additional amounts to be redeemed from the Division(s) and/or Fixed Account and redemption proceeds transferred to the Loan Account. Redemptions are made in the same proportion as the allocation used for the most recent Monthly Policy Charge.
A policy loan generally has a permanent effect on Policy Values because borrowed amounts do not reflect the investment experience of the Division(s) or interest credited to the Fixed Account. In addition, Loan Indebtedness is subtracted from:
•    death proceeds at the death of the Insured;
•    Surrender Value upon full surrender or termination of a Policy; and
•    maturity proceeds paid.
Loan indebtedness reduces your Net Policy Value. If the Net Policy Value is less than the Monthly Policy Charges on a Monthly Date, the 61-day grace period provision applies (see POLICY TERMINATION AND REINSTATEMENT – Policy Termination (Lapse)).
If the Policy lapses with any Loan Indebtedness, there may be negative tax consequences.
Loan Account
When a policy loan is taken, a Loan Account is established. The Loan Account is part of our General Account.
An amount equal to the loan is transferred from your Divisions and/or Fixed Account to your Loan Account. You may instruct us on the proportions to be taken from your Divisions or the Fixed Account. There are no restrictions on which Divisions or accounts that the loan amount can be transferred from.
Your Loan Account earns interest from the date of transfer as set forth below. Interest accrues daily and is paid at the end of the Policy Year. Once credited, interest is nonforfeitable.
•For Policy Dates before October 1, 2021, 4.00% of the amount in the Loan Account per year
•For Policy Dates on or after October 1, 2021, 2.00% of the amount in the Loan Account per year (in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date)
Net Policy Loan Charge
The net policy loan charge represents the difference between the interest charged on the Loan Indebtedness and the interest credited to the Loan Account. The current net policy loan charge is 1.00% of Loan Indebtedness in Policy Years 1-10 and 0.00% of Loan Indebtedness thereafter.
Unscheduled Loans
Unscheduled loans are available in all Policy Years. You may instruct us on the proportions to be taken from your accounts. If you do not provide such instruction, the loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Scheduled Loans
After the first Policy Year, scheduled policy loans are available on any Monthly Date if you have withdrawn, through partial surrenders, an amount equal to or exceeding total premiums paid. A scheduled loan is the equivalent of a scheduled withdrawal of earnings following the withdrawal of all premiums paid. Scheduled loans may occur on a monthly, quarterly, semiannual or annual basis (based on the Policy Year). The loan amount is withdrawn in the same proportion as the allocation used for the most recent Monthly Policy Charge.
Loan Payments
While the Policy is in force and before the Insured dies, you may pay the Loan Indebtedness as follows:

•    policy loans may be repaid totally or in part;
•    repayments are allocated to the Division(s) and/or the Fixed Account in the proportions used for allocation of premium payments;
•    payments that we receive that are not designated as premium payments are applied as loan repayments if there is any Loan Indebtedness;
•    the repayments are allocated as of the Valuation Period in which we receive the repayment; and
•    repayments are to be sent to our Home Office.
POLICY TERMINATION AND REINSTATEMENT
Policy Termination (Lapse)
A Policy will go into default and is at risk of terminating if the Net Policy Value on any Monthly Date is less than the Monthly Policy Charge.
Before any Policy lapses, the Policy will enter a grace period, described below, during which you may pay the minimum required premium to keep your Policy in force. A Policy will terminate if you have not made the minimum required premium payment before the grace period expires.
The Policy also terminates:
•    when you make a full Policy surrender;
•    when death proceeds are paid; or
•    when the maturity proceeds are paid.
When the Policy terminates, all privileges and rights of the Owner(s) and all optional insurance benefits will end. Subject to certain conditions, you may reinstate a policy that has terminated (see POLICY TERMINATION AND REINSTATEMENT – Reinstatement).
Grace Period
If a Policy goes into default and is at risk of terminating, we will send you notice of a 61-day grace period during which you can pay the minimum required premium to keep your Policy in force. This grace period begins on the date we mail the notice of impending policy termination to you. The notice will be sent to your last post office address known to us and will tell you the amount of the minimum required premium to keep the Policy in force, payment instructions; and the grace period end date.
Your Policy will remain in force during the grace period. If we do not receive the minimum required premium payment by the end of the grace period, your Policy will terminate without value.
No partial surrenders or policy loans may be made during a grace period.
Minimum Required Premium
The minimum required premium is intended to (i) reimburse us for the Monthly Policy Charges during the grace period, and (ii) provide enough Policy Value to pay the Monthly Policy Charge on the first Monthly Date after grace period. The minimum required premium payment is [(a) plus (b)] divided by (c) where:
(a)    is any amount by which your Net Policy Value is less than zero at the start of the grace period after the Monthly Policy Charge is deducted;
(b)    is three Monthly Policy Charges; and
(c)    is 1 minus the guaranteed maximum Premium Expense Charge percentage. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).
If the grace period ends before we receive the minimum required premium, we keep any remaining value in the Policy to cover past due policy charges. Adverse market fluctuations may cause the Policy to enter into subsequent grace periods.
The length of the grace period and/or the calculation for the minimum required premium may be different in some states.
Death during Grace Period
If the Insured dies during a grace period, the death benefit is paid and the amount is reduced by:
•    all Monthly Policy Charges due and unpaid at the death of the Insured; and
•    any Loan Indebtedness.

NOTE:    The state of Florida requires that the Net Policy Value of the Policy equal zero prior to entering a grace period. The grace period will end 31 days after the day the notice is mailed.
Reinstatement
Subject to certain conditions, you may reinstate a Policy that terminated as described in REINSTATEMENT – Policy Termination (Lapse). The Policy may be reinstated provided all of the following conditions are satisfied:
•such reinstatement is prior to the Policy Maturity Date;
•You have not surrendered your Policy;
•not more than three years have elapsed since the policy terminated (this time period may be longer in some states);
•You supply evidence which satisfies us that the Insured is alive and is insurable under our underwriting guidelines then in effect;
•You either repay or reinstate any Loan Indebtedness existing at termination; and
•You make the minimum required premium payment.
The minimum required premium is intended to a) reimburse us for the Monthly Policy Charges during the grace period and b) provide enough Policy Value to pay Monthly Policy Charges for three Policy Months after reinstatement. The minimum required premium payment is [(1) plus (2)] divided by (3) where:
(1)    is any amount by which your Net Policy Value is less than zero at the end of the grace period after the Monthly Policy Charge is deducted;
(2)    is three Monthly Policy Charges; and
(3)    is 1 minus the guaranteed maximum Premium Expense Charge percentage. See CHARGES AND DEDUCTIONS – Premium Expense Charge (Sales Charge and Taxes).
NOTE:    The minimum required premium during a grace period and the minimum required premium to reinstate a policy are calculated differently. The minimum required premium for reinstatement is calculated to collect Monthly Policy Charges due and unpaid during the grace period and to provide us with enough Policy Value to pay three Monthly Policy Charges after reinstatement of the Policy. As a result, the minimum required premium for reinstatement will be higher than the minimum required premium for grace period.
Reinstatement will be effective on the next Monthly Date following the date we approve the reinstatement application. Your rights and privileges as Owner(s) are restored upon reinstatement. The reinstated Policy will have the same Policy Date as the original Policy. The Death Benefit Guarantee rider will be as if the Policy had never ended. You will receive new Data Pages upon reinstatement.
If a policy loan or loan interest was unpaid when the Policy terminated, the policy loan must be reinstated or repaid (loan interest does not accrue over the period the Policy was terminated). We do not require payment of Monthly Policy Charges during the period the Policy was terminated.
Premiums received with your reinstatement application are held in our General Account without interest (for a period of up to 60 days) while we complete underwriting for the reinstatement. If the reinstatement is approved, premiums are allocated to your selected Division(s) and/or Fixed Account on the reinstatement date. We will use the premium allocation percentages in effect at the time of termination of the Policy unless you provide new allocation instructions.
If you reinstate your Policy, the Premium Expense Charge and the monthly policy issue charge are calculated based on the number of years since the Policy was issued.
TAX ISSUES RELATED TO THE POLICY
The following description is a general summary of the tax rules pertaining to life insurance policies. This section relates primarily to federal income taxes rules, regulations and interpretations, which in our opinion are currently in effect but which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. While we reserve the right to change the Policy to assure it continues to qualify as life insurance for tax purposes, we cannot make any guarantee regarding the future tax treatment of any Policy.
NOTE:    Due to the complexity of these rules and because they are affected by the facts and circumstances of each policy, you should consult with legal and tax counsel and other competent advisors regarding these matters.

Taxation of Death Proceeds
Under Section 101(a)(1) of the Internal Revenue Code, gross income does not include amounts received under a Policy if such amounts are paid by reason of the death of the Insured. However, if the Policy is transferred for valuable consideration, then a portion of the death proceeds may be includable in the beneficiary’s gross income under Section 101(a)(2) of the Internal Revenue Code.
Under Section 101(g) of the Internal Revenue Code, certain amounts received under a Policy on the life of an Insured who qualifies as a terminally or chronically ill individual can be excluded from gross income as an amount paid by reason of the death of the Insured.
For employer-owned life insurance on the life of an Insured who is an employee, the death benefit amount excluded from gross income is limited to the premiums and other consideration paid for the life insurance if the employer is directly or indirectly a beneficiary under the Policy unless certain requirements are met. These requirements are provided in Section 101(j) of the Internal Revenue Code and would include notice and consent by the Insured of the life insurance coverage prior to the issuance of the coverage. These rules generally apply to employer-owned life insurance issued or materially changed on or after August 17, 2006.
Taxation of Maturity Proceeds
A taxable event may occur if the Net Surrender Value at maturity plus any Loan Indebtedness is greater than premiums paid less partial surrenders and premium refunds. The taxable amount is the difference between the Surrender Value and the remaining premiums in the policy.
Taxation of Growth in Policy Value
Any increase in Policy Value is not included in gross income while the Policy is in force and continues to meet the definition of life insurance as defined under Section 7702 of the Internal Revenue Code. If a contract does not meet the definition of life insurance, the policy Owner will be subject to income tax on annual increases in cash value.
Taxation of Policy Surrenders and Partial Surrenders (including Preferred Partial Surrenders)
A surrender or termination of the Policy may have income tax consequences. Upon surrender, the Owner(s) is not taxed on the Surrender Value except for the amount, if any, that exceeds the gross premiums paid less the untaxed portion of any prior surrenders. The amount of any Loan Indebtedness, upon surrender or termination, is added to the Net Surrender Value and treated, for this purpose, as if it had been received. A loss incurred upon surrender is generally not deductible. The tax consequences of a surrender may differ if the proceeds are received under any benefit payment option.
A full surrender of the Policy will, and a partial surrender may, be included in your gross income to the extent that the distribution exceeds your investment in the Policy. Partial surrenders generally are not taxable unless the total of such surrenders exceeds total premiums paid to the date of partial surrender less the untaxed portion of any prior partial surrenders. If within the first fifteen Policy Years, you make a partial surrender with a corresponding reduction in the Total Face Amount, special rules apply. Under those circumstances, the Internal Revenue Code has defined a special formula under which you may be taxed on all or a portion of the surrender amount.
Transfers between the Division(s) and/or Fixed Account are not considered as distributions from the Policy and would not be considered taxable income.
Taxation of Policy Loans and Loan Interest
If the Policy is not a modified endowment contract, loans received under the Policy are not generally considered to be distributions subject to tax. Interest paid to us as a result of a policy loan may or may not be deductible depending on a number of factors.
If the Policy is a modified endowment contract, loans received under the Policy are considered to be distributions subject to tax. The taxable amount is generally the difference between the Policy Value and your investment in the Policy at the time the loan is made.
If the Policy terminates with an outstanding loan balance, there may be tax consequences.

Taxation of Change of Owner
Transfer of ownership may have tax consequences to the Owner. The sale of a life insurance policy may have different income tax consequences than the cash surrender of such policy. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller/payment recipient and Internal Revenue Service (IRS) under Section 6050Y of the Internal Revenue Code. Please consult with your tax advisor before changing ownership of your life insurance policy.
Taxation of Change of Insured
For tax purposes, changing the Insured is considered to be the same as a surrender of the policy. The taxable amount is generally the difference between the Policy Value and your investment in the Policy.
Modified Endowment Contract Status
A Policy becomes a Modified Endowment Contract when premiums paid exceed certain premium limits as defined by Section 7702A of the Internal Revenue Code. There is no change regarding the tax-deferred internal build-up of Policy Value or the income tax-free death benefit to your beneficiary(ies), however, distributions from a Modified Endowment Contract are taxed as if the Policy is a deferred annuity. Thus, taxation on partial surrenders, policy loans and other defined distributions will occur if your Policy Value is greater than your premiums paid. In addition, taxable distributions are subject to a federal income tax penalty of 10% unless the distribution is
•    made after the Owner attains age 59½; or
•    attributable to the taxpayer becoming disabled (as defined in Section 72(m)(7)); or
•    part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or the joint lives or joint life expectancy of the taxpayer and beneficiary.
Once a Policy is classified as a Modified Endowment Contract, the classification cannot be changed. Modified endowment contract classification may be avoided by limiting the amount of premiums paid under the Policy. If you make a premium payment that we determine would cause your policy to be classified as a Modified Endowment Contract under Internal Revenue Code Section 7702A, we reserve the right to apply or refund the payment as described under “Premium Limitations.”
Taxation of Exchange or Assignment of Policies
An exchange or assignment of a Policy may have tax consequences. Please consult with your tax advisor before exchanging or assigning your life insurance policy.
Special Considerations for Life Insurance Owned by a Business Entity
Section 264 of the Internal Revenue Code imposes numerous limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Other Tax Issues
Federal estate taxes and state and local estate, inheritance, and other taxes may become due depending on applicable law and your circumstances or the circumstances of the Policy beneficiary(ies) if you or the Insured dies.
Withholding
Federal withholding is generally required on certain taxable distributions under insurance contracts. In the case of periodic payments, the withholding is at graduated wage withholding rates. With respect to non-periodic distributions, withholding is a flat rate of 10%. You may elect to have either non-periodic or periodic payments made without withholding except if your tax identification number has not been furnished to us or if the Internal Revenue Service has notified us that the number you furnished is incorrect. Non-resident aliens are subject to 30% withholding (or a lower treaty rate) on taxable distributions.
Under the Foreign Account Tax Compliance Act (FATCA), We will be required to withhold a 30% tax on taxable distributions to certain foreign entities that fail to comply with new reporting and withholding requirements designed to inform the U.S. Department of the Treasury. We may disclose the information we receive from policy Owners to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a policy Owner that is a foreign entity fails to provide Us with appropriate certifications or other documentation concerning its status under FATCA.

Mutual Fund Diversification
The U.S. Department of the Treasury has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the contracts. Under this Internal Revenue Code section, Separate Account investments must be adequately diversified in order for the increase in the value of contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each Underlying Fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Variable life insurance Separate Accounts are provided a special diversification exemption when investing in U.S. Treasury securities.
Failure of an Underlying Fund to meet the diversification requirements could result in tax liability to contract holders. The investment opportunities of the Underlying Funds could conceivably be limited by adhering to the above diversification requirements.
GENERAL PROVISIONS
Purchase Procedures
A completed application and required supplements must be submitted to us through an agent or broker selling the Policy.
The minimum Total Face Amount when the Policy is originally issued is $100,000. We reserve the right to increase or decrease the minimum Total Face Amount. The increased minimum Total Face Amount would apply only to Policies issued after the effective date of the increase.
To issue a Policy, we require that the age of the Insured be 75 or younger as of the Policy Date. Other underwriting restrictions may apply. An applicant for the Policy must:
•    furnish satisfactory evidence of insurability of the Insured; and
•    meet our insurance underwriting guidelines and suitability rules.
If you want insurance coverage to start at the time the application is submitted, you must send a payment with the completed application. The amount is based on the face amount of the Policy, the death benefit option and the charges and expenses of the Policy. This amount is shown on the policy illustration provided to you by your registered representative. If this amount is submitted with the application, a conditional receipt will be given to you. The receipt acknowledges the initial payment and details any interim conditional insurance coverage.
We reserve the right to reject any application or related premium if we determine that we have not received complete information and/or instructions or that our underwriting guidelines, suitability rules or procedures have not been met. Any premium submitted will be returned to the designated Owner on the application no later than five Business Days from the date the application was rejected.
Important Information about Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your initial premium payment, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell policies that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.
Policy Date
If we issue a Policy, a Policy Date is determined. Policies will not be dated on the 29th, 30th or 31st of any month. Policies that would otherwise be dated on these dates are dated on the first day of the following month. Policies that are issued on a cash on delivery (COD) basis and that would otherwise be dated on the 29th, 30th or 31st of a month will be dated on the first day of the following month. The Policy Date is shown on the Data Pages.
Upon specific request and our approval, the Policy may be backdated. The Policy Date may not be more than six months prior to the date of application (or shorter period if required by state law). Payment of at least the Monthly

Policy Charges is required for the backdated period. Monthly policy charges are deducted from the Policy Value for the backdated period.
Effective Date
The Policy Date and the Effective Date are the same unless a backdated Policy Date is requested. Insurance coverage is effective, provided all purchase requirements for the Policy have been satisfied.
If the proposed Insured dies before the Effective Date, there is no coverage under the Policy (coverage is determined solely under the terms of the conditional receipt, if any).
Special Purchase Plans
Where permitted by state law, Policies may be purchased under group or sponsored arrangements as well as on an individual basis. A group arrangement is a program under which a trustee, employer, or similar entity purchases Policies covering a group of individuals on a group or individual basis. A sponsored arrangement is a program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Policies on an individual basis.
Charges and deductions may be reduced for Policies purchased under a group or sponsored arrangement including waiver of premium sales load and waiver of surrender charge. Reductions may be available to:
•    employees, officers, directors, agents, and immediate family members of the group or sponsored arrangement; and
•    employees or agents of the Company and its subsidiaries.
Reductions are made under our rules in effect on the date a Policy application is approved and are based on certain criteria (size of group, expected number of participants, anticipated premium payments, total assets under management for the group or sponsored arrangement).
Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on the size of the arrangement, the purpose for which the Policies are purchased, and certain characteristics of the members. The amount of the reduction and the criteria for reducing the charges and deductions reflect: a) our reduced sales effort and administrative costs; and b) the different mortality experience expected from sales to group or sponsored arrangements.
We may modify, on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not discriminate unfairly against any person, including the affected Owners and all other Policy Owners with policies funded with the Separate Account.
Statement of Values
You receive an annual policy statement at the end of each Policy Year. The statement will show:
•beginning and end dates of the current statement period;
•the Policy Value at the beginning and end of the statement period;
•the death benefit at the end of the statement period;
•the Surrender Value, if any, at the end of the statement period;
•all premiums paid during the statement period;
•all charges deducted during the statement period;
•any Loan Indebtedness at the end of the statement period;
•any partial surrenders made during the statement period;
•any investment gain or loss during the statement period;
•the total value of each of your Divisions and the Fixed Account as of the end of the statement period;
•if applicable, a notice that the policy may terminate without value before the end of the next statement period unless additional premiums are paid (assuming guaranteed interest, mortality and expense loads, and premium charges); and
•any other information required to be included in the statement under state or federal law.
At any time, you may request a free current statement by telephoning 1-800-247-9988.
We also send you the reports required by the Investment Company Act of 1940 (as amended).
Services Available via the Telephone
If you elect to use telephone privileges, instructions for the following transactions may be given to us via the telephone:

•    change in allocations of future premium payments;
•    change in allocation of the Monthly Policy Charge;
•    change to your APR instructions;
•    change to your scheduled transfer instructions;
•    unscheduled transfers; and
•    request for a policy loan (of $100,000 or less).
Instructions:
•    may be given by calling us at 1-800-247-9988 between 8 a.m. and 5 p.m. Eastern Time on any day that the NYSE is open;
•    must be received by us before the close of the NYSE (generally 4:00 p.m. Eastern Time) to be effective the day they are given;
•    are effective the next Business Day if not received until after the close of the NYSE.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction instructions, the Separate Account and the Company reserve the right to refuse telephone instructions. You are liable for a loss resulting from a fraudulent telephone or internet order that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures for telephone instructions include: recording all telephone instructions, requesting personal identification information (name, phone number, social security number, birth date, etc.) and sending written confirmation to the Owner’s address of record.
Misstatement of Age or Gender
We will adjust the death benefit if the age, or gender where applicable, of the Insured has been misstated. The adjusted death benefit will be equal to the death benefit that would have been purchased at the Insured’s correct age, or gender where applicable, of the Insured using the most recent cost of insurance rate charge and adjusting the Net Amount at Risk by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate.
Non-Participating Policy
The Policies do not share in any divisible surplus of the Company.
Incontestability
With respect to material misstatements made in the initial application(s) for the policy, We will not contest the policy after the policy has been in force during the lifetime of the Insured for two years from the Policy Date. With respect to material misstatements made in any subsequent application(s) for additional coverage or reinstatement application(s), We will not contest the additional coverage or reinstated coverage resulting from such application(s) after the additional coverage or reinstated coverage has been in force during the lifetime of the Insured for two years from the date of the Adjustment or reinstatement. The time limits in this Incontestability provision do not apply to fraudulent misrepresentations, when permitted by applicable law in the state where the policy is delivered or issued for delivery.
Independent Registered Public Accounting Firm
The financial statements of the Principal National Life Insurance Company Variable Life Separate Account and the consolidated financial statements of the Principal National Life Insurance Company are included in the Statement of Additional Information. Those statements and related schedules have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Suite 3100, Des Moines, Iowa 50309, for the periods indicated in their reports.
LEGAL PROCEEDINGS
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
FINANCIAL STATEMENTS
Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
The following is a list of Underlying Funds currently available under the Policy, which is subject to change. Before you invest, you should review the prospectuses for the Underlying Funds, as may be amended from time to time. These prospectuses contain more information about the Underlying Funds and their risks. You can find the prospectuses and other information about the Underlying Funds online at www.principal.com/ExecutiveVUL3Report. You can also request this information at no cost by calling 1-800-247-9988 or by sending an email request to Lifeinsurance@principal.com.
The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Some of the Underlying Funds are “funds of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Operating expenses shown for a fund of funds include the fees and expenses that such fund incurs indirectly as a result of investing in other funds. More detail about the risks of investing in a fund of funds is available in such fund’s prospectus.

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Variable Products Discovery Value - Class A	Small/Mid US Equity	AllianceBernstein L.P.	0.80%	(15.63%)	3.88%	9.33%
AllianceBernstein Variable Products International Value - Class A*	International Equity		0.88%	(13.61%)	(2.32%)	2.76%
AllianceBernstein Variable Products Sustainable Global Thematic Growth - Class A*	International Equity		0.90%	(26.98%)	7.99%	10.27%
AllianceBernstein Variable Products Sustainable International Thematic - Class A*	International Equity		1.54%	(27.61%)	1.41%	4.04%
American Century VP Capital Appreciation - Class II*	Small/Mid US Equity	American Century Investment Management, Inc.	1.07%	(28.25%)	7.74%	10.09%
American Century VP Disciplined Core Value - Class II	Large US Equity		0.96%	(12.83%)	6.59%	10.37%
American Century VP Inflation Protection - Class II	Inflation-Protected Bond		0.77%	(13.08%)	1.38%	0.67%
American Century VP International - Class II*	International Equity		1.25%	(24.86%)	2.16%	4.78%
American Century VP Mid Cap Value - Class II*	Small/Mid US Equity		1.01%	(1.38%)	6.61%	10.84%
American Century VP Value - Class II*	Large US Equity		0.88%	0.31%	7.68%	10.41%
American Funds Insurance Series Capital World Bond - Class 2*	Fixed Income	Capital Research and Management Company	0.72%	(17.70%)	(1.77%)	(0.50%)
American Funds Insurance Series Global Balanced - Class 2	Asset Allocation		0.75%	(14.56%)	3.40%	5.25%
American Funds Insurance Series Global Small Capitalization - Class 2	International Equity		0.91%	(29.55%)	2.79%	6.84%
American Funds Insurance Series Growth - Class 2	Large US Equity		0.59%	(29.94%)	11.14%	13.64%
American Funds Insurance Series International - Class 2	International Equity		0.78%	(20.79%)	(1.03%)	3.92%
American Funds Insurance Series New World - Class 2*	International Equity		0.82%	(22.10%)	2.32%	4.27%
American Funds Insurance Series Washington Mutual Investors - Class 2*	Large US Equity		0.50%	(8.45%)	7.11%	11.30%
BNY Mellon IP MidCap Stock - Service Class	Small/Mid US Equity	BNY Mellon Investment Adviser, Inc. / Mellon Investments Corp	1.05%	(14.29%)	3.24%	8.60%
BNY Mellon IP Technology Growth - Service Class	Other-Technology	BNY Mellon Investment Adviser, Inc.	1.03%	(46.52%)	4.83%	10.90%
BNY Mellon Sustainable U.S. Equity - Service Class	Large US Equity	BNY Mellon Investment Adviser, Inc. / Newton Investment Management (North America) Limited	0.93%	(23.06%)	9.06%	11.08%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
BNY Mellon VIF Appreciation - Service Class	Large US Equity	Fayez Sarofim & Co / BNY Mellon Investment Adviser, Inc.	1.08%	(18.26%)	10.03%	10.82%
Calvert VP EAFE International Index - Class F*	International Equity	Calvert Research and Management	0.68%	(14.75%)	1.14%	3.84%
Calvert VP Investment Grade Bond Index - Class I*	Fixed Income	Calvert Research and Management / Ameritas Investment Partners, Inc.	0.32%	(12.53%)	(0.09%)	0.86%
Calvert VP Russell 2000 Small Cap Index - Class F*	Small/Mid US Equity		0.60%	(20.67%)	3.65%	8.34%
ClearBridge Mid Cap - Class I	Small/Mid US Equity	Legg Mason Partners Fund Advisor, LLC / Legg Mason Partners Fund Advisor, LLC	0.83%	(25.31%)	5.22%	9.22%
ClearBridge Small Cap Growth - Class I	Small/Mid US Equity		0.80%	(28.85%)	8.54%	11.23%
Delaware VIP Small Cap Value - Service Class	Small/Mid US Equity	Delaware Management Company	1.08%	(12.35%)	4.04%	8.92%
DWS Alternative Asset Allocation - Class B	Other-Multialternative	RREEF America L.L.C. / DWS Investment Management Amercias Inc.	1.21%	(7.74%)	2.50%	2.14%
DWS Small Mid Cap Value - Class B*	Small/Mid US Equity	DWS Investment Management Americas Inc	1.18%	(16.14%)	1.77%	6.84%
Fidelity VIP Contrafund - Service Class 2	Large US Equity	Fidelity Management & Research Company	0.85%	(26.49%)	8.39%	11.15%
Fidelity VIP Equity-Income - Service Class 2	Large US Equity		0.76%	(5.25%)	7.88%	9.91%
Fidelity VIP Extended Market Index - Service Class 2	Small/Mid US Equity	Fidelity Management & Research Co / Geode Capital Management, LLC and FMR Co., Inc.	0.38%	(18.30%)
Fidelity VIP Gov't Money Market - Service Class	Short-Term Fixed Income	Fidelity Management and Research Co	0.34%	1.36%	1.02%	0.58%
Fidelity VIP High Income - Service Class 2	Fixed Income		0.97%	(11.67%)	0.86%	2.71%
Fidelity VIP International Index - Service Class 2	International Equity	Fidelity Management & Research Co / Geode Capital Management, LLC and FMR Co., Inc.	0.42%	(16.21%)
Fidelity VIP Mid Cap - Service Class 2	Small/Mid US Equity	Fidelity Management and Research Co	0.86%	(14.97%)	5.68%	9.69%
Fidelity VIP Strategic Income - Service Class 2	Fixed Income		0.92%	(11.52%)	1.09%	2.20%
Fidelity VIP Total Market Index - Service Class 2	Asset Allocation	Fidelity Management & Research Co / Geode Capital Management, LLC and FMR Co., Inc.	0.37%	(19.41%)
Franklin Templeton VIP Trust - Franklin Income VIP - Class 2*	Balanced/Asset Allocation	Templeton Investment Counsel, LLC / Franklin Advisers, Inc.	0.71%	(5.47%)	4.30%	5.51%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP - Class 2	International Equity	Franklin Mutual Advisers, LLC	1.18%	(4.75%)	3.66%	6.60%
Franklin Templeton VIP Trust - Franklin Mutual Shares VIP - Class 2	Large US Equity		0.94%	(7.43%)	3.15%	6.73%
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP - Class 2	Large US Equity		0.90%	(10.57%)	10.04%	11.86%
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP - Class 2	Small/Mid US Equity		0.91%	(10.06%)	5.48%	9.09%
Franklin Templeton VIP Trust - Franklin Strategic Income VIP - Class 2	Fixed Income	Franklin Advisers, Inc.	1.06%	(10.75%)	(0.07%)	1.30%
Franklin Templeton VIP Trust - Templeton Developing Markets VIP - Class 2	International Equity	Templeton Asset Management Ltd. / Franklin Templeton Investment Management Limited	1.37%	(21.98%)	(1.67%)	1.02%
Franklin Templeton VIP Trust - Templeton Foreign VIP - Class 2*	International Equity	Templeton Investment Counsel, LLC	1.09%	(7.61%)	(1.97%)	1.47%
Franklin Templeton VIP Trust - Templeton Global Bond VIP - Class 2*	Fixed Income	Franklin Advisers, Inc.	0.77%	(4.95%)	(2.32%)	(0.78%)
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP - Class 2	Fixed Income		0.76%	(9.75%)	(0.58%)	0.06%
Invesco VI American Franchise - Series II	Large US Equity	Invesco Advisers, Inc.	1.11%	(31.30%)	7.39%	11.35%
Invesco VI American Value- Series I	Small/Mid US Equity		0.89%	(2.61%)	6.59%	8.87%
Invesco VI Core Equity- Series II	Large US Equity		1.05%	(20.75%)	5.92%	8.03%
Invesco VI Discovery Mid Cap Growth- Series I*	Small/Mid US Equity		0.86%	(30.98%)	8.64%	11.83%
Invesco VI EQV International Equity - Series I	International Equity		0.91%	(18.31%)	1.51%	4.41%
Invesco VI Global Real Estate - Series I	Other-Global Real Estate	Invesco Asset Management Limited / Invesco Advisers, Inc.	1.02%	(24.94%)	(0.91%)	2.48%
Invesco VI Health Care- Series I	Other-Health	Invesco Advisers, Inc.	0.96%	(13.32%)	8.30%	10.24%
Invesco VI Main Street Mid Cap- Series II	Small/Mid US Equity		1.18%	(14.45%)	4.82%	7.72%
Invesco VI Main Street Small Cap - Series II*	Small/Mid US Equity		1.12%	(16.04%)	6.74%	10.60%
Invesco VI Small Cap Equity- Series I	Small/Mid US Equity		0.95%	(20.51%)	5.54%	8.33%
Janus Henderson Series Balanced - Service Class	Balanced/Asset Allocation	Janus Capital Management LLC	0.86%	(16.62%)	6.42%	8.16%
Janus Henderson Series Enterprise- Service Class	Small/Mid US Equity		0.96%	(16.15%)	9.35%	13.10%
Janus Henderson Series Flexible Bond - Service Class*	Fixed Income		0.82%	(13.90%)	0.25%	1.10%
Janus Henderson Series Forty - Service Class	Large US Equity		0.80%	(33.73%)	9.48%	12.72%
Janus Henderson Series Global Research - Service Class	International Equity		0.89%	(19.61%)	6.29%	8.88%
Janus Henderson Global Sustainable Equity- Service	International Equity	Janus Henderson Investors US LLC	1.12%
Janus Henderson Series Global Technology and Innovation - Service Class	Other-Technology	Janus Capital Management LLC	0.97%	(37.12%)	10.28%	15.34%
Lord Abbett Series Fund Developing Growth- Class VC*	Small/Mid US Equity	Lord, Abbett & Co, LLC	1.04%	(35.98%)	8.23%	10.86%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
MFS Blended Research Small Cap Equity- Service Class	Small/Mid US Equity	Massachusetts Financial Services Company	0.79%	(18.56%)	5.14%	10.21%
MFS Global Equity Series - Service Class*	International Equity		1.17%	(17.94%)	4.92%	8.16%
MFS Growth Series - Service Class	Large US Equity		0.99%	(31.80%)	9.30%	12.77%
MFS Inflation Adjusted Bond - Service Class	Fixed Income		0.82%	(21.66%)	(1.54%)	(0.52%)
MFS International Intrinsic Value - Service Class*	International Equity		1.15%	(23.75%)	2.77%	7.56%
MFS Mid Cap Value- Service Class	Small/Mid US Equity		1.04%	(9.00%)	7.32%	10.59%
MFS New Discovery- Service Class*	Small/Mid US Equity		1.12%	(29.99%)	7.53%	9.71%
MFS New Discovery Value - Service Class*	Small/Mid US Equity		1.13%	(11.23%)	7.92%	11.56%
MFS Research International - Service Class*	International Equity		1.21%	(17.80%)	2.43%	4.42%
MFS Total Return - Service Class*	Balanced/Asset Allocation		0.86%	(9.84%)	4.91%	7.07%
MFS Utilities - Service Class	Other-Utilities		1.03%	0.48%	8.73%	8.35%
MFS Value - Service Class*	Large US Equity		0.94%	(6.14%)	7.08%	10.77%
Neuberger Berman AMT Mid Cap Growth - Class S*	Small/Mid US Equity	Neuberger Berman LLC	1.11%	(28.83%)	6.77%	9.95%
Neuberger Berman AMT Sustainable Equity - Class I	Large US Equity		0.93%	(18.45%)	7.40%	10.89%
PIMCO VIT All Asset - Administrative Class*	Balanced/Asset Allocation	Research Affiliates, LLC / Pacific Investment Management Company LLC	1.535%	(11.84%)	3.22%	3.25%
PIMCO VIT CommodityRealReturn Strategy - Administrative Class	Other-Commodities	Pacific Investment Management Company LLC	1.29%	8.61%	7.03%	(1.56%)
PIMCO VIt Emerging Markets Bond - Administrative Class	Fixed Income		1.04%	(15.71%)	(0.85%)	0.97%
PIMCO VIT High Yield - Administrative Class	Fixed Income		0.76%	(10.28%)	1.89%	3.53%
PIMCO VIT Long-Term U.S. Government - Administrative Class	Fixed Income		1.135%	(28.87%)	(2.54%)	0.27%
PIMCO VIT Low Duration - Administrative Class	Short-Term Fixed Income		0.67%	(5.74%)	0.08%	0.42%
PIMCO VIT Real Return - Administrative Class	Fixed Income		0.77%	(11.90%)	1.96%	0.90%
PIMCO VIT Short-Term - Administrative Class	Short-Term Fixed Income		0.61%	(0.15%)	1.27%	1.35%
PIMCO VIT Total Return - Administrative Class	Fixed Income		0.67%	(14.30%)	(0.18%)	0.92%
Principal Variable Contracts Funds ("PVC") Bond Market Index - Class 1	Fixed Income	Principal Global Investors, LLC	0.15%	(13.16%)	(0.20%)	0.76%
PVC Core Plus Bond- Class 1	Fixed Income		0.50%	(14.13%)	0.27%	1.39%
PVC Diversified International- Class 1	International Equity		0.92%	(20.00%)	0.63%	4.32%
PVC Equity Income- Class 1	Large US Equity		0.48%	(10.50%)	7.42%	10.70%
PVC Global Emerging Markets- Class 1*	International Equity		1.11%	(22.66%)	(2.94%)	0.45%
PVC Government & High Quality Bond- Class 1	Fixed Income		0.51%	(11.81%)	(0.78%)	0.45%
PVC LargeCap Growth I- Class 1*	Large US Equity	Principal Global Investors / T. Rowe Price Associates, Inc. and Brown Advisory, LLC	0.71%	(34.16%)	8.85%	12.67%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
PVC LargeCap S&P 500 Index - Class 1	Large US Equity	Principal Global Investors, LLC	0.20%	(18.33%)	9.14%	12.25%
PVC MidCap- Class 1	Small/Mid US Equity		0.54%	(22.98%)	8.88%	12.54%
PVC Principal Capital Appreciation- Class 1	Large US Equity		0.63%	(16.42%)	10.17%	12.54%
PVC Principal LifeTime 2020- Class 1	Asset Allocation		0.54%	(14.38%)	3.35%	5.69%
PVC Principal LifeTime 2030- Class 1	Asset Allocation		0.57%	(16.84%)	4.09%	6.69%
PVC Principal LifeTime 2040- Class 1	Asset Allocation		0.64%	(18.10%)	4.74%	7.53%
PVC Principal LifeTime 2050- Class 1	Asset Allocation		0.68%	(18.81%)	5.06%	7.98%
PVC Principal LifeTime 2060- Class 1*	Asset Allocation		0.70%	(18.78%)	5.22%
PVC Principal LifeTime Strategic Income- Class 1	Asset Allocation		0.54%	(13.09%)	1.80%	3.09%
PVC Real Estate Securities- Class 1	Small/Mid US Equity		0.79%	(25.41%)	4.93%	7.79%
PVC SAM Balanced- Class 1	Asset Allocation		0.76%	(16.15%)	3.88%	6.38%
PVC SAM Conservative Balanced- Class 1	Asset Allocation		0.75%	(14.45%)	2.84%	4.83%
PVC SAM Conservative Growth- Class 1	Asset Allocation		0.78%	(17.79%)	4.84%	7.82%
PVC SAM Flexible Income- Class 1	Asset Allocation		0.70%	(13.11%)	2.04%	3.77%
PVC SAM Strategic Growth- Class 1	Asset Allocation		0.79%	(18.78%)	5.53%	8.74%
PVC Short-Term Income- Class 1	Short-Term Fixed Income		0.41%	(3.45%)	0.94%	1.28%
PVC SmallCap- Class 1	Small/Mid US Equity		0.84%	(20.63%)	5.75%	10.50%
Putnam VT International Value - Class IB	International Equity	Putnam Investment Management, LLC / Putnam Investments Limited and The Putnam Advisory Company, LLC	1.15%	(6.81%)	1.97%	4.19%
Putnam VT Large Cap Growth - Class IB	Large US Equity	Putnam Investment Management, LLC		(30.50%)	10.60%	13.72%
Rydex VI Basic Materials Fund	Other-Natural Resources	Security Investors, LLC, which operates under the name of Guggenheim Investments	1.77%	(9.65%)	5.92%	5.71%
Rydex VI Utilities Fund	Other-Utilities		1.77%	1.04%	6.28%	8.52%
T. Rowe Price Health Sciences - Class II*	Other-Health	T. Rowe Price Associates Inc.	1.19%	(12.69%)	10.56%	15.35%
TOPS Managed Risk Balanced ETF- Class 2	Asset Allocation	Milliman Financial Risk Management, LLC / ValMark Advisers, Inc.	0.76%	(11.85%)	1.76%	3.13%
TOPS Managed Risk Growth ETF- Class 2	Asset Allocation		0.74%	(13.35%)	1.92%	3.72%
TOPS Managed Risk Moderate Growth ETF- Class 2	Asset Allocation		0.75%	(13.73%)	1.77%	3.77%
VanEck VIP Global Resources- Initial Class	Other-Natural Resources	Van Eck Associates Corp	1.09%	8.39%	4.26%	0.35%
Vanguard VIF Balanced	Balanced/Asset Allocation	Wellington Management Company, LLP	0.21%	(14.30%)	5.96%	8.41%
Vanguard VIF Conservative Allocation (available starting June 5, 2023)	Balanced/Asset Allocation	The Vanguard Group, Inc.	0.13%	(14.90%)	2.52%	4.52%
Vanguard VIF Equity Income (available starting June 5, 2023)	Large US Equity	Wellington Management Company, LLP & The Vanguard Group, Inc.	0.30%	(0.66%)	8.51%	11.58%
Vanguard VIF Global Bond Index	Fixed Income	The Vanguard Group, Inc.	0.13%	(13.13%)	(0.12%)
Vanguard VIF International Portfolio	International Equity	Baillie Giford Overseas Ltd. & Schroder Investment Management North America Inc.	0.41%	(30.12%)	4.45%	7.58%

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
Vanguard VIF Mid-Cap Index	Small/Mid US Equity	The Vanguard Group, Inc.	0.17%	(18.82%)	7.18%	10.95%
Vanguard VIF Real Estate Index	Asset Allocation		0.26%	(26.30%)	3.69%	6.36%
Wanger International*	International Equity	Columbia Wanger Asset Management, LLC	1.20%	(33.84%)	(0.78%)	3.97%
* The current expense ratio for this Underlying Fund reflects expense reimbursements and/or fee waiver arrangements reported in the Underlying Fund’s registration statement. Such arrangements may be terminated, and therefore, reflect temporary fee reductions.

APPENDIX A – TARGET PREMIUM RATES - For Policy Dates before October 1, 2021
TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Male

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	18.60	22.32	24.18	26.04	27.90	27.90	30.69	30.69	33.48	33.48	36.27	36.27	39.06	39.06	39.06	39.06
21	19.21	23.05	24.97	26.89	28.82	28.82	31.70	31.70	34.58	34.58	37.46	37.46	40.34	40.34	40.34	40.34
22	19.85	23.82	25.81	27.79	29.78	29.78	32.75	32.75	35.73	35.73	38.71	38.71	41.69	41.69	41.69	41.69
23	20.51	24.61	26.66	28.71	30.77	30.77	33.84	33.84	36.92	36.92	39.99	39.99	43.07	43.07	43.07	43.07
24	21.19	25.43	27.55	29.67	31.79	31.79	34.96	34.96	38.14	38.14	41.32	41.32	44.50	44.50	44.50	44.50
25	21.89	26.27	28.46	30.65	32.84	32.84	36.12	36.12	39.40	39.40	42.69	42.69	45.97	45.97	45.97	45.97
26	22.61	27.13	29.39	31.65	33.92	33.92	37.31	37.31	40.70	40.70	44.09	44.09	47.48	47.48	47.48	47.48
27	23.37	28.04	30.38	32.72	35.06	35.06	38.56	38.56	42.07	42.07	45.57	45.57	49.08	49.08	49.08	49.08
28	24.16	28.99	31.41	33.82	36.24	36.24	39.86	39.86	43.49	43.49	47.11	47.11	50.74	50.74	50.74	50.74
29	24.99	29.99	32.49	34.99	37.49	37.49	41.23	41.23	44.98	44.98	48.73	48.73	52.48	52.48	52.48	52.48
30	25.86	31.03	33.62	36.20	38.79	38.79	42.67	42.67	46.55	46.55	50.43	50.43	54.31	54.31	54.31	54.31
31	26.76	32.11	34.79	37.46	40.14	40.14	44.15	44.15	48.17	48.17	52.18	52.18	56.20	56.20	56.20	56.20
32	27.69	33.23	36.00	38.77	41.54	41.54	45.69	45.69	49.84	49.84	54.00	54.00	58.15	58.15	58.15	58.15
33	28.66	34.39	37.26	40.12	42.99	42.99	47.29	47.29	51.59	51.59	55.89	55.89	60.19	60.19	60.19	60.19
34	29.65	35.58	38.55	41.51	44.48	44.48	48.92	48.92	53.37	53.37	57.82	57.82	62.27	62.27	62.27	62.27
35	30.68	36.82	39.88	42.95	46.02	46.02	50.62	50.62	55.22	55.22	59.83	59.83	64.43	64.43	64.43	64.43
36	31.74	38.09	41.26	44.44	47.61	47.61	52.37	52.37	57.13	57.13	61.89	61.89	66.65	66.65	66.65	66.65
37	32.82	39.38	42.67	45.95	49.23	49.23	54.15	54.15	59.08	59.08	64.00	64.00	68.92	68.92	68.92	68.92
38	33.94	40.73	44.12	47.52	50.91	50.91	56.00	56.00	61.09	61.09	66.18	66.18	71.27	71.27	71.27	71.27
39	35.08	42.10	45.60	49.11	52.62	52.62	57.88	57.88	63.14	63.14	68.41	68.41	73.67	73.67	73.67	73.67
40	36.25	43.50	47.13	50.75	54.38	54.38	59.81	59.81	65.25	65.25	70.69	70.69	76.13	76.13	76.13	76.13
41	37.45	44.94	48.69	52.43	56.18	56.18	61.79	61.79	67.41	67.41	73.03	73.03	78.65	78.65	78.65	78.65
42	38.68	46.42	50.28	54.15	58.02	58.02	63.82	63.82	69.62	69.62	75.43	75.43	81.23	81.23	81.23	81.23
43	39.95	47.94	51.94	55.93	59.93	59.93	65.92	65.92	71.91	71.91	77.90	77.90	83.90	83.90	83.90	83.90
44	41.26	49.51	53.64	57.76	61.89	61.89	68.08	68.08	74.27	74.27	80.46	80.46	86.65	86.65	86.65	86.65
45	42.61	51.13	55.39	59.65	63.92	63.92	70.31	70.31	76.70	76.70	83.09	83.09	89.48	89.48	89.48	89.48
46	44.02	52.82	57.23	61.63	66.03	66.03	72.63	72.63	79.24	79.24	85.84	85.84	92.44	92.44	92.44	92.44
47	45.48	54.58	59.12	63.67	68.22	68.22	75.04	75.04	81.86	81.86	88.69	88.69	95.51	95.51	95.51	95.51
48	47.00	56.40	61.10	65.80	70.50	70.50	77.55	77.55	84.60	84.60	91.65	91.65	98.70	98.70	98.70	98.70
49	48.59	58.31	63.17	68.03	72.89	72.89	80.17	80.17	87.46	87.46	94.75	94.75	102.04	102.04	102.04	102.04
50	50.23	60.28	65.30	70.32	75.35	75.35	82.88	82.88	90.41	90.41	97.95	97.95	105.48	105.48	105.48	105.48
51	51.94	62.33	67.52	72.72	77.91	77.91	85.70	85.70	93.49	93.49	101.28	101.28	109.07	109.07	109.07	109.07
52	53.71	64.45	69.82	75.19	80.57	80.57	88.62	88.62	96.68	96.68	104.73	104.73	112.79	112.79	112.79	112.79
53	55.55	66.66	72.22	77.77	83.33	83.33	91.66	91.66	99.99	99.99	108.32	108.32	116.66	116.66	116.66	116.66
54	57.44	68.93	74.67	80.42	86.16	86.16	94.78	94.78	103.39	103.39	112.01	112.01	120.62	120.62	120.62	120.62
55	59.41	71.29	77.23	83.17	89.12	89.12	98.03	98.03	106.94	106.94	115.85	115.85	124.76	124.76	124.76	124.76
56	61.44	73.73	79.87	86.02	92.16	92.16	101.38	101.38	110.59	110.59	119.81	119.81	129.02	129.02	129.02	129.02
57	63.53	76.24	82.59	88.94	95.30	95.30	104.82	104.82	114.35	114.35	123.88	123.88	133.41	133.41	133.41	133.41
58	65.70	78.84	85.41	91.98	98.55	98.55	108.41	108.41	118.26	118.26	128.12	128.12	137.97	137.97	137.97	137.97
59	67.94	81.53	88.32	95.12	101.91	101.91	112.10	112.10	122.29	122.29	132.48	132.48	142.67	142.67	142.67	142.67
60	70.25	84.30	91.33	98.35	105.38	105.38	115.91	115.91	126.45	126.45	136.99	136.99	147.53	147.53	147.53	147.53
61	72.63	87.16	94.42	101.68	108.95	108.95	119.84	119.84	130.73	130.73	141.63	141.63	152.52	152.52	152.52	152.52
62	75.08	90.10	97.60	105.11	112.62	112.62	123.88	123.88	135.14	135.14	146.41	146.41	157.67	157.67	157.67	157.67
63	77.60	93.12	100.88	108.64	116.40	116.40	128.04	128.04	139.68	139.68	151.32	151.32	162.96	162.96	162.96	162.96
64	80.18	96.22	104.23	112.25	120.27	120.27	132.30	132.30	144.32	144.32	156.35	156.35	168.38	168.38	168.38	168.38
65	82.83	99.40	107.68	115.96	124.25	124.25	136.67	136.67	149.09	149.09	161.52	161.52	173.94	173.94	173.94	173.94
66	85.55	102.66	111.22	119.77	128.33	128.33	141.16	141.16	153.99	153.99	166.82	166.82	179.66	179.66	179.66	179.66
67	88.36	106.03	114.87	123.70	132.54	132.54	145.79	145.79	159.05	159.05	172.30	172.30	185.56	185.56	185.56	185.56
68	91.28	109.54	118.66	127.79	136.92	136.92	150.61	150.61	164.30	164.30	178.00	178.00	191.69	191.69	191.69	191.69
69	94.32	113.18	122.62	132.05	141.48	141.48	155.63	155.63	169.78	169.78	183.92	183.92	198.07	198.07	198.07	198.07

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
70	97.51	117.01	126.76	136.51	146.27	146.27	160.89	160.89	175.52	175.52	190.14	190.14	204.77	204.77	204.77	204.77
71	100.85	121.02	131.11	141.19	151.28	151.28	166.40	166.40	181.53	181.53	196.66	196.66	211.79	211.79	211.79	211.79
72	104.33	125.20	135.63	146.06	156.50	156.50	172.14	172.14	187.79	187.79	203.44	203.44	219.09	219.09	219.09	219.09
73	107.96	129.55	140.35	151.14	161.94	161.94	178.13	178.13	194.33	194.33	210.52	210.52	226.72	226.72	226.72	226.72
74	111.72	134.06	145.24	156.41	167.58	167.58	184.34	184.34	201.10	201.10	217.85	217.85	234.61	234.61	234.61	234.61
75	115.63	138.76	150.32	161.88	173.45	173.45	190.79	190.79	208.13	208.13	225.48	225.48	242.82	242.82	242.82	242.82

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Female

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	15.80	18.96	20.54	22.12	23.70	23.70	26.07	26.07	28.44	28.44	30.81	30.81	33.18	33.18	33.18	33.18
21	16.38	19.66	21.29	22.93	24.57	24.57	27.03	27.03	29.48	29.48	31.94	31.94	34.40	34.40	34.40	34.40
22	16.99	20.39	22.09	23.79	25.49	25.49	28.03	28.03	30.58	30.58	33.13	33.13	35.68	35.68	35.68	35.68
23	17.62	21.14	22.91	24.67	26.43	26.43	29.07	29.07	31.72	31.72	34.36	34.36	37.00	37.00	37.00	37.00
24	18.28	21.94	23.76	25.59	27.42	27.42	30.16	30.16	32.90	32.90	35.65	35.65	38.39	38.39	38.39	38.39
25	18.95	22.74	24.64	26.53	28.43	28.43	31.27	31.27	34.11	34.11	36.95	36.95	39.80	39.80	39.80	39.80
26	19.65	23.58	25.55	27.51	29.48	29.48	32.42	32.42	35.37	35.37	38.32	38.32	41.27	41.27	41.27	41.27
27	20.38	24.46	26.49	28.53	30.57	30.57	33.63	33.63	36.68	36.68	39.74	39.74	42.80	42.80	42.80	42.80
28	21.14	25.37	27.48	29.60	31.71	31.71	34.88	34.88	38.05	38.05	41.22	41.22	44.39	44.39	44.39	44.39
29	21.93	26.32	28.51	30.70	32.90	32.90	36.18	36.18	39.47	39.47	42.76	42.76	46.05	46.05	46.05	46.05
30	22.75	27.30	29.58	31.85	34.13	34.13	37.54	37.54	40.95	40.95	44.36	44.36	47.78	47.78	47.78	47.78
31	23.59	28.31	30.67	33.03	35.39	35.39	38.92	38.92	42.46	42.46	46.00	46.00	49.54	49.54	49.54	49.54
32	24.47	29.36	31.81	34.26	36.71	36.71	40.38	40.38	44.05	44.05	47.72	47.72	51.39	51.39	51.39	51.39
33	25.38	30.46	32.99	35.53	38.07	38.07	41.88	41.88	45.68	45.68	49.49	49.49	53.30	53.30	53.30	53.30
34	26.32	31.58	34.22	36.85	39.48	39.48	43.43	43.43	47.38	47.38	51.32	51.32	55.27	55.27	55.27	55.27
35	27.29	32.75	35.48	38.21	40.94	40.94	45.03	45.03	49.12	49.12	53.22	53.22	57.31	57.31	57.31	57.31
36	28.29	33.95	36.78	39.61	42.44	42.44	46.68	46.68	50.92	50.92	55.17	55.17	59.41	59.41	59.41	59.41
37	29.32	35.18	38.12	41.05	43.98	43.98	48.38	48.38	52.78	52.78	57.17	57.17	61.57	61.57	61.57	61.57
38	30.37	36.44	39.48	42.52	45.56	45.56	50.11	50.11	54.67	54.67	59.22	59.22	63.78	63.78	63.78	63.78
39	31.46	37.75	40.90	44.04	47.19	47.19	51.91	51.91	56.63	56.63	61.35	61.35	66.07	66.07	66.07	66.07
40	32.58	39.10	42.35	45.61	48.87	48.87	53.76	53.76	58.64	58.64	63.53	63.53	68.42	68.42	68.42	68.42
41	33.74	40.49	43.86	47.24	50.61	50.61	55.67	55.67	60.73	60.73	65.79	65.79	70.85	70.85	70.85	70.85
42	34.94	41.93	45.42	48.92	52.41	52.41	57.65	57.65	62.89	62.89	68.13	68.13	73.37	73.37	73.37	73.37
43	36.19	43.43	47.05	50.67	54.29	54.29	59.71	59.71	65.14	65.14	70.57	70.57	76.00	76.00	76.00	76.00
44	37.48	44.98	48.72	52.47	56.22	56.22	61.84	61.84	67.46	67.46	73.09	73.09	78.71	78.71	78.71	78.71
45	38.83	46.60	50.48	54.36	58.25	58.25	64.07	64.07	69.89	69.89	75.72	75.72	81.54	81.54	81.54	81.54
46	40.22	48.26	52.29	56.31	60.33	60.33	66.36	66.36	72.40	72.40	78.43	78.43	84.46	84.46	84.46	84.46
47	41.66	49.99	54.16	58.32	62.49	62.49	68.74	68.74	74.99	74.99	81.24	81.24	87.49	87.49	87.49	87.49
48	43.15	51.78	56.10	60.41	64.73	64.73	71.20	71.20	77.67	77.67	84.14	84.14	90.62	90.62	90.62	90.62
49	44.69	53.63	58.10	62.57	67.04	67.04	73.74	73.74	80.44	80.44	87.15	87.15	93.85	93.85	93.85	93.85
50	46.29	55.55	60.18	64.81	69.44	69.44	76.38	76.38	83.32	83.32	90.27	90.27	97.21	97.21	97.21	97.21
51	47.93	57.52	62.31	67.10	71.90	71.90	79.08	79.08	86.27	86.27	93.46	93.46	100.65	100.65	100.65	100.65
52	49.63	59.56	64.52	69.48	74.45	74.45	81.89	81.89	89.33	89.33	96.78	96.78	104.22	104.22	104.22	104.22
53	51.38	61.66	66.79	71.93	77.07	77.07	84.78	84.78	92.48	92.48	100.19	100.19	107.90	107.90	107.90	107.90
54	53.19	63.83	69.15	74.47	79.79	79.79	87.76	87.76	95.74	95.74	103.72	103.72	111.70	111.70	111.70	111.70
55	55.06	66.07	71.58	77.08	82.59	82.59	90.85	90.85	99.11	99.11	107.37	107.37	115.63	115.63	115.63	115.63
56	56.98	68.38	74.07	79.77	85.47	85.47	94.02	94.02	102.56	102.56	111.11	111.11	119.66	119.66	119.66	119.66
57	58.97	70.76	76.66	82.56	88.46	88.46	97.30	97.30	106.15	106.15	114.99	114.99	123.84	123.84	123.84	123.84
58	61.02	73.22	79.33	85.43	91.53	91.53	100.68	100.68	109.84	109.84	118.99	118.99	128.14	128.14	128.14	128.14
59	63.13	75.76	82.07	88.38	94.70	94.70	104.16	104.16	113.63	113.63	123.10	123.10	132.57	132.57	132.57	132.57
60	65.32	78.38	84.92	91.45	97.98	97.98	107.78	107.78	117.58	117.58	127.37	127.37	137.17	137.17	137.17	137.17
61	67.57	81.08	87.84	94.60	101.36	101.36	111.49	111.49	121.63	121.63	131.76	131.76	141.90	141.90	141.90	141.90
62	69.88	83.86	90.84	97.83	104.82	104.82	115.30	115.30	125.78	125.78	136.27	136.27	146.75	146.75	146.75	146.75
63	72.27	86.72	93.95	101.18	108.41	108.41	119.25	119.25	130.09	130.09	140.93	140.93	151.77	151.77	151.77	151.77
64	74.73	89.68	97.15	104.62	112.10	112.10	123.30	123.30	134.51	134.51	145.72	145.72	156.93	156.93	156.93	156.93
65	77.26	92.71	100.44	108.16	115.89	115.89	127.48	127.48	139.07	139.07	150.66	150.66	162.25	162.25	162.25	162.25
66	79.87	95.84	103.83	111.82	119.81	119.81	131.79	131.79	143.77	143.77	155.75	155.75	167.73	167.73	167.73	167.73
67	82.55	99.06	107.32	115.57	123.83	123.83	136.21	136.21	148.59	148.59	160.97	160.97	173.36	173.36	173.36	173.36
68	85.30	102.36	110.89	119.42	127.95	127.95	140.75	140.75	153.54	153.54	166.34	166.34	179.13	179.13	179.13	179.13
69	88.14	105.77	114.58	123.40	132.21	132.21	145.43	145.43	158.65	158.65	171.87	171.87	185.09	185.09	185.09	185.09
70	91.07	109.28	118.39	127.50	136.61	136.61	150.27	150.27	163.93	163.93	177.59	177.59	191.25	191.25	191.25	191.25
71	94.09	112.91	122.32	131.73	141.14	141.14	155.25	155.25	169.36	169.36	183.48	183.48	197.59	197.59	197.59	197.59
72	97.21	116.65	126.37	136.09	145.82	145.82	160.40	160.40	174.98	174.98	189.56	189.56	204.14	204.14	204.14	204.14
73	100.47	120.56	130.61	140.66	150.71	150.71	165.78	165.78	180.85	180.85	195.92	195.92	210.99	210.99	210.99	210.99
74	103.86	124.63	135.02	145.40	155.79	155.79	171.37	171.37	186.95	186.95	202.53	202.53	218.11	218.11	218.11	218.11
75	107.41	128.89	139.63	150.37	161.12	161.12	177.23	177.23	193.34	193.34	209.45	209.45	225.56	225.56	225.56	225.56

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Unisex

Table: Age:	Standard 100%	2 120%	3 130%	4 140%	5 150%	6 150%	7 165%	8 165%	9 180%	10 180%	11 195%	12 195%	13 210%	14 210%	15 210%	16 210%
20	18.06	21.67	23.48	25.28	27.09	27.09	29.80	29.80	32.51	32.51	35.22	35.22	37.93	37.93	37.93	37.93
21	18.67	22.40	24.27	26.14	28.01	28.01	30.81	30.81	33.61	33.61	36.41	36.41	39.21	39.21	39.21	39.21
22	19.30	23.16	25.09	27.02	28.95	28.95	31.85	31.85	34.74	34.74	37.64	37.64	40.53	40.53	40.53	40.53
23	19.95	23.94	25.94	27.93	29.93	29.93	32.92	32.92	35.91	35.91	38.90	38.90	41.90	41.90	41.90	41.90
24	20.63	24.76	26.82	28.88	30.95	30.95	34.04	34.04	37.13	37.13	40.23	40.23	43.32	43.32	43.32	43.32
25	21.32	25.58	27.72	29.85	31.98	31.98	35.18	35.18	38.38	38.38	41.57	41.57	44.77	44.77	44.77	44.77
26	22.05	26.46	28.67	30.87	33.08	33.08	36.38	36.38	39.69	39.69	43.00	43.00	46.31	46.31	46.31	46.31
27	22.80	27.36	29.64	31.92	34.20	34.20	37.62	37.62	41.04	41.04	44.46	44.46	47.88	47.88	47.88	47.88
28	23.58	28.30	30.65	33.01	35.37	35.37	38.91	38.91	42.44	42.44	45.98	45.98	49.52	49.52	49.52	49.52
29	24.40	29.28	31.72	34.16	36.60	36.60	40.26	40.26	43.92	43.92	47.58	47.58	51.24	51.24	51.24	51.24
30	25.26	30.31	32.84	35.36	37.89	37.89	41.68	41.68	45.47	45.47	49.26	49.26	53.05	53.05	53.05	53.05
31	26.15	31.38	34.00	36.61	39.23	39.23	43.15	43.15	47.07	47.07	50.99	50.99	54.92	54.92	54.92	54.92
32	27.08	32.50	35.20	37.91	40.62	40.62	44.68	44.68	48.74	48.74	52.81	52.81	56.87	56.87	56.87	56.87
33	28.03	33.64	36.44	39.24	42.05	42.05	46.25	46.25	50.45	50.45	54.66	54.66	58.86	58.86	58.86	58.86
34	29.02	34.82	37.73	40.63	43.53	43.53	47.88	47.88	52.24	52.24	56.59	56.59	60.94	60.94	60.94	60.94
35	30.03	36.04	39.04	42.04	45.05	45.05	49.55	49.55	54.05	54.05	58.56	58.56	63.06	63.06	63.06	63.06
36	31.08	37.30	40.40	43.51	46.62	46.62	51.28	51.28	55.94	55.94	60.61	60.61	65.27	65.27	65.27	65.27
37	32.15	38.58	41.80	45.01	48.23	48.23	53.05	53.05	57.87	57.87	62.69	62.69	67.52	67.52	67.52	67.52
38	33.26	39.91	43.24	46.56	49.89	49.89	54.88	54.88	59.87	59.87	64.86	64.86	69.85	69.85	69.85	69.85
39	34.39	41.27	44.71	48.15	51.59	51.59	56.74	56.74	61.90	61.90	67.06	67.06	72.22	72.22	72.22	72.22
40	35.55	42.66	46.22	49.77	53.33	53.33	58.66	58.66	63.99	63.99	69.32	69.32	74.66	74.66	74.66	74.66
41	36.75	44.10	47.78	51.45	55.13	55.13	60.64	60.64	66.15	66.15	71.66	71.66	77.18	77.18	77.18	77.18
42	37.97	45.56	49.36	53.16	56.96	56.96	62.65	62.65	68.35	68.35	74.04	74.04	79.74	79.74	79.74	79.74
43	39.23	47.08	51.00	54.92	58.85	58.85	64.73	64.73	70.61	70.61	76.50	76.50	82.38	82.38	82.38	82.38
44	40.54	48.65	52.70	56.76	60.81	60.81	66.89	66.89	72.97	72.97	79.05	79.05	85.13	85.13	85.13	85.13
45	41.90	50.28	54.47	58.66	62.85	62.85	69.14	69.14	75.42	75.42	81.71	81.71	87.99	87.99	87.99	87.99
46	43.30	51.96	56.29	60.62	64.95	64.95	71.45	71.45	77.94	77.94	84.44	84.44	90.93	90.93	90.93	90.93
47	44.76	53.71	58.19	62.66	67.14	67.14	73.85	73.85	80.57	80.57	87.28	87.28	94.00	94.00	94.00	94.00
48	46.28	55.54	60.16	64.79	69.42	69.42	76.36	76.36	83.30	83.30	90.25	90.25	97.19	97.19	97.19	97.19
49	47.85	57.42	62.21	66.99	71.78	71.78	78.95	78.95	86.13	86.13	93.31	93.31	100.49	100.49	100.49	100.49
50	49.49	59.39	64.34	69.29	74.24	74.24	81.66	81.66	89.08	89.08	96.51	96.51	103.93	103.93	103.93	103.93
51	51.18	61.42	66.53	71.65	76.77	76.77	84.45	84.45	92.12	92.12	99.80	99.80	107.48	107.48	107.48	107.48
52	52.94	63.53	68.82	74.12	79.41	79.41	87.35	87.35	95.29	95.29	103.23	103.23	111.17	111.17	111.17	111.17
53	54.76	65.71	71.19	76.66	82.14	82.14	90.35	90.35	98.57	98.57	106.78	106.78	115.00	115.00	115.00	115.00
54	56.64	67.97	73.63	79.30	84.96	84.96	93.46	93.46	101.95	101.95	110.45	110.45	118.94	118.94	118.94	118.94
55	58.59	70.31	76.17	82.03	87.89	87.89	96.67	96.67	105.46	105.46	114.25	114.25	123.04	123.04	123.04	123.04
56	60.60	72.72	78.78	84.84	90.90	90.90	99.99	99.99	109.08	109.08	118.17	118.17	127.26	127.26	127.26	127.26
57	62.67	75.20	81.47	87.74	94.01	94.01	103.41	103.41	112.81	112.81	122.21	122.21	131.61	131.61	131.61	131.61
58	64.82	77.78	84.27	90.75	97.23	97.23	106.95	106.95	116.68	116.68	126.40	126.40	136.12	136.12	136.12	136.12
59	67.04	80.45	87.15	93.86	100.56	100.56	110.62	110.62	120.67	120.67	130.73	130.73	140.78	140.78	140.78	140.78
60	69.32	83.18	90.12	97.05	103.98	103.98	114.38	114.38	124.78	124.78	135.17	135.17	145.57	145.57	145.57	145.57
61	71.68	86.02	93.18	100.35	107.52	107.52	118.27	118.27	129.02	129.02	139.78	139.78	150.53	150.53	150.53	150.53
62	74.10	88.92	96.33	103.74	111.15	111.15	122.27	122.27	133.38	133.38	144.50	144.50	155.61	155.61	155.61	155.61
63	76.60	91.92	99.58	107.24	114.90	114.90	126.39	126.39	137.88	137.88	149.37	149.37	160.86	160.86	160.86	160.86
64	79.15	94.98	102.90	110.81	118.73	118.73	130.60	130.60	142.47	142.47	154.34	154.34	166.22	166.22	166.22	166.22
65	81.78	98.14	106.31	114.49	122.67	122.67	134.94	134.94	147.20	147.20	159.47	159.47	171.74	171.74	171.74	171.74
66	84.48	101.38	109.82	118.27	126.72	126.72	139.39	139.39	152.06	152.06	164.74	164.74	177.41	177.41	177.41	177.41
67	87.27	104.72	113.45	122.18	130.91	130.91	144.00	144.00	157.09	157.09	170.18	170.18	183.27	183.27	183.27	183.27
68	90.15	108.18	117.20	126.21	135.23	135.23	148.75	148.75	162.27	162.27	175.79	175.79	189.32	189.32	189.32	189.32
69	93.16	111.79	121.11	130.42	139.74	139.74	153.71	153.71	167.69	167.69	181.66	181.66	195.64	195.64	195.64	195.64
70	96.29	115.55	125.18	134.81	144.44	144.44	158.88	158.88	173.32	173.32	187.77	187.77	202.21	202.21	202.21	202.21
71	99.56	119.47	129.43	139.38	149.34	149.34	164.27	164.27	179.21	179.21	194.14	194.14	209.08	209.08	209.08	209.08
72	102.98	123.58	133.87	144.17	154.47	154.47	169.92	169.92	185.36	185.36	200.81	200.81	216.26	216.26	216.26	216.26
73	106.53	127.84	138.49	149.14	159.80	159.80	175.77	175.77	191.75	191.75	207.73	207.73	223.71	223.71	223.71	223.71
74	110.21	132.25	143.27	154.29	165.32	165.32	181.85	181.85	198.38	198.38	214.91	214.91	231.44	231.44	231.44	231.44
75	114.05	136.86	148.27	159.67	171.08	171.08	188.18	188.18	205.29	205.29	222.40	222.40	239.51	239.51	239.51	239.51

TARGET PREMIUM RATES - For Policy Dates on or after October 1, 2021*
*(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Male

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	48.31	57.97	62.8	67.63	72.47	72.47	79.71	79.71	86.96	86.96	94.2	94.2	101.45	101.45	101.45	101.45
21	49.18	59.02	63.93	68.85	73.77	73.77	81.15	81.15	88.52	88.52	95.9	95.9	103.28	103.28	103.28	103.28
22	50.08	60.1	65.1	70.11	75.12	75.12	82.63	82.63	90.14	90.14	97.66	97.66	105.17	105.17	105.17	105.17
23	50.98	61.18	66.27	71.37	76.47	76.47	84.12	84.12	91.76	91.76	99.41	99.41	107.06	107.06	107.06	107.06
24	51.9	62.28	67.47	72.66	77.85	77.85	85.64	85.64	93.42	93.42	101.21	101.21	108.99	108.99	108.99	108.99
25	52.84	63.41	68.69	73.98	79.26	79.26	87.19	87.19	95.11	95.11	103.04	103.04	110.96	110.96	110.96	110.96
26	53.79	64.55	69.93	75.31	80.69	80.69	88.75	88.75	96.82	96.82	104.89	104.89	112.96	112.96	112.96	112.96
27	54.76	65.71	71.19	76.66	82.14	82.14	90.35	90.35	98.57	98.57	106.78	106.78	115	115	115	115
28	55.76	66.91	72.49	78.06	83.64	83.64	92	92	100.37	100.37	108.73	108.73	117.1	117.1	117.1	117.1
29	56.78	68.14	73.81	79.49	85.17	85.17	93.69	93.69	102.2	102.2	110.72	110.72	119.24	119.24	119.24	119.24
30	57.82	69.38	75.17	80.95	86.73	86.73	95.4	95.4	104.08	104.08	112.75	112.75	121.42	121.42	121.42	121.42
31	58.9	70.68	76.57	82.46	88.35	88.35	97.19	97.19	106.02	106.02	114.86	114.86	123.69	123.69	123.69	123.69
32	59.99	71.99	77.99	83.99	89.99	89.99	98.98	98.98	107.98	107.98	116.98	116.98	125.98	125.98	125.98	125.98
33	61.11	73.33	79.44	85.55	91.67	91.67	100.83	100.83	110	110	119.16	119.16	128.33	128.33	128.33	128.33
34	62.24	74.69	80.91	87.14	93.36	93.36	102.7	102.7	112.03	112.03	121.37	121.37	130.7	130.7	130.7	130.7
35	63.39	76.07	82.41	88.75	95.09	95.09	104.59	104.59	114.1	114.1	123.61	123.61	133.12	133.12	133.12	133.12
36	64.56	77.47	83.93	90.38	96.84	96.84	106.52	106.52	116.21	116.21	125.89	125.89	135.58	135.58	135.58	135.58
37	65.75	78.9	85.48	92.05	98.63	98.63	108.49	108.49	118.35	118.35	128.21	128.21	138.08	138.08	138.08	138.08
38	66.95	80.34	87.04	93.73	100.43	100.43	110.47	110.47	120.51	120.51	130.55	130.55	140.6	140.6	140.6	140.6
39	68.17	81.8	88.62	95.44	102.26	102.26	112.48	112.48	122.71	122.71	132.93	132.93	143.16	143.16	143.16	143.16
40	69.39	83.27	90.21	97.15	104.09	104.09	114.49	114.49	124.9	124.9	135.31	135.31	145.72	145.72	145.72	145.72
41	70.63	84.76	91.82	98.88	105.95	105.95	116.54	116.54	127.13	127.13	137.73	137.73	148.32	148.32	148.32	148.32
42	71.88	86.26	93.44	100.63	107.82	107.82	118.6	118.6	129.38	129.38	140.17	140.17	150.95	150.95	150.95	150.95
43	73.14	87.77	95.08	102.4	109.71	109.71	120.68	120.68	131.65	131.65	142.62	142.62	153.59	153.59	153.59	153.59
44	74.43	89.32	96.76	104.2	111.65	111.65	122.81	122.81	133.97	133.97	145.14	145.14	156.3	156.3	156.3	156.3
45	75.74	90.89	98.46	106.04	113.61	113.61	124.97	124.97	136.33	136.33	147.69	147.69	159.05	159.05	159.05	159.05
46	77.08	92.5	100.2	107.91	115.62	115.62	127.18	127.18	138.74	138.74	150.31	150.31	161.87	161.87	161.87	161.87
47	78.44	94.13	101.97	109.82	117.66	117.66	129.43	129.43	141.19	141.19	152.96	152.96	164.72	164.72	164.72	164.72
48	79.84	95.81	103.79	111.78	119.76	119.76	131.74	131.74	143.71	143.71	155.69	155.69	167.66	167.66	167.66	167.66
49	81.27	97.52	105.65	113.78	121.91	121.91	134.1	134.1	146.29	146.29	158.48	158.48	170.67	170.67	170.67	170.67
50	82.73	99.28	107.55	115.82	124.1	124.1	136.5	136.5	148.91	148.91	161.32	161.32	173.73	173.73	173.73	173.73
51	84.24	101.09	109.51	117.94	126.36	126.36	139	139	151.63	151.63	164.27	164.27	176.9	176.9	176.9	176.9
52	85.77	102.92	111.5	120.08	128.66	128.66	141.52	141.52	154.39	154.39	167.25	167.25	180.12	180.12	180.12	180.12
53	87.34	104.81	113.54	122.28	131.01	131.01	144.11	144.11	157.21	157.21	170.31	170.31	183.41	183.41	183.41	183.41
54	88.94	106.73	115.62	124.52	133.41	133.41	146.75	146.75	160.09	160.09	173.43	173.43	186.77	186.77	186.77	186.77
55	90.57	108.68	117.74	126.8	135.86	135.86	149.44	149.44	163.03	163.03	176.61	176.61	190.2	190.2	190.2	190.2
56	92.25	110.7	119.93	129.15	138.38	138.38	152.21	152.21	166.05	166.05	179.89	179.89	193.73	193.73	193.73	193.73
57	93.96	112.75	122.15	131.54	140.94	140.94	155.03	155.03	169.13	169.13	183.22	183.22	197.32	197.32	197.32	197.32
58	95.71	114.85	124.42	133.99	143.57	143.57	157.92	157.92	172.28	172.28	186.63	186.63	200.99	200.99	200.99	200.99
59	97.51	117.01	126.76	136.51	146.27	146.27	160.89	160.89	175.52	175.52	190.14	190.14	204.77	204.77	204.77	204.77
60	99.34	119.21	129.14	139.08	149.01	149.01	163.91	163.91	178.81	178.81	193.71	193.71	208.61	208.61	208.61	208.61
61	101.22	121.46	131.59	141.71	151.83	151.83	167.01	167.01	182.2	182.2	197.38	197.38	212.56	212.56	212.56	212.56
62	103.14	123.77	134.08	144.4	154.71	154.71	170.18	170.18	185.65	185.65	201.12	201.12	216.59	216.59	216.59	216.59
63	105.1	126.12	136.63	147.14	157.65	157.65	173.42	173.42	189.18	189.18	204.95	204.95	220.71	220.71	220.71	220.71
64	107.09	128.51	139.22	149.93	160.64	160.64	176.7	176.7	192.76	192.76	208.83	208.83	224.89	224.89	224.89	224.89
65	109.12	130.94	141.86	152.77	163.68	163.68	180.05	180.05	196.42	196.42	212.78	212.78	229.15	229.15	229.15	229.15
66	111.21	133.45	144.57	155.69	166.82	166.82	183.5	183.5	200.18	200.18	216.86	216.86	233.54	233.54	233.54	233.54
67	113.35	136.02	147.36	158.69	170.03	170.03	187.03	187.03	204.03	204.03	221.03	221.03	238.04	238.04	238.04	238.04
68	115.57	138.68	150.24	161.8	173.36	173.36	190.69	190.69	208.03	208.03	225.36	225.36	242.7	242.7	242.7	242.7
69	117.9	141.48	153.27	165.06	176.85	176.85	194.54	194.54	212.22	212.22	229.91	229.91	247.59	247.59	247.59	247.59

70	120.35	144.42	156.46	168.49	180.53	180.53	198.58	198.58	216.63	216.63	234.68	234.68	252.74	252.74	252.74	252.74
71	122.93	147.52	159.81	172.1	184.4	184.4	202.83	202.83	221.27	221.27	239.71	239.71	258.15	258.15	258.15	258.15
72	125.64	150.77	163.33	175.9	188.46	188.46	207.31	207.31	226.15	226.15	245	245	263.84	263.84	263.84	263.84
73	128.48	154.18	167.02	179.87	192.72	192.72	211.99	211.99	231.26	231.26	250.54	250.54	269.81	269.81	269.81	269.81
74	131.44	157.73	170.87	184.02	197.16	197.16	216.88	216.88	236.59	236.59	256.31	256.31	276.02	276.02	276.02	276.02
75	134.54	161.45	174.9	188.36	201.81	201.81	221.99	221.99	242.17	242.17	262.35	262.35	282.53	282.53	282.53	282.53

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Female

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	45.02	54.02	58.53	63.03	67.53	67.53	74.28	74.28	81.04	81.04	87.79	87.79	94.54	94.54	94.54	94.54
21	45.89	55.07	59.66	64.25	68.84	68.84	75.72	75.72	82.6	82.6	89.49	89.49	96.37	96.37	96.37	96.37
22	46.77	56.12	60.8	65.48	70.16	70.16	77.17	77.17	84.19	84.19	91.2	91.2	98.22	98.22	98.22	98.22
23	47.68	57.22	61.98	66.75	71.52	71.52	78.67	78.67	85.82	85.82	92.98	92.98	100.13	100.13	100.13	100.13
24	48.6	58.32	63.18	68.04	72.9	72.9	80.19	80.19	87.48	87.48	94.77	94.77	102.06	102.06	102.06	102.06
25	49.53	59.44	64.39	69.34	74.3	74.3	81.72	81.72	89.15	89.15	96.58	96.58	104.01	104.01	104.01	104.01
26	50.48	60.58	65.62	70.67	75.72	75.72	83.29	83.29	90.86	90.86	98.44	98.44	106.01	106.01	106.01	106.01
27	51.45	61.74	66.89	72.03	77.18	77.18	84.89	84.89	92.61	92.61	100.33	100.33	108.05	108.05	108.05	108.05
28	52.44	62.93	68.17	73.42	78.66	78.66	86.53	86.53	94.39	94.39	102.26	102.26	110.12	110.12	110.12	110.12
29	53.45	64.14	69.49	74.83	80.18	80.18	88.19	88.19	96.21	96.21	104.23	104.23	112.25	112.25	112.25	112.25
30	54.48	65.38	70.82	76.27	81.72	81.72	89.89	89.89	98.06	98.06	106.24	106.24	114.41	114.41	114.41	114.41
31	55.53	66.64	72.19	77.74	83.3	83.3	91.62	91.62	99.95	99.95	108.28	108.28	116.61	116.61	116.61	116.61
32	56.6	67.92	73.58	79.24	84.9	84.9	93.39	93.39	101.88	101.88	110.37	110.37	118.86	118.86	118.86	118.86
33	57.7	69.24	75.01	80.78	86.55	86.55	95.21	95.21	103.86	103.86	112.52	112.52	121.17	121.17	121.17	121.17
34	58.81	70.57	76.45	82.33	88.22	88.22	97.04	97.04	105.86	105.86	114.68	114.68	123.5	123.5	123.5	123.5
35	59.94	71.93	77.92	83.92	89.91	89.91	98.9	98.9	107.89	107.89	116.88	116.88	125.87	125.87	125.87	125.87
36	61.08	73.3	79.4	85.51	91.62	91.62	100.78	100.78	109.94	109.94	119.11	119.11	128.27	128.27	128.27	128.27
37	62.25	74.7	80.93	87.15	93.38	93.38	102.71	102.71	112.05	112.05	121.39	121.39	130.73	130.73	130.73	130.73
38	63.42	76.1	82.45	88.79	95.13	95.13	104.64	104.64	114.16	114.16	123.67	123.67	133.18	133.18	133.18	133.18
39	64.61	77.53	83.99	90.45	96.92	96.92	106.61	106.61	116.3	116.3	125.99	125.99	135.68	135.68	135.68	135.68
40	65.82	78.98	85.57	92.15	98.73	98.73	108.6	108.6	118.48	118.48	128.35	128.35	138.22	138.22	138.22	138.22
41	67.05	80.46	87.17	93.87	100.58	100.58	110.63	110.63	120.69	120.69	130.75	130.75	140.81	140.81	140.81	140.81
42	68.3	81.96	88.79	95.62	102.45	102.45	112.7	112.7	122.94	122.94	133.19	133.19	143.43	143.43	143.43	143.43
43	69.57	83.48	90.44	97.4	104.36	104.36	114.79	114.79	125.23	125.23	135.66	135.66	146.1	146.1	146.1	146.1
44	70.88	85.06	92.14	99.23	106.32	106.32	116.95	116.95	127.58	127.58	138.22	138.22	148.85	148.85	148.85	148.85
45	72.21	86.65	93.87	101.09	108.32	108.32	119.15	119.15	129.98	129.98	140.81	140.81	151.64	151.64	151.64	151.64
46	73.57	88.28	95.64	103	110.36	110.36	121.39	121.39	132.43	132.43	143.46	143.46	154.5	154.5	154.5	154.5
47	74.95	89.94	97.44	104.93	112.43	112.43	123.67	123.67	134.91	134.91	146.15	146.15	157.4	157.4	157.4	157.4
48	76.36	91.63	99.27	106.9	114.54	114.54	125.99	125.99	137.45	137.45	148.9	148.9	160.36	160.36	160.36	160.36
49	77.79	93.35	101.13	108.91	116.69	116.69	128.35	128.35	140.02	140.02	151.69	151.69	163.36	163.36	163.36	163.36
50	79.25	95.1	103.03	110.95	118.88	118.88	130.76	130.76	142.65	142.65	154.54	154.54	166.43	166.43	166.43	166.43
51	80.73	96.88	104.95	113.02	121.1	121.1	133.2	133.2	145.31	145.31	157.42	157.42	169.53	169.53	169.53	169.53
52	82.25	98.7	106.93	115.15	123.38	123.38	135.71	135.71	148.05	148.05	160.39	160.39	172.73	172.73	172.73	172.73
53	83.79	100.55	108.93	117.31	125.69	125.69	138.25	138.25	150.82	150.82	163.39	163.39	175.96	175.96	175.96	175.96
54	85.35	102.42	110.96	119.49	128.03	128.03	140.83	140.83	153.63	153.63	166.43	166.43	179.24	179.24	179.24	179.24
55	86.95	104.34	113.04	121.73	130.43	130.43	143.47	143.47	156.51	156.51	169.55	169.55	182.6	182.6	182.6	182.6
56	88.58	106.3	115.15	124.01	132.87	132.87	146.16	146.16	159.44	159.44	172.73	172.73	186.02	186.02	186.02	186.02
57	90.23	108.28	117.3	126.32	135.35	135.35	148.88	148.88	162.41	162.41	175.95	175.95	189.48	189.48	189.48	189.48
58	91.93	110.32	119.51	128.7	137.9	137.9	151.68	151.68	165.47	165.47	179.26	179.26	193.05	193.05	193.05	193.05
59	93.65	112.38	121.75	131.11	140.48	140.48	154.52	154.52	168.57	168.57	182.62	182.62	196.67	196.67	196.67	196.67
60	95.42	114.5	124.05	133.59	143.13	143.13	157.44	157.44	171.76	171.76	186.07	186.07	200.38	200.38	200.38	200.38
61	97.22	116.66	126.39	136.11	145.83	145.83	160.41	160.41	175	175	189.58	189.58	204.16	204.16	204.16	204.16
62	99.06	118.87	128.78	138.68	148.59	148.59	163.45	163.45	178.31	178.31	193.17	193.17	208.03	208.03	208.03	208.03
63	100.95	121.14	131.24	141.33	151.43	151.43	166.57	166.57	181.71	181.71	196.85	196.85	212	212	212	212
64	102.87	123.44	133.73	144.02	154.31	154.31	169.74	169.74	185.17	185.17	200.6	200.6	216.03	216.03	216.03	216.03
65	104.84	125.81	136.29	146.78	157.26	157.26	172.99	172.99	188.71	188.71	204.44	204.44	220.16	220.16	220.16	220.16
66	106.86	128.23	138.92	149.6	160.29	160.29	176.32	176.32	192.35	192.35	208.38	208.38	224.41	224.41	224.41	224.41
67	108.92	130.7	141.6	152.49	163.38	163.38	179.72	179.72	196.06	196.06	212.39	212.39	228.73	228.73	228.73	228.73
68	111.04	133.25	144.35	155.46	166.56	166.56	183.22	183.22	199.87	199.87	216.53	216.53	233.18	233.18	233.18	233.18
69	113.21	135.85	147.17	158.49	169.82	169.82	186.8	186.8	203.78	203.78	220.76	220.76	237.74	237.74	237.74	237.74
70	115.44	138.53	150.07	161.62	173.16	173.16	190.48	190.48	207.79	207.79	225.11	225.11	242.42	242.42	242.42	242.42

71	117.74	141.29	153.06	164.84	176.61	176.61	194.27	194.27	211.93	211.93	229.59	229.59	247.25	247.25	247.25	247.25
72	120.13	144.16	156.17	168.18	180.2	180.2	198.21	198.21	216.23	216.23	234.25	234.25	252.27	252.27	252.27	252.27
73	122.62	147.14	159.41	171.67	183.93	183.93	202.32	202.32	220.72	220.72	239.11	239.11	257.5	257.5	257.5	257.5
74	125.22	150.26	162.79	175.31	187.83	187.83	206.61	206.61	225.4	225.4	244.18	244.18	262.96	262.96	262.96	262.96
75	127.97	153.56	166.36	179.16	191.96	191.96	211.15	211.15	230.35	230.35	249.54	249.54	268.74	268.74	268.74	268.74

TARGET PREMIUM RATES (per $1,000 of Policy Face Amount) – Unisex

Table:	Standard	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
Age:	100%	120%	130%	140%	150%	150%	165%	165%	180%	180%	195%	195%	210%	210%	210%	210%
20	47.68	57.22	61.98	66.75	71.52	71.52	78.67	78.67	85.82	85.82	92.98	92.98	100.13	100.13	100.13	100.13
21	48.56	58.27	63.13	67.98	72.84	72.84	80.12	80.12	87.41	87.41	94.69	94.69	101.98	101.98	101.98	101.98
22	49.45	59.34	64.29	69.23	74.18	74.18	81.59	81.59	89.01	89.01	96.43	96.43	103.85	103.85	103.85	103.85
23	50.35	60.42	65.46	70.49	75.53	75.53	83.08	83.08	90.63	90.63	98.18	98.18	105.74	105.74	105.74	105.74
24	51.27	61.52	66.65	71.78	76.91	76.91	84.6	84.6	92.29	92.29	99.98	99.98	107.67	107.67	107.67	107.67
25	52.21	62.65	67.87	73.09	78.32	78.32	86.15	86.15	93.98	93.98	101.81	101.81	109.64	109.64	109.64	109.64
26	53.16	63.79	69.11	74.42	79.74	79.74	87.71	87.71	95.69	95.69	103.66	103.66	111.64	111.64	111.64	111.64
27	54.13	64.96	70.37	75.78	81.2	81.2	89.31	89.31	97.43	97.43	105.55	105.55	113.67	113.67	113.67	113.67
28	55.13	66.16	71.67	77.18	82.7	82.7	90.96	90.96	99.23	99.23	107.5	107.5	115.77	115.77	115.77	115.77
29	56.15	67.38	73	78.61	84.23	84.23	92.65	92.65	101.07	101.07	109.49	109.49	117.92	117.92	117.92	117.92
30	57.19	68.63	74.35	80.07	85.79	85.79	94.36	94.36	102.94	102.94	111.52	111.52	120.1	120.1	120.1	120.1
31	58.26	69.91	75.74	81.56	87.39	87.39	96.13	96.13	104.87	104.87	113.61	113.61	122.35	122.35	122.35	122.35
32	59.35	71.22	77.16	83.09	89.03	89.03	97.93	97.93	106.83	106.83	115.73	115.73	124.64	124.64	124.64	124.64
33	60.46	72.55	78.6	84.64	90.69	90.69	99.76	99.76	108.83	108.83	117.9	117.9	126.97	126.97	126.97	126.97
34	61.59	73.91	80.07	86.23	92.39	92.39	101.62	101.62	110.86	110.86	120.1	120.1	129.34	129.34	129.34	129.34
35	62.74	75.29	81.56	87.84	94.11	94.11	103.52	103.52	112.93	112.93	122.34	122.34	131.75	131.75	131.75	131.75
36	63.91	76.69	83.08	89.47	95.87	95.87	105.45	105.45	115.04	115.04	124.62	124.62	134.21	134.21	134.21	134.21
37	65.09	78.11	84.62	91.13	97.64	97.64	107.4	107.4	117.16	117.16	126.93	126.93	136.69	136.69	136.69	136.69
38	66.29	79.55	86.18	92.81	99.44	99.44	109.38	109.38	119.32	119.32	129.27	129.27	139.21	139.21	139.21	139.21
39	67.5	81	87.75	94.5	101.25	101.25	111.38	111.38	121.5	121.5	131.63	131.63	141.75	141.75	141.75	141.75
40	68.72	82.46	89.34	96.21	103.08	103.08	113.39	113.39	123.7	123.7	134	134	144.31	144.31	144.31	144.31
41	69.96	83.95	90.95	97.94	104.94	104.94	115.43	115.43	125.93	125.93	136.42	136.42	146.92	146.92	146.92	146.92
42	71.21	85.45	92.57	99.69	106.82	106.82	117.5	117.5	128.18	128.18	138.86	138.86	149.54	149.54	149.54	149.54
43	72.47	86.96	94.21	101.46	108.71	108.71	119.58	119.58	130.45	130.45	141.32	141.32	152.19	152.19	152.19	152.19
44	73.76	88.51	95.89	103.26	110.64	110.64	121.7	121.7	132.77	132.77	143.83	143.83	154.9	154.9	154.9	154.9
45	75.08	90.1	97.6	105.11	112.62	112.62	123.88	123.88	135.14	135.14	146.41	146.41	157.67	157.67	157.67	157.67
46	76.42	91.7	99.35	106.99	114.63	114.63	126.09	126.09	137.56	137.56	149.02	149.02	160.48	160.48	160.48	160.48
47	77.79	93.35	101.13	108.91	116.69	116.69	128.35	128.35	140.02	140.02	151.69	151.69	163.36	163.36	163.36	163.36
48	79.18	95.02	102.93	110.85	118.77	118.77	130.65	130.65	142.52	142.52	154.4	154.4	166.28	166.28	166.28	166.28
49	80.62	96.74	104.81	112.87	120.93	120.93	133.02	133.02	145.12	145.12	157.21	157.21	169.3	169.3	169.3	169.3
50	82.08	98.5	106.7	114.91	123.12	123.12	135.43	135.43	147.74	147.74	160.06	160.06	172.37	172.37	172.37	172.37
51	83.58	100.3	108.65	117.01	125.37	125.37	137.91	137.91	150.44	150.44	162.98	162.98	175.52	175.52	175.52	175.52
52	85.11	102.13	110.64	119.15	127.67	127.67	140.43	140.43	153.2	153.2	165.96	165.96	178.73	178.73	178.73	178.73
53	86.67	104	112.67	121.34	130.01	130.01	143.01	143.01	156.01	156.01	169.01	169.01	182.01	182.01	182.01	182.01
54	88.27	105.92	114.75	123.58	132.41	132.41	145.65	145.65	158.89	158.89	172.13	172.13	185.37	185.37	185.37	185.37
55	89.9	107.88	116.87	125.86	134.85	134.85	148.34	148.34	161.82	161.82	175.31	175.31	188.79	188.79	188.79	188.79
56	91.56	109.87	119.03	128.18	137.34	137.34	151.07	151.07	164.81	164.81	178.54	178.54	192.28	192.28	192.28	192.28
57	93.26	111.91	121.24	130.56	139.89	139.89	153.88	153.88	167.87	167.87	181.86	181.86	195.85	195.85	195.85	195.85
58	95	114	123.5	133	142.5	142.5	156.75	156.75	171	171	185.25	185.25	199.5	199.5	199.5	199.5
59	96.78	116.14	125.81	135.49	145.17	145.17	159.69	159.69	174.2	174.2	188.72	188.72	203.24	203.24	203.24	203.24
60	98.61	118.33	128.19	138.05	147.92	147.92	162.71	162.71	177.5	177.5	192.29	192.29	207.08	207.08	207.08	207.08
61	100.47	120.56	130.61	140.66	150.71	150.71	165.78	165.78	180.85	180.85	195.92	195.92	210.99	210.99	210.99	210.99
62	102.38	122.86	133.09	143.33	153.57	153.57	168.93	168.93	184.28	184.28	199.64	199.64	215	215	215	215
63	104.32	125.18	135.62	146.05	156.48	156.48	172.13	172.13	187.78	187.78	203.42	203.42	219.07	219.07	219.07	219.07
64	106.3	127.56	138.19	148.82	159.45	159.45	175.4	175.4	191.34	191.34	207.29	207.29	223.23	223.23	223.23	223.23
65	108.32	129.98	140.82	151.65	162.48	162.48	178.73	178.73	194.98	194.98	211.22	211.22	227.47	227.47	227.47	227.47
66	110.39	132.47	143.51	154.55	165.59	165.59	182.14	182.14	198.7	198.7	215.26	215.26	231.82	231.82	231.82	231.82
67	112.51	135.01	146.26	157.51	168.77	168.77	185.64	185.64	202.52	202.52	219.39	219.39	236.27	236.27	236.27	236.27
68	114.72	137.66	149.14	160.61	172.08	172.08	189.29	189.29	206.5	206.5	223.7	223.7	240.91	240.91	240.91	240.91
69	117.01	140.41	152.11	163.81	175.52	175.52	193.07	193.07	210.62	210.62	228.17	228.17	245.72	245.72	245.72	245.72
70	119.42	143.3	155.25	167.19	179.13	179.13	197.04	197.04	214.96	214.96	232.87	232.87	250.78	250.78	250.78	250.78

71	121.94	146.33	158.52	170.72	182.91	182.91	201.2	201.2	219.49	219.49	237.78	237.78	256.07	256.07	256.07	256.07
72	124.58	149.5	161.95	174.41	186.87	186.87	205.56	205.56	224.24	224.24	242.93	242.93	261.62	261.62	261.62	261.62
73	127.35	152.82	165.56	178.29	191.03	191.03	210.13	210.13	229.23	229.23	248.33	248.33	267.44	267.44	267.44	267.44
74	130.24	156.29	169.31	182.34	195.36	195.36	214.9	214.9	234.43	234.43	253.97	253.97	273.5	273.5	273.5	273.5
75	133.27	159.92	173.25	186.58	199.91	199.91	219.9	219.9	239.89	239.89	259.88	259.88	279.87	279.87	279.87	279.87

APPENDIX B – APPLICABLE PERCENTAGES (FOR LIFE INSURANCE DEFINITION TEST)
Guideline Premium/Cash Value Corridor Test

Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value	Insured’s Attained Age	Percentage of Surrender Value
0-40	250	53	164	66	119
41	243	54	157	67	118
42	236	55	150	68	117
43	229	56	146	69	116
44	222	57	142	70	115
45	215	58	138	71	113
46	209	59	134	72	111
47	203	60	130	73	109
48	197	61	128	74	107
49	191	62	126	75-90	105
50	185	63	124	91	104
51	178	64	122	92	103
52	171	65	120	93	102
				94+	101

Cash Value Accumulation Test (percentage of Surrender Value) – Male
For Policy Dates before October 1, 2021

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1796.21%	1489.76%	1385.21%	1299.68%	1228.00%	1166.78%	1113.70%	1067.10%	1025.77%	988.79%	955.46%	925.22%	897.61%	872.30%	848.97%	827.40%
1	1735.20%	1440.70%	1340.20%	1257.97%	1189.05%	1130.17%	1079.11%	1034.29%	994.52%	958.94%	926.87%	897.76%	871.19%	846.82%	824.36%	803.59%
2	1672.75%	1389.67%	1293.05%	1213.99%	1147.72%	1091.10%	1042.00%	998.89%	960.65%	926.42%	895.57%	867.56%	842.00%	818.56%	796.95%	776.96%
3	1611.89%	1339.77%	1246.88%	1170.88%	1107.15%	1052.71%	1005.50%	964.04%	927.25%	894.34%	864.66%	837.72%	813.13%	790.58%	769.79%	750.56%
4	1552.65%	1291.07%	1201.76%	1128.68%	1067.41%	1015.06%	969.66%	929.79%	894.41%	862.76%	834.21%	808.30%	784.65%	762.95%	742.96%	724.46%
5	1495.27%	1243.80%	1157.94%	1087.68%	1028.77%	978.43%	934.77%	896.43%	862.41%	831.96%	804.51%	779.59%	756.84%	735.97%	716.74%	698.94%
6	1439.73%	1197.98%	1115.43%	1047.87%	991.23%	942.83%	900.84%	863.97%	831.26%	801.98%	775.57%	751.60%	729.72%	709.65%	691.15%	674.03%
7	1386.17%	1153.76%	1074.40%	1009.45%	954.98%	908.44%	868.07%	832.61%	801.15%	772.99%	747.59%	724.54%	703.50%	684.19%	666.40%	649.93%
8	1334.54%	1111.11%	1034.80%	972.35%	919.98%	875.23%	836.41%	802.31%	772.06%	744.97%	720.55%	698.38%	678.14%	659.57%	642.46%	626.62%
9	1284.61%	1069.80%	996.44%	936.39%	886.04%	843.01%	805.67%	772.89%	743.79%	717.75%	694.26%	672.94%	653.47%	635.61%	619.15%	603.92%
10	1236.49%	1029.97%	959.44%	901.71%	853.29%	811.91%	776.01%	744.48%	716.50%	691.46%	668.87%	648.36%	629.64%	612.46%	596.63%	581.98%
11	1190.13%	991.58%	923.76%	868.25%	821.69%	781.91%	747.39%	717.07%	690.16%	666.08%	644.35%	624.63%	606.63%	590.11%	574.88%	560.78%
12	1145.58%	954.69%	889.49%	836.11%	791.35%	753.09%	719.90%	690.74%	664.86%	641.70%	620.81%	601.84%	584.52%	568.63%	553.99%	540.43%
13	1102.87%	919.35%	856.67%	805.35%	762.30%	725.52%	693.60%	665.56%	640.67%	618.40%	598.30%	580.06%	563.40%	548.12%	534.03%	520.99%
14	1062.12%	885.70%	825.43%	776.09%	734.70%	699.32%	668.63%	641.66%	617.73%	596.30%	576.98%	559.43%	543.41%	528.70%	515.15%	502.61%
15	1023.49%	853.90%	795.95%	748.51%	708.72%	674.70%	645.18%	619.24%	596.23%	575.62%	557.02%	540.14%	524.73%	510.58%	497.54%	485.47%
16	987.24%	824.25%	768.55%	722.93%	684.67%	651.96%	623.56%	598.62%	576.48%	556.65%	538.76%	522.52%	507.68%	494.07%	481.52%	469.90%
17	953.41%	796.78%	743.24%	699.39%	662.60%	631.14%	603.83%	579.84%	558.53%	539.46%	522.24%	506.61%	492.33%	479.22%	467.14%	455.95%
18	922.06%	771.58%	720.13%	677.98%	642.61%	612.36%	586.09%	563.01%	542.51%	524.15%	507.58%	492.53%	478.78%	466.16%	454.52%	443.74%
19	892.56%	748.03%	698.59%	658.09%	624.08%	595.00%	569.74%	547.53%	527.81%	510.14%	494.20%	479.71%	466.47%	454.31%	443.10%	432.72%
20	864.00%	725.20%	677.70%	638.78%	606.10%	578.14%	553.85%	532.49%	513.52%	496.52%	481.18%	467.23%	454.49%	442.78%	431.99%	421.99%
21	836.40%	703.11%	657.49%	620.10%	588.69%	561.81%	538.47%	517.93%	499.69%	483.34%	468.57%	455.15%	442.89%	431.62%	421.23%	411.60%
22	809.65%	681.68%	637.87%	601.95%	571.77%	545.94%	523.50%	503.76%	486.22%	470.49%	456.29%	443.38%	431.58%	420.74%	410.73%	401.46%
23	783.74%	660.88%	618.81%	584.30%	555.32%	530.50%	508.94%	489.96%	473.10%	457.98%	444.32%	431.90%	420.55%	410.12%	400.49%	391.56%
24	758.62%	640.69%	600.29%	567.15%	539.31%	515.47%	494.75%	476.52%	460.31%	445.77%	432.64%	420.70%	409.78%	399.75%	390.48%	381.90%
25	734.27%	621.07%	582.29%	550.47%	523.74%	500.84%	480.93%	463.42%	447.84%	433.87%	421.25%	409.77%	399.27%	389.62%	380.71%	372.45%
26	710.66%	602.02%	564.79%	534.25%	508.57%	486.59%	467.47%	450.64%	435.67%	422.25%	410.12%	399.09%	389.00%	379.72%	371.15%	363.21%
27	687.64%	583.38%	547.64%	518.32%	493.67%	472.56%	454.20%	438.04%	423.66%	410.77%	399.11%	388.51%	378.81%	369.90%	361.66%	354.03%
28	665.14%	565.07%	530.77%	502.62%	478.96%	458.69%	441.06%	425.54%	411.73%	399.35%	388.15%	377.96%	368.64%	360.08%	352.16%	344.82%
29	643.14%	547.10%	514.18%	487.16%	464.45%	444.99%	428.06%	413.16%	399.90%	388.00%	377.24%	367.46%	358.51%	350.27%	342.67%	335.62%
30	621.71%	529.53%	497.93%	472.00%	450.20%	431.51%	415.26%	400.95%	388.21%	376.79%	366.46%	357.06%	348.46%	340.55%	333.24%	326.47%
31	600.86%	512.39%	482.06%	457.17%	436.24%	418.30%	402.70%	388.96%	376.73%	365.76%	355.84%	346.81%	338.55%	330.95%	323.93%	317.42%
32	580.71%	495.81%	466.69%	442.80%	422.71%	405.49%	390.51%	377.32%	365.58%	355.05%	345.52%	336.85%	328.92%	321.62%	314.88%	308.62%
33	561.30%	479.83%	451.89%	428.96%	409.68%	393.15%	378.78%	366.11%	354.84%	344.73%	335.58%	327.26%	319.64%	312.63%	306.15%	300.15%
34	542.63%	464.45%	437.64%	415.64%	397.14%	381.28%	367.48%	355.33%	344.51%	334.80%	326.02%	318.03%	310.72%	303.99%	297.77%	292.00%
35	524.66%	449.66%	423.94%	402.84%	385.08%	369.87%	356.63%	344.97%	334.59%	325.27%	316.84%	309.17%	302.15%	295.69%	289.72%	284.18%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
36	507.37%	435.42%	410.76%	390.51%	373.48%	358.88%	346.18%	334.99%	325.03%	316.09%	308.01%	300.64%	293.91%	287.71%	281.98%	276.66%
37	490.79%	421.79%	398.13%	378.71%	362.38%	348.38%	336.20%	325.47%	315.92%	307.34%	299.58%	292.52%	286.06%	280.11%	274.61%	269.51%
38	474.85%	408.69%	386.00%	367.39%	351.73%	338.31%	326.63%	316.34%	307.18%	298.95%	291.51%	284.74%	278.54%	272.83%	267.56%	262.67%
39	459.55%	396.12%	374.38%	356.54%	341.53%	328.66%	317.47%	307.60%	298.82%	290.94%	283.81%	277.31%	271.37%	265.90%	260.84%	256.15%
40	444.84%	384.05%	363.22%	346.12%	331.74%	319.41%	308.68%	299.23%	290.82%	283.26%	276.43%	270.20%	264.51%	259.26%	254.42%	249.92%
41	430.72%	372.47%	352.51%	336.14%	322.36%	310.55%	300.28%	291.22%	283.17%	275.93%	269.38%	263.42%	257.97%	252.94%	248.30%	243.99%
42	417.13%	361.34%	342.22%	326.54%	313.35%	302.04%	292.20%	283.54%	275.82%	268.89%	262.63%	256.92%	251.69%	246.89%	242.44%	238.32%
43	404.02%	350.58%	332.28%	317.26%	304.64%	293.82%	284.40%	276.11%	268.72%	262.09%	256.10%	250.64%	245.64%	241.04%	236.78%	232.84%
44	391.27%	340.09%	322.57%	308.20%	296.12%	285.76%	276.75%	268.82%	261.75%	255.41%	249.67%	244.45%	239.67%	235.27%	231.20%	227.43%
45	378.88%	329.88%	313.10%	299.35%	287.79%	277.88%	269.26%	261.67%	254.92%	248.85%	243.37%	238.37%	233.80%	229.59%	225.70%	222.09%
46	366.85%	319.92%	303.87%	290.71%	279.65%	270.17%	261.93%	254.67%	248.21%	242.41%	237.17%	232.39%	228.02%	224.00%	220.29%	216.84%
47	355.15%	310.22%	294.86%	282.27%	271.69%	262.63%	254.74%	247.80%	241.63%	236.09%	231.07%	226.51%	222.34%	218.50%	214.94%	211.65%
48	343.78%	300.76%	286.06%	274.01%	263.89%	255.23%	247.69%	241.06%	235.15%	229.86%	225.07%	220.71%	216.72%	213.05%	209.66%	206.52%
49	332.72%	291.54%	277.47%	265.95%	256.27%	247.98%	240.78%	234.44%	228.80%	223.73%	219.16%	215.00%	211.19%	207.68%	204.44%	201.44%
50	321.98%	282.55%	269.09%	258.06%	248.81%	240.88%	234.00%	227.94%	222.55%	217.71%	213.34%	209.36%	205.73%	202.38%	199.29%	196.42%
51	311.57%	273.82%	260.94%	250.40%	241.55%	233.97%	227.39%	221.60%	216.45%	211.83%	207.65%	203.86%	200.38%	197.19%	194.24%	191.51%
52	301.51%	265.37%	253.05%	242.97%	234.50%	227.26%	220.97%	215.44%	210.52%	206.11%	202.12%	198.50%	195.18%	192.14%	189.32%	186.71%
53	291.79%	257.20%	245.42%	235.77%	227.68%	220.76%	214.75%	209.47%	204.77%	200.56%	196.76%	193.30%	190.13%	187.23%	184.54%	182.05%
54	282.41%	249.32%	238.04%	228.82%	221.09%	214.48%	208.74%	203.69%	199.21%	195.19%	191.56%	188.26%	185.24%	182.47%	179.91%	177.54%
55	273.37%	241.70%	230.92%	222.11%	214.72%	208.41%	202.92%	198.10%	193.82%	189.99%	186.53%	183.38%	180.50%	177.86%	175.42%	173.16%
56	264.67%	234.37%	224.06%	215.64%	208.58%	202.55%	197.32%	192.72%	188.64%	184.98%	181.68%	178.67%	175.93%	173.41%	171.09%	168.94%
57	256.29%	227.31%	217.46%	209.42%	202.67%	196.92%	191.92%	187.53%	183.64%	180.15%	177.00%	174.14%	171.53%	169.13%	166.92%	164.87%
58	248.24%	220.53%	211.11%	203.43%	196.99%	191.50%	186.73%	182.55%	178.84%	175.51%	172.51%	169.79%	167.30%	165.02%	162.91%	160.96%
59	240.50%	214.01%	205.02%	197.68%	191.54%	186.30%	181.75%	177.76%	174.22%	171.06%	168.20%	165.61%	163.24%	161.06%	159.06%	157.20%
60	233.08%	207.76%	199.17%	192.17%	186.31%	181.31%	176.98%	173.18%	169.81%	166.79%	164.07%	161.61%	159.35%	157.29%	155.38%	153.62%
61	225.96%	201.77%	193.58%	186.90%	181.31%	176.55%	172.42%	168.80%	165.59%	162.72%	160.14%	157.79%	155.65%	153.68%	151.87%	150.19%
62	219.16%	196.06%	188.24%	181.87%	176.54%	172.01%	168.08%	164.63%	161.58%	158.85%	156.39%	154.16%	152.12%	150.26%	148.54%	146.95%
63	212.65%	190.59%	183.14%	177.07%	172.00%	167.68%	163.94%	160.66%	157.76%	155.16%	152.83%	150.71%	148.78%	147.00%	145.37%	143.87%
64	206.42%	185.38%	178.28%	172.50%	167.67%	163.56%	160.01%	156.89%	154.13%	151.67%	149.45%	147.44%	145.61%	143.93%	142.38%	140.95%
65	200.48%	180.41%	173.65%	168.14%	163.55%	159.65%	156.27%	153.31%	150.69%	148.35%	146.25%	144.34%	142.61%	141.02%	139.55%	138.20%
66	194.79%	175.67%	169.23%	163.99%	159.63%	155.92%	152.71%	149.90%	147.42%	145.20%	143.21%	141.40%	139.76%	138.26%	136.87%	135.59%
67	189.35%	171.13%	165.00%	160.02%	155.88%	152.35%	149.31%	146.65%	144.30%	142.20%	140.31%	138.60%	137.05%	135.63%	134.32%	133.11%
68	184.12%	166.77%	160.95%	156.22%	152.28%	148.94%	146.06%	143.54%	141.31%	139.32%	137.54%	135.93%	134.46%	133.11%	131.88%	130.74%
69	179.11%	162.59%	157.06%	152.57%	148.84%	145.67%	142.94%	140.55%	138.45%	136.57%	134.88%	133.36%	131.97%	130.70%	129.54%	128.47%
70	174.30%	158.59%	153.33%	149.07%	145.54%	142.53%	139.95%	137.69%	135.70%	133.93%	132.34%	130.90%	129.59%	128.39%	127.30%	126.29%
71	169.70%	154.76%	149.77%	145.73%	142.38%	139.54%	137.10%	134.96%	133.08%	131.41%	129.91%	128.55%	127.32%	126.19%	125.16%	124.21%
72	165.31%	151.11%	146.38%	142.56%	139.38%	136.70%	134.39%	132.37%	130.60%	129.02%	127.60%	126.33%	125.17%	124.11%	123.14%	122.24%
73	161.13%	147.65%	143.17%	139.55%	136.55%	134.01%	131.83%	129.93%	128.26%	126.77%	125.44%	124.24%	123.15%	122.15%	121.24%	120.40%
74	157.17%	144.38%	140.14%	136.71%	133.88%	131.49%	129.43%	127.64%	126.07%	124.67%	123.42%	122.29%	121.26%	120.33%	119.47%	118.69%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
75	153.42%	141.30%	137.28%	134.05%	131.38%	129.12%	127.18%	125.50%	124.02%	122.71%	121.53%	120.47%	119.51%	118.64%	117.83%	117.10%
76	149.86%	138.38%	134.59%	131.54%	129.02%	126.90%	125.08%	123.50%	122.11%	120.88%	119.77%	118.78%	117.88%	117.07%	116.32%	115.63%
77	146.48%	135.62%	132.04%	129.17%	126.80%	124.81%	123.10%	121.62%	120.32%	119.16%	118.13%	117.20%	116.37%	115.60%	114.90%	114.26%
78	143.26%	133.00%	129.63%	126.92%	124.70%	122.83%	121.23%	119.84%	118.62%	117.55%	116.58%	115.72%	114.94%	114.23%	113.57%	112.98%
79	140.19%	130.51%	127.33%	124.79%	122.70%	120.95%	119.45%	118.15%	117.02%	116.02%	115.12%	114.31%	113.59%	112.92%	112.32%	111.77%
80	137.27%	128.13%	125.14%	122.76%	120.80%	119.16%	117.76%	116.55%	115.50%	114.56%	113.73%	112.98%	112.31%	111.69%	111.13%	110.62%
81	134.49%	125.87%	123.06%	120.83%	119.00%	117.46%	116.16%	115.04%	114.05%	113.18%	112.41%	111.72%	111.09%	110.53%	110.01%	109.53%
82	131.85%	123.73%	121.10%	119.00%	117.29%	115.86%	114.65%	113.60%	112.69%	111.89%	111.17%	110.53%	109.95%	109.43%	108.95%	108.51%
83	129.34%	121.70%	119.22%	117.26%	115.67%	114.33%	113.21%	112.23%	111.39%	110.64%	109.98%	109.39%	108.86%	108.38%	107.94%	107.54%
84	126.98%	119.80%	117.48%	115.64%	114.15%	112.91%	111.86%	110.96%	110.18%	109.49%	108.88%	108.34%	107.85%	107.40%	107.00%	106.63%
85	124.78%	118.03%	115.85%	114.13%	112.74%	111.59%	110.61%	109.78%	109.06%	108.42%	107.86%	107.36%	106.91%	106.50%	106.13%	105.79%
86	122.74%	116.39%	114.35%	112.75%	111.45%	110.37%	109.47%	108.70%	108.03%	107.44%	106.92%	106.46%	106.05%	105.67%	105.33%	105.02%
87	120.86%	114.90%	112.99%	111.48%	110.27%	109.27%	108.43%	107.71%	107.09%	106.55%	106.07%	105.65%	105.26%	104.92%	104.61%	104.33%
88	119.15%	113.55%	111.76%	110.35%	109.21%	108.28%	107.49%	106.83%	106.25%	105.75%	105.31%	104.92%	104.57%	104.25%	103.97%	103.71%
89	117.59%	112.35%	110.66%	109.34%	108.28%	107.40%	106.67%	106.05%	105.52%	105.05%	104.64%	104.28%	103.96%	103.67%	103.40%	103.17%
90	116.18%	111.29%	109.70%	108.46%	107.46%	106.64%	105.96%	105.38%	104.88%	104.44%	104.06%	103.73%	103.43%	103.16%	102.92%	102.70%
91	114.90%	110.36%	108.87%	107.70%	106.75%	105.98%	105.34%	104.80%	104.33%	103.92%	103.57%	103.26%	102.98%	102.73%	102.50%	102.30%
92	113.72%	109.54%	108.14%	107.04%	106.15%	105.42%	104.82%	104.30%	103.86%	103.48%	103.15%	102.86%	102.60%	102.36%	102.16%	101.97%
93	112.61%	108.80%	107.50%	106.47%	105.63%	104.94%	104.37%	103.88%	103.47%	103.11%	102.80%	102.52%	102.27%	102.06%	101.97%	101.00%
94	111.51%	108.12%	106.93%	105.97%	105.18%	104.53%	103.99%	103.53%	103.14%	102.80%	102.50%	102.24%	102.01%	101.97%	101.00%	101.00%
95	110.36%	107.45%	106.38%	105.51%	104.78%	104.17%	103.67%	103.23%	102.86%	102.54%	102.26%	102.02%	101.97%	101.00%	101.00%	101.00%
96	109.06%	106.69%	105.78%	105.00%	104.34%	103.79%	103.31%	102.91%	102.56%	102.26%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.56%	105.82%	105.10%	104.46%	103.90%	103.41%	102.98%	102.60%	102.27%	101.99%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.72%	104.69%	104.23%	103.79%	103.37%	102.99%	102.63%	102.30%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.33%	102.99%	102.83%	102.66%	102.50%	102.33%	102.17%	102.00%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates before October 1, 2021

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	2136.04%	1805.42%	1691.14%	1597.05%	1517.72%	1449.57%	1390.16%	1337.72%	1290.97%	1248.93%	1210.85%	1176.14%	1144.31%	1114.99%	1087.86%	1062.66%
1	2066.25%	1749.14%	1639.52%	1549.26%	1473.16%	1407.78%	1350.78%	1300.47%	1255.61%	1215.26%	1178.72%	1145.39%	1114.85%	1086.70%	1060.66%	1036.46%
2	1993.31%	1688.82%	1583.56%	1496.90%	1423.83%	1361.05%	1306.31%	1257.99%	1214.91%	1176.17%	1141.07%	1109.06%	1079.72%	1052.69%	1027.67%	1004.43%
3	1920.56%	1628.05%	1526.93%	1443.67%	1373.47%	1313.16%	1260.57%	1214.15%	1172.76%	1135.54%	1101.81%	1071.06%	1042.87%	1016.89%	992.86%	970.52%
4	1849.34%	1568.25%	1471.08%	1391.08%	1323.62%	1265.66%	1215.13%	1170.52%	1130.74%	1094.97%	1062.56%	1033.01%	1005.92%	980.95%	957.85%	936.38%
5	1780.65%	1510.54%	1417.16%	1340.29%	1275.46%	1219.77%	1171.20%	1128.34%	1090.11%	1055.74%	1024.59%	996.19%	970.15%	946.16%	923.96%	903.33%
6	1714.42%	1454.85%	1365.12%	1291.25%	1228.95%	1175.43%	1128.76%	1087.57%	1050.83%	1017.80%	987.86%	960.57%	935.55%	912.49%	891.15%	871.32%
7	1650.83%	1401.41%	1315.18%	1244.19%	1184.33%	1132.91%	1088.06%	1048.47%	1013.18%	981.43%	952.66%	926.44%	902.39%	880.23%	859.72%	840.67%
8	1589.51%	1349.83%	1266.97%	1198.76%	1141.24%	1091.82%	1048.72%	1010.68%	976.76%	946.25%	918.61%	893.41%	870.30%	849.00%	829.29%	810.98%
9	1530.16%	1299.82%	1220.20%	1154.64%	1099.36%	1051.87%	1010.45%	973.89%	941.29%	911.97%	885.41%	861.18%	838.97%	818.51%	799.56%	781.96%
10	1472.96%	1251.59%	1175.07%	1112.07%	1058.94%	1013.30%	973.50%	938.36%	907.03%	878.85%	853.32%	830.04%	808.69%	789.02%	770.82%	753.90%
11	1418.02%	1205.29%	1131.75%	1071.21%	1020.15%	976.29%	938.04%	904.27%	874.16%	847.08%	822.55%	800.17%	779.66%	760.75%	743.25%	727.00%
12	1365.07%	1160.63%	1089.96%	1031.77%	982.71%	940.55%	903.79%	871.35%	842.41%	816.38%	792.80%	771.30%	751.58%	733.41%	716.59%	700.97%
13	1314.03%	1117.55%	1049.64%	993.72%	946.57%	906.06%	870.73%	839.54%	811.73%	786.72%	764.06%	743.39%	724.44%	706.98%	690.81%	675.80%
14	1264.69%	1075.86%	1010.58%	956.84%	911.52%	872.58%	838.63%	808.66%	781.93%	757.89%	736.10%	716.24%	698.03%	681.24%	665.71%	651.27%
15	1217.58%	1036.11%	973.38%	921.74%	878.19%	840.77%	808.14%	779.34%	753.65%	730.55%	709.61%	690.52%	673.02%	656.89%	641.96%	628.08%
16	1173.19%	998.87%	938.61%	889.00%	847.17%	811.23%	779.88%	752.21%	727.54%	705.34%	685.23%	666.89%	650.08%	634.58%	620.23%	606.90%
17	1131.28%	963.89%	906.03%	858.39%	818.22%	783.71%	753.61%	727.04%	703.34%	682.03%	662.72%	645.11%	628.96%	614.07%	600.30%	587.49%
18	1091.29%	930.59%	875.05%	829.31%	790.75%	757.62%	728.73%	703.22%	680.47%	660.01%	641.47%	624.56%	609.05%	594.76%	581.53%	569.24%
19	1052.69%	898.41%	845.09%	801.19%	764.17%	732.37%	704.63%	680.15%	658.31%	638.67%	620.87%	604.63%	589.75%	576.03%	563.33%	551.52%
20	1015.33%	867.21%	816.02%	773.88%	738.34%	707.81%	681.19%	657.68%	636.72%	617.86%	600.77%	585.19%	570.90%	557.73%	545.53%	534.20%
21	979.17%	836.97%	787.83%	747.37%	713.25%	683.94%	658.38%	635.82%	615.70%	597.59%	581.19%	566.23%	552.51%	539.86%	528.16%	517.28%
22	944.19%	807.66%	760.48%	721.64%	688.89%	660.75%	636.22%	614.55%	595.23%	577.86%	562.11%	547.75%	534.58%	522.44%	511.20%	500.76%
23	910.36%	779.27%	733.97%	696.68%	665.24%	638.23%	614.67%	593.88%	575.33%	558.65%	543.53%	529.74%	517.10%	505.44%	494.65%	484.63%
24	877.78%	751.92%	708.43%	672.63%	642.45%	616.52%	593.91%	573.94%	556.14%	540.13%	525.61%	512.38%	500.24%	489.05%	478.70%	469.07%
25	846.53%	725.71%	683.96%	649.60%	620.63%	595.74%	574.04%	554.88%	537.79%	522.42%	508.49%	495.79%	484.14%	473.40%	463.46%	454.23%
26	816.42%	700.43%	660.36%	627.38%	599.57%	575.69%	554.86%	536.47%	520.07%	505.32%	491.95%	479.76%	468.59%	458.28%	448.74%	439.88%
27	787.28%	675.93%	637.47%	605.81%	579.12%	556.20%	536.21%	518.56%	502.82%	488.66%	475.84%	464.14%	453.41%	443.52%	434.37%	425.86%
28	759.09%	652.20%	615.27%	584.88%	559.27%	537.26%	518.07%	501.13%	486.03%	472.44%	460.13%	448.90%	438.61%	429.12%	420.33%	412.17%
29	731.88%	629.25%	593.81%	564.64%	540.05%	518.92%	500.51%	484.25%	469.75%	456.72%	444.90%	434.12%	424.24%	415.14%	406.70%	398.87%
30	705.65%	607.12%	573.10%	545.10%	521.50%	501.22%	483.55%	467.95%	454.03%	441.52%	430.18%	419.84%	410.36%	401.62%	393.53%	386.01%
31	680.44%	585.86%	553.20%	526.33%	503.68%	484.22%	467.26%	452.29%	438.94%	426.93%	416.05%	406.13%	397.03%	388.64%	380.88%	373.66%
32	656.17%	565.38%	534.04%	508.25%	486.51%	467.84%	451.56%	437.19%	424.38%	412.86%	402.42%	392.90%	384.17%	376.13%	368.68%	361.76%
33	632.79%	545.65%	515.56%	490.81%	469.95%	452.04%	436.42%	422.63%	410.34%	399.29%	389.27%	380.14%	371.76%	364.04%	356.90%	350.26%
34	610.33%	526.69%	497.82%	474.07%	454.05%	436.87%	421.88%	408.66%	396.87%	386.26%	376.65%	367.89%	359.86%	352.45%	345.60%	339.23%
35	588.76%	508.50%	480.80%	458.01%	438.81%	422.32%	407.95%	395.26%	383.95%	373.78%	364.57%	356.16%	348.46%	341.36%	334.78%	328.68%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
36	568.07%	491.06%	464.48%	442.63%	424.21%	408.39%	394.61%	382.44%	371.59%	361.84%	353.00%	344.95%	337.56%	330.75%	324.45%	318.59%
37	548.26%	474.38%	448.89%	427.92%	410.26%	395.09%	381.87%	370.21%	359.81%	350.46%	341.99%	334.27%	327.19%	320.66%	314.62%	309.01%
38	529.28%	458.42%	433.98%	413.87%	396.94%	382.40%	369.73%	358.55%	348.59%	339.63%	331.51%	324.11%	317.32%	311.07%	305.29%	299.91%
39	511.07%	443.11%	419.68%	400.41%	384.18%	370.25%	358.11%	347.39%	337.85%	329.26%	321.48%	314.39%	307.89%	301.91%	296.36%	291.21%
40	493.55%	428.40%	405.93%	387.46%	371.91%	358.56%	346.93%	336.67%	327.52%	319.30%	311.85%	305.06%	298.84%	293.10%	287.79%	282.86%
41	476.66%	414.19%	392.66%	374.96%	360.06%	347.27%	336.12%	326.29%	317.53%	309.66%	302.53%	296.03%	290.07%	284.58%	279.50%	274.78%
42	460.36%	400.47%	379.84%	362.88%	348.60%	336.35%	325.67%	316.26%	307.87%	300.33%	293.50%	287.28%	281.57%	276.32%	271.46%	266.94%
43	444.59%	387.18%	367.40%	351.15%	337.47%	325.74%	315.51%	306.50%	298.47%	291.25%	284.71%	278.75%	273.29%	268.27%	263.61%	259.29%
44	429.34%	374.30%	355.35%	339.78%	326.67%	315.43%	305.64%	297.01%	289.32%	282.41%	276.15%	270.45%	265.22%	260.41%	255.96%	251.82%
45	414.60%	361.84%	343.67%	328.75%	316.20%	305.43%	296.06%	287.79%	280.43%	273.81%	267.82%	262.36%	257.36%	252.76%	248.50%	244.54%
46	400.35%	349.77%	332.36%	318.07%	306.04%	295.73%	286.75%	278.83%	271.78%	265.45%	259.72%	254.49%	249.71%	245.30%	241.23%	237.44%
47	386.64%	338.16%	321.48%	307.78%	296.26%	286.39%	277.79%	270.21%	263.46%	257.40%	251.92%	246.92%	242.34%	238.13%	234.23%	230.61%
48	373.44%	326.97%	310.99%	297.88%	286.84%	277.39%	269.16%	261.90%	255.45%	249.65%	244.40%	239.62%	235.24%	231.21%	227.48%	224.02%
49	360.74%	316.21%	300.91%	288.34%	277.78%	268.73%	260.85%	253.91%	247.73%	242.18%	237.16%	232.59%	228.40%	224.55%	220.98%	217.68%
50	348.52%	305.86%	291.20%	279.17%	269.06%	260.39%	252.85%	246.21%	240.30%	234.99%	230.19%	225.82%	221.82%	218.13%	214.73%	211.57%
51	336.77%	295.89%	281.85%	270.34%	260.66%	252.37%	245.15%	238.80%	233.15%	228.07%	223.48%	219.31%	215.48%	211.96%	208.71%	205.69%
52	325.46%	286.31%	272.86%	261.84%	252.58%	244.65%	237.75%	231.67%	226.27%	221.42%	217.03%	213.04%	209.38%	206.02%	202.91%	200.03%
53	314.58%	277.09%	264.22%	253.67%	244.81%	237.22%	230.63%	224.82%	219.65%	215.02%	210.83%	207.01%	203.52%	200.31%	197.34%	194.59%
54	304.13%	268.23%	255.91%	245.82%	237.34%	230.09%	223.78%	218.23%	213.29%	208.86%	204.86%	201.22%	197.89%	194.82%	191.99%	189.36%
55	294.08%	259.71%	247.93%	238.27%	230.17%	223.23%	217.20%	211.90%	207.18%	202.95%	199.13%	195.65%	192.47%	189.54%	186.84%	184.34%
56	284.43%	251.53%	240.25%	231.02%	223.27%	216.64%	210.88%	205.82%	201.31%	197.28%	193.63%	190.31%	187.27%	184.48%	181.90%	179.51%
57	275.15%	243.67%	232.89%	224.06%	216.65%	210.32%	204.82%	199.98%	195.68%	191.83%	188.35%	185.18%	182.28%	179.62%	177.17%	174.89%
58	266.24%	236.12%	225.81%	217.38%	210.30%	204.25%	199.00%	194.38%	190.28%	186.60%	183.28%	180.26%	177.50%	174.96%	172.62%	170.45%
59	257.69%	228.88%	219.03%	210.97%	204.21%	198.43%	193.42%	189.01%	185.10%	181.59%	178.42%	175.55%	172.92%	170.50%	168.27%	166.20%
60	249.49%	221.94%	212.52%	204.82%	198.37%	192.86%	188.07%	183.87%	180.14%	176.80%	173.78%	171.04%	168.53%	166.23%	164.11%	162.14%
61	241.62%	215.29%	206.29%	198.94%	192.78%	187.52%	182.96%	178.96%	175.40%	172.21%	169.34%	166.73%	164.35%	162.16%	160.14%	158.27%
62	234.09%	208.93%	200.34%	193.32%	187.44%	182.43%	178.08%	174.26%	170.88%	167.84%	165.11%	162.62%	160.35%	158.27%	156.35%	154.57%
63	226.88%	202.84%	194.64%	187.95%	182.34%	177.56%	173.42%	169.79%	166.56%	163.67%	161.07%	158.71%	156.55%	154.57%	152.75%	151.06%
64	219.97%	197.02%	189.20%	182.82%	177.48%	172.93%	168.98%	165.52%	162.45%	159.71%	157.23%	154.99%	152.94%	151.06%	149.32%	147.72%
65	213.37%	191.47%	184.01%	177.93%	172.84%	168.51%	164.75%	161.46%	158.54%	155.93%	153.58%	151.45%	149.50%	147.72%	146.08%	144.56%
66	207.06%	186.17%	179.06%	173.26%	168.42%	164.30%	160.73%	157.60%	154.83%	152.35%	150.12%	148.10%	146.25%	144.56%	143.00%	141.56%
67	201.03%	181.11%	174.34%	168.82%	164.22%	160.30%	156.90%	153.93%	151.30%	148.95%	146.83%	144.92%	143.17%	141.56%	140.09%	138.72%
68	195.26%	176.28%	169.84%	164.59%	160.21%	156.49%	153.27%	150.45%	147.95%	145.73%	143.72%	141.90%	140.25%	138.73%	137.33%	136.04%
69	189.76%	171.68%	165.55%	160.56%	156.41%	152.87%	149.82%	147.14%	144.78%	142.67%	140.77%	139.05%	137.48%	136.05%	134.73%	133.51%
70	184.50%	167.29%	161.46%	156.73%	152.78%	149.43%	146.53%	144.00%	141.76%	139.77%	137.97%	136.34%	134.86%	133.51%	132.26%	131.11%
71	179.47%	163.10%	157.57%	153.07%	149.33%	146.16%	143.41%	141.02%	138.90%	137.01%	135.32%	133.78%	132.39%	131.11%	129.93%	128.85%
72	174.66%	159.11%	153.85%	149.59%	146.04%	143.04%	140.44%	138.18%	136.18%	134.40%	132.80%	131.35%	130.03%	128.83%	127.72%	126.70%
73	170.06%	155.29%	150.30%	146.26%	142.91%	140.07%	137.62%	135.48%	133.59%	131.91%	130.40%	129.04%	127.80%	126.67%	125.63%	124.67%
74	165.66%	151.64%	146.91%	143.09%	139.92%	137.23%	134.92%	132.90%	131.12%	129.54%	128.12%	126.84%	125.68%	124.61%	123.64%	122.74%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
75	161.45%	148.15%	143.68%	140.06%	137.06%	134.53%	132.35%	130.45%	128.78%	127.29%	125.95%	124.75%	123.66%	122.66%	121.74%	120.90%
76	157.42%	144.82%	140.59%	137.17%	134.34%	131.95%	129.90%	128.11%	126.54%	125.14%	123.89%	122.76%	121.74%	120.81%	119.95%	119.16%
77	153.58%	141.64%	137.65%	134.42%	131.75%	129.50%	127.57%	125.89%	124.42%	123.11%	121.93%	120.88%	119.92%	119.05%	118.25%	117.51%
78	149.92%	138.62%	134.85%	131.81%	129.29%	127.18%	125.36%	123.79%	122.41%	121.18%	120.08%	119.09%	118.20%	117.38%	116.64%	115.95%
79	146.42%	135.75%	132.19%	129.32%	126.96%	124.97%	123.27%	121.79%	120.50%	119.35%	118.33%	117.41%	116.57%	115.81%	115.12%	114.48%
80	143.10%	133.02%	129.66%	126.97%	124.74%	122.88%	121.28%	119.90%	118.69%	117.62%	116.67%	115.81%	115.03%	114.33%	113.68%	113.09%
81	139.94%	130.43%	127.27%	124.73%	122.64%	120.90%	119.40%	118.11%	116.98%	115.98%	115.10%	114.30%	113.58%	112.92%	112.32%	111.77%
82	136.95%	127.99%	125.02%	122.63%	120.67%	119.04%	117.64%	116.44%	115.38%	114.45%	113.63%	112.89%	112.22%	111.61%	111.05%	110.55%
83	134.14%	125.71%	122.91%	120.67%	118.83%	117.30%	116.00%	114.87%	113.89%	113.03%	112.26%	111.57%	110.95%	110.39%	109.88%	109.41%
84	131.49%	123.56%	120.93%	118.83%	117.11%	115.68%	114.46%	113.42%	112.51%	111.70%	110.99%	110.35%	109.78%	109.26%	108.78%	108.35%
85	129.01%	121.56%	119.10%	117.13%	115.52%	114.18%	113.05%	112.07%	111.22%	110.48%	109.82%	109.23%	108.70%	108.22%	107.78%	107.38%
86	126.69%	119.72%	117.40%	115.56%	114.05%	112.80%	111.75%	110.84%	110.05%	109.36%	108.75%	108.20%	107.71%	107.26%	106.86%	106.49%
87	124.54%	118.02%	115.85%	114.13%	112.72%	111.55%	110.57%	109.72%	108.99%	108.35%	107.78%	107.28%	106.82%	106.41%	106.04%	105.70%
88	122.53%	116.46%	114.43%	112.82%	111.50%	110.41%	109.50%	108.71%	108.03%	107.43%	106.91%	106.44%	106.02%	105.64%	105.30%	104.99%
89	120.67%	115.03%	113.14%	111.63%	110.40%	109.38%	108.53%	107.80%	107.16%	106.61%	106.12%	105.69%	105.30%	104.95%	104.64%	104.35%
90	118.94%	113.72%	111.96%	110.55%	109.40%	108.46%	107.66%	106.98%	106.39%	105.87%	105.42%	105.02%	104.66%	104.34%	104.05%	103.78%
91	117.31%	112.53%	110.89%	109.58%	108.51%	107.62%	106.88%	106.24%	105.70%	105.22%	104.80%	104.43%	104.10%	103.80%	103.53%	103.28%
92	115.76%	111.42%	109.91%	108.70%	107.70%	106.87%	106.18%	105.59%	105.08%	104.63%	104.24%	103.90%	103.59%	103.31%	103.06%	102.83%
93	114.27%	110.39%	109.01%	107.89%	106.97%	106.20%	105.55%	105.00%	104.53%	104.11%	103.75%	103.43%	103.14%	102.88%	102.65%	102.44%
94	112.81%	109.42%	108.18%	107.16%	106.31%	105.60%	105.00%	104.48%	104.04%	103.66%	103.32%	103.02%	102.75%	102.51%	102.30%	102.11%
95	111.31%	108.44%	107.35%	106.44%	105.68%	105.03%	104.47%	104.00%	103.59%	103.23%	102.92%	102.65%	102.40%	102.19%	101.98%	101.97%
96	109.70%	107.41%	106.50%	105.71%	105.03%	104.45%	103.95%	103.51%	103.14%	102.81%	102.52%	102.27%	102.04%	101.97%	101.97%	101.00%
97	107.94%	106.29%	105.59%	104.96%	104.40%	103.90%	103.46%	103.07%	102.72%	102.42%	102.16%	101.97%	101.97%	101.00%	101.00%	101.00%
98	105.90%	104.94%	104.50%	104.08%	103.68%	103.31%	102.97%	102.64%	102.34%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.37%	103.06%	102.91%	102.75%	102.60%	102.45%	102.30%	102.14%	101.99%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Unisex
For Policy Dates before October 1, 2021

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
0	1853.43%	1541.94%	1435.41%	1348.15%	1274.94%	1212.34%	1158.01%	1110.26%	1067.87%	1029.91%	995.66%	964.55%	936.15%	910.07%	886.02%	863.76%
1	1790.76%	1491.48%	1389.10%	1305.24%	1234.86%	1174.67%	1122.43%	1076.51%	1035.74%	999.22%	966.27%	936.34%	909.00%	883.90%	860.76%	839.33%
2	1726.46%	1438.82%	1340.41%	1259.80%	1192.14%	1134.27%	1084.03%	1039.88%	1000.67%	965.55%	933.85%	905.07%	878.77%	854.63%	832.36%	811.75%
3	1663.50%	1387.03%	1292.43%	1214.93%	1149.88%	1094.25%	1045.94%	1003.48%	965.78%	932.00%	901.52%	873.84%	848.54%	825.32%	803.91%	784.07%
4	1602.22%	1336.46%	1245.52%	1171.01%	1108.47%	1054.98%	1008.54%	967.71%	931.45%	898.98%	869.66%	843.04%	818.71%	796.38%	775.78%	756.70%
5	1542.87%	1287.40%	1199.97%	1128.34%	1068.21%	1016.78%	972.12%	932.87%	898.00%	866.77%	838.58%	812.98%	789.58%	768.10%	748.29%	729.94%
6	1485.63%	1240.05%	1156.00%	1087.13%	1029.32%	979.87%	936.93%	899.19%	865.66%	835.63%	808.52%	783.89%	761.40%	740.74%	721.68%	704.04%
7	1430.43%	1194.35%	1113.55%	1047.34%	991.76%	944.22%	902.93%	866.64%	834.40%	805.52%	779.45%	755.77%	734.13%	714.26%	695.94%	678.97%
8	1377.21%	1150.26%	1072.58%	1008.93%	955.50%	909.78%	870.08%	835.18%	804.18%	776.41%	751.34%	728.57%	707.76%	688.65%	671.03%	654.70%
9	1325.73%	1107.56%	1032.88%	971.68%	920.31%	876.35%	838.18%	804.62%	774.82%	748.11%	724.00%	702.10%	682.09%	663.71%	646.76%	631.06%
10	1276.12%	1066.38%	994.58%	935.75%	886.35%	844.09%	807.39%	775.12%	746.46%	720.77%	697.59%	676.53%	657.29%	639.61%	623.31%	608.21%
11	1228.31%	1026.68%	957.65%	901.08%	853.59%	812.96%	777.67%	746.64%	719.08%	694.38%	672.09%	651.83%	633.33%	616.33%	600.65%	586.13%
12	1182.37%	988.53%	922.17%	867.79%	822.12%	783.05%	749.12%	719.29%	692.78%	669.03%	647.60%	628.12%	610.32%	593.97%	578.89%	564.93%
13	1138.22%	951.88%	888.08%	835.79%	791.89%	754.32%	721.69%	693.01%	667.52%	644.68%	624.07%	605.33%	588.22%	572.50%	557.99%	544.56%
14	1096.01%	916.87%	855.54%	805.27%	763.06%	726.94%	695.57%	667.98%	643.47%	621.51%	601.68%	583.67%	567.20%	552.08%	538.13%	525.21%
15	1056.01%	883.83%	824.88%	776.55%	735.96%	701.24%	671.07%	644.54%	620.97%	599.85%	580.78%	563.46%	547.62%	533.07%	519.65%	507.22%
16	1018.45%	852.98%	796.31%	749.86%	710.84%	677.45%	648.45%	622.94%	600.27%	579.96%	561.61%	544.94%	529.71%	515.72%	502.80%	490.84%
17	983.26%	824.28%	769.82%	725.17%	687.66%	655.56%	627.67%	603.14%	581.34%	561.80%	544.16%	528.12%	513.46%	500.00%	487.57%	476.06%
18	950.53%	797.83%	745.51%	702.61%	666.56%	635.71%	608.89%	585.31%	564.34%	545.55%	528.57%	513.14%	499.03%	486.07%	474.11%	463.03%
19	919.57%	772.93%	722.67%	681.45%	646.82%	617.16%	591.39%	568.71%	548.55%	530.47%	514.15%	499.30%	485.73%	473.25%	461.74%	451.07%
20	889.55%	748.75%	700.48%	660.88%	627.61%	599.11%	574.34%	552.54%	533.16%	515.78%	500.07%	485.79%	472.73%	460.73%	449.65%	439.38%
21	860.59%	725.41%	679.06%	641.03%	609.06%	581.68%	557.88%	536.92%	518.29%	501.58%	486.48%	472.75%	460.19%	448.64%	437.98%	428.10%
22	832.51%	702.74%	658.23%	621.70%	591.00%	564.70%	541.83%	521.69%	503.79%	487.72%	473.21%	460.00%	447.92%	436.82%	426.57%	417.06%
23	805.29%	680.71%	637.97%	602.90%	573.41%	548.15%	526.18%	506.84%	489.63%	474.19%	460.24%	447.54%	435.93%	425.25%	415.39%	406.25%
24	778.94%	659.36%	618.33%	584.66%	556.35%	532.09%	510.98%	492.40%	475.87%	461.03%	447.63%	435.42%	424.26%	414.00%	404.52%	395.73%
25	753.43%	638.67%	599.28%	566.96%	539.77%	516.48%	496.21%	478.36%	462.48%	448.23%	435.35%	423.63%	412.90%	403.03%	393.92%	385.47%
26	728.74%	618.60%	580.80%	549.77%	523.68%	501.31%	481.85%	464.71%	449.46%	435.77%	423.40%	412.14%	401.83%	392.35%	383.59%	375.47%
27	704.70%	599.00%	562.73%	532.94%	507.89%	486.42%	467.74%	451.28%	436.64%	423.49%	411.60%	400.79%	390.88%	381.78%	373.36%	365.56%
28	681.27%	579.83%	545.01%	516.43%	492.38%	471.77%	453.83%	438.03%	423.97%	411.35%	399.93%	389.54%	380.03%	371.28%	363.20%	355.70%
29	658.40%	561.04%	527.62%	500.19%	477.11%	457.32%	440.10%	424.93%	411.43%	399.31%	388.35%	378.37%	369.24%	360.83%	353.07%	345.87%
30	636.16%	542.73%	510.66%	484.32%	462.17%	443.18%	426.65%	412.08%	399.12%	387.48%	376.96%	367.38%	358.60%	350.53%	343.08%	336.16%
31	614.60%	524.92%	494.14%	468.86%	447.60%	429.37%	413.50%	399.52%	387.08%	375.91%	365.80%	356.60%	348.18%	340.43%	333.26%	326.62%
32	593.74%	507.67%	478.13%	453.87%	433.47%	415.97%	400.74%	387.32%	375.37%	364.65%	354.95%	346.11%	338.02%	330.58%	323.70%	317.32%
33	573.67%	491.08%	462.73%	439.46%	419.87%	403.08%	388.46%	375.59%	364.12%	353.82%	344.51%	336.03%	328.27%	321.12%	314.52%	308.39%
34	554.35%	475.11%	447.91%	425.58%	406.78%	390.67%	376.65%	364.29%	353.28%	343.40%	334.46%	326.33%	318.87%	312.01%	305.68%	299.79%
35	535.77%	459.74%	433.65%	412.22%	394.20%	378.74%	365.28%	353.42%	342.87%	333.39%	324.81%	317.00%	309.85%	303.26%	297.18%	291.53%
36	517.90%	444.97%	419.94%	399.39%	382.10%	367.27%	354.36%	342.99%	332.86%	323.77%	315.54%	308.04%	301.18%	294.87%	289.03%	283.61%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
37	500.76%	430.82%	406.81%	387.11%	370.53%	356.31%	343.93%	333.02%	323.31%	314.59%	306.69%	299.51%	292.92%	286.87%	281.27%	276.07%
38	484.31%	417.24%	394.23%	375.33%	359.44%	345.81%	333.94%	323.48%	314.17%	305.81%	298.24%	291.35%	285.04%	279.23%	273.86%	268.87%
39	468.51%	404.22%	382.16%	364.05%	348.81%	335.75%	324.38%	314.35%	305.43%	297.41%	290.16%	283.55%	277.51%	271.94%	266.79%	262.01%
40	453.33%	391.71%	370.57%	353.22%	338.62%	326.10%	315.21%	305.60%	297.05%	289.37%	282.42%	276.09%	270.30%	264.96%	260.03%	255.45%
41	438.74%	379.69%	359.44%	342.82%	328.84%	316.85%	306.41%	297.22%	289.03%	281.67%	275.02%	268.96%	263.40%	258.29%	253.57%	249.19%
42	424.69%	368.12%	348.73%	332.81%	319.42%	307.94%	297.95%	289.14%	281.30%	274.26%	267.89%	262.09%	256.78%	251.88%	247.36%	243.17%
43	411.12%	356.94%	338.36%	323.12%	310.30%	299.32%	289.75%	281.33%	273.82%	267.09%	260.99%	255.44%	250.35%	245.68%	241.35%	237.33%
44	397.95%	346.05%	328.26%	313.67%	301.41%	290.89%	281.74%	273.68%	266.50%	260.05%	254.22%	248.91%	244.05%	239.57%	235.43%	231.59%
45	385.15%	335.44%	318.42%	304.45%	292.71%	282.65%	273.89%	266.18%	259.32%	253.15%	247.57%	242.50%	237.85%	233.57%	229.61%	225.94%
46	372.73%	325.13%	308.83%	295.47%	284.23%	274.61%	266.23%	258.85%	252.29%	246.39%	241.06%	236.20%	231.76%	227.67%	223.89%	220.38%
47	360.69%	315.11%	299.51%	286.72%	275.97%	266.76%	258.75%	251.69%	245.42%	239.78%	234.68%	230.04%	225.79%	221.89%	218.27%	214.92%
48	349.00%	305.35%	290.42%	278.18%	267.90%	259.09%	251.43%	244.68%	238.68%	233.30%	228.42%	223.99%	219.93%	216.20%	212.75%	209.54%
49	337.66%	295.86%	281.57%	269.86%	260.03%	251.60%	244.28%	237.83%	232.09%	226.94%	222.29%	218.05%	214.18%	210.61%	207.31%	204.26%
50	326.66%	286.63%	272.96%	261.75%	252.34%	244.29%	237.28%	231.12%	225.64%	220.72%	216.27%	212.23%	208.52%	205.12%	201.97%	199.05%
51	316.02%	277.69%	264.60%	253.89%	244.89%	237.18%	230.49%	224.60%	219.36%	214.66%	210.41%	206.55%	203.01%	199.76%	196.76%	193.97%
52	305.73%	269.04%	256.52%	246.27%	237.66%	230.30%	223.90%	218.27%	213.27%	208.78%	204.72%	201.03%	197.65%	194.55%	191.69%	189.03%
53	295.81%	260.69%	248.71%	238.91%	230.68%	223.64%	217.53%	212.15%	207.37%	203.08%	199.21%	195.68%	192.46%	189.50%	186.77%	184.23%
54	286.25%	252.63%	241.17%	231.80%	223.93%	217.21%	211.37%	206.23%	201.66%	197.57%	193.88%	190.51%	187.44%	184.62%	182.01%	179.59%
55	277.03%	244.86%	233.90%	224.94%	217.42%	210.99%	205.41%	200.51%	196.15%	192.25%	188.72%	185.51%	182.58%	179.89%	177.40%	175.10%
56	268.16%	237.38%	226.90%	218.33%	211.15%	205.01%	199.69%	195.01%	190.85%	187.12%	183.76%	180.70%	177.91%	175.34%	172.97%	170.78%
57	259.62%	230.18%	220.17%	211.98%	205.12%	199.26%	194.18%	189.71%	185.74%	182.19%	178.98%	176.07%	173.40%	170.96%	168.70%	166.61%
58	251.42%	223.26%	213.69%	205.87%	199.32%	193.73%	188.88%	184.62%	180.83%	177.45%	174.39%	171.61%	169.08%	166.75%	164.60%	162.61%
59	243.54%	216.62%	207.47%	200.01%	193.76%	188.42%	183.79%	179.73%	176.12%	172.89%	169.98%	167.34%	164.92%	162.71%	160.66%	158.77%
60	235.98%	210.25%	201.51%	194.38%	188.42%	183.33%	178.92%	175.05%	171.61%	168.54%	165.77%	163.25%	160.95%	158.84%	156.90%	155.10%
61	228.73%	204.14%	195.81%	189.01%	183.32%	178.47%	174.26%	170.57%	167.30%	164.38%	161.74%	159.34%	157.16%	155.15%	153.31%	151.60%
62	221.79%	198.31%	190.36%	183.87%	178.45%	173.83%	169.82%	166.31%	163.20%	160.41%	157.91%	155.63%	153.55%	151.65%	149.89%	148.27%
63	215.16%	192.74%	185.15%	178.97%	173.80%	169.40%	165.59%	162.25%	159.29%	156.65%	154.26%	152.10%	150.13%	148.32%	146.65%	145.11%
64	208.82%	187.42%	180.19%	174.30%	169.38%	165.19%	161.57%	158.39%	155.58%	153.07%	150.80%	148.75%	146.88%	145.16%	143.59%	142.13%
65	202.76%	182.35%	175.46%	169.85%	165.17%	161.19%	157.75%	154.73%	152.06%	149.67%	147.52%	145.58%	143.80%	142.18%	140.68%	139.30%
66	196.96%	177.50%	170.94%	165.61%	161.16%	157.37%	154.10%	151.24%	148.71%	146.44%	144.41%	142.56%	140.88%	139.35%	137.93%	136.62%
67	191.41%	172.87%	166.63%	161.56%	157.33%	153.73%	150.63%	147.91%	145.51%	143.37%	141.44%	139.70%	138.11%	136.65%	135.31%	134.08%
68	186.09%	168.43%	162.50%	157.68%	153.66%	150.25%	147.31%	144.74%	142.46%	140.43%	138.61%	136.96%	135.46%	134.08%	132.82%	131.65%
69	180.99%	164.18%	158.54%	153.96%	150.15%	146.92%	144.13%	141.69%	139.54%	137.62%	135.90%	134.34%	132.92%	131.62%	130.43%	129.33%
70	176.10%	160.11%	154.75%	150.41%	146.79%	143.73%	141.09%	138.78%	136.75%	134.94%	133.31%	131.84%	130.50%	129.27%	128.15%	127.12%
71	171.42%	156.22%	151.13%	147.01%	143.59%	140.69%	138.19%	136.01%	134.09%	132.38%	130.84%	129.45%	128.19%	127.04%	125.98%	125.00%
72	166.96%	152.51%	147.68%	143.78%	140.54%	137.80%	135.44%	133.38%	131.56%	129.95%	128.50%	127.19%	126.00%	124.92%	123.92%	123.01%
73	162.71%	148.99%	144.41%	140.72%	137.65%	135.06%	132.83%	130.89%	129.18%	127.66%	126.29%	125.06%	123.95%	122.93%	121.99%	121.13%
74	158.67%	145.65%	141.32%	137.82%	134.93%	132.48%	130.38%	128.55%	126.94%	125.51%	124.23%	123.07%	122.02%	121.06%	120.19%	119.38%
75	154.83%	142.49%	138.39%	135.09%	132.36%	130.06%	128.08%	126.36%	124.84%	123.50%	122.29%	121.21%	120.22%	119.33%	118.51%	117.75%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
76	151.20%	139.51%	135.63%	132.52%	129.94%	127.77%	125.91%	124.30%	122.87%	121.61%	120.48%	119.47%	118.55%	117.71%	116.94%	116.23%
77	147.74%	136.68%	133.02%	130.08%	127.66%	125.62%	123.87%	122.36%	121.02%	119.84%	118.79%	117.84%	116.98%	116.19%	115.48%	114.82%
78	144.44%	133.98%	130.54%	127.77%	125.50%	123.58%	121.94%	120.52%	119.28%	118.17%	117.19%	116.30%	115.50%	114.77%	114.10%	113.49%
79	141.30%	131.42%	128.17%	125.58%	123.44%	121.64%	120.11%	118.78%	117.62%	116.59%	115.67%	114.85%	114.10%	113.42%	112.80%	112.23%
80	138.30%	128.98%	125.93%	123.49%	121.48%	119.80%	118.37%	117.13%	116.05%	115.09%	114.24%	113.47%	112.78%	112.15%	111.57%	111.04%
81	135.45%	126.67%	123.79%	121.50%	119.63%	118.06%	116.72%	115.57%	114.56%	113.67%	112.87%	112.16%	111.52%	110.94%	110.41%	109.92%
82	132.75%	124.48%	121.78%	119.63%	117.87%	116.41%	115.16%	114.09%	113.15%	112.33%	111.59%	110.94%	110.34%	109.80%	109.31%	108.86%
83	130.19%	122.40%	119.86%	117.85%	116.21%	114.85%	113.69%	112.69%	111.82%	111.05%	110.37%	109.77%	109.22%	108.72%	108.27%	107.86%
84	127.79%	120.45%	118.07%	116.19%	114.66%	113.39%	112.31%	111.38%	110.58%	109.87%	109.24%	108.68%	108.18%	107.72%	107.30%	106.92%
85	125.54%	118.64%	116.41%	114.65%	113.22%	112.03%	111.03%	110.17%	109.43%	108.77%	108.19%	107.68%	107.21%	106.79%	106.41%	106.06%
86	123.45%	116.97%	114.88%	113.23%	111.89%	110.79%	109.86%	109.06%	108.37%	107.77%	107.23%	106.75%	106.33%	105.94%	105.59%	105.27%
87	121.52%	115.45%	113.48%	111.94%	110.69%	109.66%	108.79%	108.05%	107.41%	106.85%	106.36%	105.92%	105.53%	105.17%	104.85%	104.56%
88	119.75%	114.06%	112.22%	110.77%	109.61%	108.64%	107.84%	107.15%	106.55%	106.04%	105.58%	105.18%	104.81%	104.49%	104.19%	103.92%
89	118.15%	112.83%	111.10%	109.74%	108.64%	107.74%	106.99%	106.35%	105.80%	105.32%	104.89%	104.52%	104.18%	103.88%	103.61%	103.36%
90	116.68%	111.72%	110.10%	108.82%	107.80%	106.95%	106.25%	105.65%	105.14%	104.69%	104.30%	103.95%	103.64%	103.36%	103.11%	102.88%
91	115.34%	110.75%	109.23%	108.03%	107.06%	106.27%	105.61%	105.05%	104.56%	104.15%	103.78%	103.46%	103.17%	102.91%	102.68%	102.46%
92	114.10%	109.88%	108.46%	107.33%	106.42%	105.68%	105.05%	104.53%	104.07%	103.68%	103.34%	103.04%	102.77%	102.53%	102.31%	102.12%
93	112.92%	109.09%	107.78%	106.72%	105.87%	105.17%	104.58%	104.08%	103.65%	103.29%	102.96%	102.68%	102.42%	102.20%	101.99%	101.97%
94	111.76%	108.36%	107.16%	106.18%	105.39%	104.73%	104.17%	103.70%	103.30%	102.95%	102.65%	102.38%	102.14%	101.97%	101.97%	101.00%
95	110.54%	107.64%	106.57%	105.68%	104.95%	104.33%	103.81%	103.37%	103.00%	102.67%	102.38%	102.14%	101.97%	101.00%	101.00%	101.00%
96	109.18%	106.83%	105.91%	105.14%	104.47%	103.91%	103.43%	103.02%	102.67%	102.36%	102.10%	101.97%	101.00%	101.00%	101.00%	101.00%
97	107.63%	105.91%	105.20%	104.56%	104.00%	103.50%	103.07%	102.69%	102.36%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%
98	105.76%	104.74%	104.28%	103.84%	103.44%	103.05%	102.70%	102.37%	102.07%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
99	103.34%	103.01%	102.84%	102.68%	102.52%	102.35%	102.19%	102.03%	101.97%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
100	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
101	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
102	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
103	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
104	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
105	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
106	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
107	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
108	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
109	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
110	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
111	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
112	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
113	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
114	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Table: Age:	Standard	150% 2	175% 3	200% 4	225% 5	250% 6	275% 7	300% 8	325% 9	350% 10	375% 11	400% 12	425% 13	450% 14	475% 15	500% 16
115	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
116	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
117	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
118	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
119	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%
120	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%	101.00%

Cash Value Accumulation Test (percentage of Surrender Value) – Male
For Policy Dates on or after October 1, 2021
(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	461.136%	420.898%	406.082%	393.469%	382.515%	372.855%	364.231%	356.456%	349.389%	342.919%	336.963%	331.450%	326.324%	321.540%	317.059%	312.847%
1	452.546%	413.195%	398.711%	386.381%	375.675%	366.234%	357.808%	350.211%	343.307%	336.987%	331.169%	325.784%	320.778%	316.106%	311.730%	307.618%
2	443.920%	405.394%	391.216%	379.148%	368.670%	359.431%	351.185%	343.752%	336.996%	330.813%	325.120%	319.852%	314.955%	310.384%	306.103%	302.081%
3	435.422%	397.697%	383.815%	372.001%	361.743%	352.699%	344.628%	337.352%	330.740%	324.689%	319.117%	313.962%	309.169%	304.697%	300.507%	296.571%
4	427.054%	390.105%	376.511%	364.942%	354.898%	346.043%	338.140%	331.017%	324.543%	318.619%	313.165%	308.118%	303.426%	299.048%	294.947%	291.095%
5	418.830%	382.637%	369.322%	357.992%	348.155%	339.484%	331.745%	324.770%	318.431%	312.631%	307.291%	302.349%	297.756%	293.469%	289.455%	285.683%
6	410.746%	375.291%	362.249%	351.151%	341.517%	333.024%	325.445%	318.614%	312.406%	306.726%	301.496%	296.658%	292.160%	287.962%	284.031%	280.338%
7	402.816%	368.083%	355.307%	344.436%	335.000%	326.682%	319.259%	312.569%	306.489%	300.926%	295.805%	291.066%	286.662%	282.551%	278.702%	275.085%
8	395.036%	361.009%	348.494%	337.846%	328.603%	320.455%	313.185%	306.633%	300.679%	295.230%	290.215%	285.574%	281.261%	277.236%	273.466%	269.924%
9	387.392%	354.053%	341.793%	331.361%	322.307%	314.326%	307.204%	300.786%	294.954%	289.617%	284.705%	280.159%	275.934%	271.992%	268.300%	264.831%
10	379.893%	347.228%	335.217%	324.997%	316.127%	308.309%	301.333%	295.046%	289.333%	284.105%	279.294%	274.841%	270.703%	266.842%	263.225%	259.828%
11	372.536%	340.532%	328.764%	318.752%	310.063%	302.403%	295.569%	289.411%	283.814%	278.694%	273.981%	269.620%	265.566%	261.784%	258.242%	254.914%
12	365.330%	333.974%	322.445%	312.637%	304.125%	296.622%	289.928%	283.895%	278.413%	273.398%	268.781%	264.510%	260.540%	256.835%	253.365%	250.106%
13	358.279%	327.561%	316.268%	306.661%	298.323%	290.975%	284.418%	278.510%	273.141%	268.229%	263.708%	259.525%	255.637%	252.009%	248.611%	245.420%
14	351.397%	321.312%	310.252%	300.844%	292.680%	285.484%	279.065%	273.280%	268.023%	263.214%	258.788%	254.692%	250.886%	247.334%	244.008%	240.883%
15	344.704%	315.249%	304.422%	295.214%	287.223%	280.181%	273.898%	268.237%	263.094%	258.388%	254.056%	250.049%	246.324%	242.849%	239.595%	236.537%
16	338.231%	309.412%	298.822%	289.816%	282.001%	275.115%	268.972%	263.436%	258.407%	253.806%	249.572%	245.654%	242.013%	238.616%	235.435%	232.446%
17	331.989%	303.816%	293.466%	284.666%	277.031%	270.304%	264.303%	258.896%	253.985%	249.491%	245.356%	241.531%	237.975%	234.658%	231.552%	228.634%
18	325.994%	298.480%	288.377%	279.788%	272.337%	265.774%	259.919%	254.646%	249.855%	245.473%	241.441%	237.710%	234.244%	231.009%	227.981%	225.136%
19	320.195%	293.342%	283.487%	275.111%	267.848%	261.449%	255.744%	250.604%	245.937%	241.667%	237.739%	234.105%	230.728%	227.578%	224.629%	221.858%
20	314.504%	288.300%	278.688%	270.521%	263.439%	257.203%	251.643%	246.636%	242.088%	237.929%	234.103%	230.564%	227.275%	224.208%	221.336%	218.638%
21	308.925%	283.357%	273.984%	266.022%	259.120%	253.043%	247.626%	242.747%	238.318%	234.268%	230.541%	227.095%	223.894%	220.907%	218.112%	215.486%
22	303.450%	278.504%	269.364%	261.602%	254.876%	248.955%	243.677%	238.926%	234.612%	230.668%	227.040%	223.685%	220.569%	217.662%	214.941%	212.385%
23	298.074%	273.737%	264.825%	257.260%	250.705%	244.936%	239.796%	235.169%	230.969%	227.129%	223.597%	220.331%	217.298%	214.469%	211.821%	209.335%
24	292.795%	269.054%	260.365%	252.992%	246.605%	240.986%	235.980%	231.474%	227.384%	223.646%	220.209%	217.031%	214.079%	211.326%	208.750%	206.331%
25	287.612%	264.452%	255.983%	248.797%	242.574%	237.101%	232.226%	227.839%	223.858%	220.219%	216.874%	213.781%	210.910%	208.232%	205.726%	203.373%
26	282.521%	259.931%	251.674%	244.672%	238.610%	233.279%	228.532%	224.261%	220.386%	216.846%	213.590%	210.581%	207.788%	205.183%	202.746%	200.458%
27	277.506%	255.468%	247.419%	240.595%	234.689%	229.496%	224.873%	220.715%	216.943%	213.497%	210.329%	207.402%	204.684%	202.150%	199.779%	197.554%
28	272.556%	251.053%	243.204%	236.552%	230.797%	225.738%	221.235%	217.185%	213.513%	210.158%	207.074%	204.225%	201.580%	199.115%	196.808%	194.644%
29	267.671%	246.687%	239.032%	232.546%	226.936%	222.006%	217.619%	213.674%	210.097%	206.830%	203.828%	201.054%	198.480%	196.080%	193.836%	191.729%
30	262.857%	242.375%	234.908%	228.583%	223.113%	218.308%	214.033%	210.190%	206.706%	203.524%	200.600%	197.900%	195.393%	193.057%	190.873%	188.823%
31	258.117%	238.123%	230.838%	224.669%	219.337%	214.653%	210.486%	206.741%	203.347%	200.247%	197.400%	194.770%	192.329%	190.055%	187.928%	185.933%
32	253.467%	233.951%	226.844%	220.828%	215.629%	211.063%	207.003%	203.354%	200.047%	197.028%	194.255%	191.694%	189.318%	187.104%	185.034%	183.092%
33	248.914%	229.868%	222.936%	217.071%	212.003%	207.554%	203.598%	200.044%	196.823%	193.884%	191.184%	188.691%	186.379%	184.224%	182.210%	180.320%
34	244.460%	225.876%	219.117%	213.400%	208.461%	204.127%	200.274%	196.813%	193.678%	190.816%	188.189%	185.763%	183.513%	181.417%	179.457%	177.619%
35	240.104%	221.975%	215.386%	209.815%	205.004%	200.783%	197.031%	193.662%	190.611%	187.827%	185.270%	182.911%	180.722%	178.684%	176.779%	174.992%
36	235.842%	218.161%	211.740%	206.312%	201.626%	197.517%	193.865%	190.587%	187.618%	184.910%	182.424%	180.129%	178.002%	176.020%	174.169%	172.432%

37	231.682%	214.444%	208.189%	202.903%	198.342%	194.343%	190.791%	187.602%	184.715%	182.082%	179.666%	177.437%	175.369%	173.445%	171.646%	169.959%
38	227.617%	210.816%	204.724%	199.579%	195.141%	191.251%	187.797%	184.697%	181.892%	179.333%	176.986%	174.820%	172.813%	170.944%	169.198%	167.561%
39	223.649%	207.279%	201.349%	196.343%	192.027%	188.245%	184.887%	181.876%	179.151%	176.666%	174.387%	172.286%	170.337%	168.524%	166.831%	165.243%
40	219.771%	203.828%	198.058%	193.189%	188.993%	185.318%	182.056%	179.132%	176.486%	174.076%	171.864%	169.825%	167.936%	166.178%	164.536%	162.997%
41	215.987%	200.464%	194.852%	190.119%	186.042%	182.473%	179.307%	176.469%	173.902%	171.564%	169.420%	167.444%	165.613%	163.910%	162.319%	160.829%
42	212.287%	197.180%	191.723%	187.124%	183.165%	179.700%	176.628%	173.876%	171.387%	169.121%	167.044%	165.130%	163.357%	161.708%	160.168%	158.726%
43	208.664%	193.964%	188.660%	184.193%	180.350%	176.988%	174.009%	171.341%	168.929%	166.734%	164.722%	162.869%	161.153%	159.558%	158.069%	156.674%
44	205.098%	190.795%	185.641%	181.302%	177.571%	174.310%	171.421%	168.834%	166.497%	164.371%	162.423%	160.629%	158.969%	157.426%	155.986%	154.638%
45	201.591%	187.675%	182.666%	178.452%	174.830%	171.666%	168.865%	166.358%	164.094%	162.035%	160.149%	158.413%	156.807%	155.315%	153.922%	152.619%
46	198.141%	184.601%	179.733%	175.641%	172.126%	169.056%	166.340%	163.910%	161.717%	159.723%	157.898%	156.219%	154.665%	153.222%	151.876%	150.617%
47	194.746%	181.572%	176.841%	172.867%	169.456%	166.478%	163.845%	161.490%	159.366%	157.436%	155.669%	154.044%	152.542%	151.147%	149.846%	148.629%
48	191.403%	178.585%	173.987%	170.128%	166.817%	163.928%	161.375%	159.093%	157.036%	155.167%	153.457%	151.885%	150.432%	149.083%	147.826%	146.651%
49	188.113%	175.640%	171.172%	167.423%	164.210%	161.408%	158.932%	156.721%	154.728%	152.918%	151.264%	149.743%	148.338%	147.034%	145.820%	144.684%
50	184.874%	172.737%	168.394%	164.753%	161.633%	158.915%	156.515%	154.372%	152.442%	150.690%	149.088%	147.617%	146.258%	144.998%	143.824%	142.727%
51	181.692%	169.882%	165.662%	162.126%	159.098%	156.462%	154.135%	152.058%	150.188%	148.492%	146.942%	145.519%	144.205%	142.987%	141.853%	140.793%
52	178.572%	167.082%	162.981%	159.547%	156.609%	154.052%	151.797%	149.785%	147.975%	146.333%	144.834%	143.457%	142.187%	141.010%	139.915%	138.892%
53	175.514%	164.338%	160.353%	157.020%	154.170%	151.691%	149.505%	147.557%	145.804%	144.215%	142.766%	141.435%	140.208%	139.071%	138.013%	137.026%
54	172.520%	161.650%	157.781%	154.546%	151.781%	149.378%	147.261%	145.375%	143.679%	142.142%	140.741%	139.455%	138.269%	137.171%	136.151%	135.198%
55	169.589%	159.021%	155.264%	152.125%	149.445%	147.116%	145.066%	143.240%	141.600%	140.114%	138.760%	137.518%	136.373%	135.314%	134.329%	133.410%
56	166.725%	156.452%	152.805%	149.761%	147.164%	144.909%	142.924%	141.158%	139.572%	138.136%	136.828%	135.629%	134.525%	133.503%	132.553%	131.668%
57	163.926%	153.945%	150.407%	147.455%	144.939%	142.756%	140.836%	139.129%	137.596%	136.209%	134.947%	133.790%	132.725%	131.740%	130.825%	129.972%
58	161.194%	151.500%	148.069%	145.209%	142.773%	140.660%	138.804%	137.154%	135.674%	134.336%	133.117%	132.002%	130.976%	130.027%	129.146%	128.325%
59	158.529%	149.118%	145.792%	143.022%	140.665%	138.622%	136.828%	135.235%	133.807%	132.516%	131.341%	130.267%	129.278%	128.365%	127.517%	126.728%
60	155.934%	146.802%	143.579%	140.899%	138.619%	136.645%	134.913%	133.376%	131.998%	130.754%	129.623%	128.588%	127.637%	126.759%	125.944%	125.186%
61	153.408%	144.552%	141.432%	138.840%	136.636%	134.731%	133.060%	131.577%	130.250%	129.052%	127.963%	126.968%	126.054%	125.210%	124.428%	123.700%
62	150.954%	142.371%	139.353%	136.848%	134.720%	132.882%	131.271%	129.843%	128.566%	127.413%	126.367%	125.411%	124.533%	123.723%	122.972%	122.275%
63	148.571%	140.259%	137.341%	134.922%	132.870%	131.099%	129.547%	128.173%	126.945%	125.838%	124.833%	123.915%	123.073%	122.297%	121.578%	120.910%
64	146.260%	138.216%	135.398%	133.065%	131.087%	129.382%	127.889%	126.569%	125.389%	124.326%	123.362%	122.483%	121.676%	120.933%	120.245%	119.606%
65	144.019%	136.241%	133.522%	131.273%	129.370%	127.729%	126.296%	125.028%	123.896%	122.878%	121.954%	121.113%	120.341%	119.631%	118.973%	118.363%
66	141.845%	134.330%	131.709%	129.544%	127.713%	126.137%	124.761%	123.546%	122.462%	121.486%	120.603%	119.799%	119.062%	118.383%	117.757%	117.175%
67	139.734%	132.479%	129.955%	127.872%	126.114%	124.601%	123.282%	122.118%	121.080%	120.148%	119.304%	118.536%	117.833%	117.187%	116.589%	116.036%
68	137.684%	130.684%	128.255%	126.253%	124.565%	123.116%	121.852%	120.739%	119.747%	118.856%	118.051%	117.319%	116.649%	116.034%	115.465%	114.939%
69	135.690%	128.943%	126.607%	124.685%	123.066%	121.678%	120.469%	119.405%	118.458%	117.608%	116.841%	116.143%	115.506%	114.920%	114.381%	113.881%
70	133.755%	127.254%	125.010%	123.166%	121.616%	120.287%	119.132%	118.116%	117.212%	116.403%	115.672%	115.009%	114.403%	113.847%	113.334%	112.860%
71	131.879%	125.622%	123.468%	121.701%	120.217%	118.947%	117.844%	116.875%	116.014%	115.244%	114.549%	113.919%	113.344%	112.816%	112.330%	111.881%
72	130.067%	124.051%	121.985%	120.294%	118.875%	117.663%	116.612%	115.688%	114.870%	114.138%	113.478%	112.879%	112.334%	111.834%	111.374%	110.949%
73	128.322%	122.543%	120.565%	118.948%	117.594%	116.439%	115.438%	114.560%	113.783%	113.088%	112.462%	111.895%	111.379%	110.906%	110.471%	110.070%
74	126.647%	121.103%	119.211%	117.668%	116.378%	115.278%	114.327%	113.494%	112.756%	112.098%	111.506%	110.970%	110.482%	110.035%	109.625%	109.247%
75	125.040%	119.729%	117.923%	116.452%	115.225%	114.180%	113.278%	112.489%	111.791%	111.168%	110.609%	110.103%	109.643%	109.222%	108.836%	108.480%
76	123.500%	118.419%	116.697%	115.298%	114.132%	113.142%	112.288%	111.541%	110.882%	110.295%	109.768%	109.292%	108.859%	108.463%	108.100%	107.766%
77	122.021%	117.167%	115.528%	114.199%	113.094%	112.157%	111.350%	110.646%	110.025%	109.472%	108.976%	108.529%	108.122%	107.752%	107.412%	107.098%
78	120.599%	115.968%	114.410%	113.150%	112.104%	111.219%	110.458%	109.795%	109.211%	108.692%	108.227%	107.808%	107.427%	107.080%	106.763%	106.470%
79	119.230%	114.817%	113.338%	112.145%	111.157%	110.323%	109.607%	108.984%	108.436%	107.949%	107.514%	107.122%	106.767%	106.443%	106.147%	105.874%
80	117.914%	113.713%	112.311%	111.183%	110.251%	109.466%	108.794%	108.209%	107.696%	107.242%	106.835%	106.470%	106.139%	105.837%	105.562%	105.309%

81	116.650%	112.656%	111.329%	110.264%	109.387%	108.649%	108.018%	107.472%	106.993%	106.569%	106.190%	105.850%	105.542%	105.263%	105.007%	104.772%
82	115.441%	111.649%	110.394%	109.390%	108.565%	107.873%	107.283%	106.772%	106.326%	105.931%	105.579%	105.264%	104.979%	104.720%	104.483%	104.267%
83	114.283%	110.686%	109.500%	108.554%	107.779%	107.130%	106.579%	106.103%	105.687%	105.320%	104.994%	104.702%	104.438%	104.199%	103.981%	103.781%
84	113.187%	109.779%	108.659%	107.769%	107.042%	106.435%	105.920%	105.477%	105.090%	104.750%	104.448%	104.178%	103.934%	103.713%	103.513%	103.329%
85	112.156%	108.930%	107.874%	107.036%	106.354%	105.787%	105.307%	104.894%	104.535%	104.220%	103.941%	103.691%	103.467%	103.264%	103.079%	102.910%
86	111.191%	108.142%	107.146%	106.359%	105.719%	105.189%	104.741%	104.357%	104.024%	103.732%	103.474%	103.244%	103.037%	102.850%	102.681%	102.526%
87	110.296%	107.419%	106.480%	105.739%	105.139%	104.643%	104.225%	103.868%	103.559%	103.289%	103.050%	102.837%	102.647%	102.475%	102.319%	102.177%
88	109.472%	106.762%	105.877%	105.179%	104.616%	104.152%	103.761%	103.429%	103.142%	102.891%	102.670%	102.473%	102.297%	102.139%	101.996%	101.865%
89	108.721%	106.174%	105.339%	104.683%	104.153%	103.717%	103.352%	103.042%	102.774%	102.541%	102.336%	102.154%	101.992%	101.845%	101.713%	101.593%
90	108.036%	105.651%	104.865%	104.245%	103.747%	103.337%	102.995%	102.704%	102.454%	102.237%	102.046%	101.877%	101.726%	101.590%	101.468%	101.357%
91	107.410%	105.189%	104.449%	103.866%	103.395%	103.009%	102.687%	102.414%	102.179%	101.976%	101.797%	101.639%	101.499%	101.373%	101.259%	101.157%
92	106.829%	104.781%	104.087%	103.537%	103.093%	102.728%	102.424%	102.166%	101.945%	101.754%	101.586%	101.438%	101.307%	101.189%	101.085%	101.000%
93	106.277%	104.413%	103.768%	103.251%	102.832%	102.487%	102.199%	101.955%	101.746%	101.565%	101.407%	101.268%	101.144%	101.034%	101.000%	101.000%
94	105.732%	104.074%	103.481%	103.001%	102.608%	102.283%	102.010%	101.779%	101.581%	101.410%	101.260%	101.127%	101.010%	101.000%	101.000%	101.000%
95	105.160%	103.736%	103.207%	102.769%	102.405%	102.101%	101.845%	101.628%	101.442%	101.281%	101.139%	101.016%	101.000%	101.000%	101.000%	101.000%
96	104.514%	103.356%	102.901%	102.515%	102.186%	101.906%	101.668%	101.464%	101.289%	101.137%	101.005%	101.000%	101.000%	101.000%	101.000%	101.000%
97	103.769%	102.919%	102.561%	102.243%	101.962%	101.715%	101.498%	101.309%	101.144%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.858%	102.352%	102.120%	101.902%	101.696%	101.504%	101.326%	101.159%	101.007%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.667%	101.502%	101.419%	101.337%	101.254%	101.172%	101.090%	101.008%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates on or after October 1, 2021
(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%
35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%

37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%
41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%
76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%

81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%
85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

Cash Value Accumulation Test (percentage of Surrender Value) – Female
For Policy Dates on or after October 1, 2021
(in states where approved; otherwise we apply the rate(s) in effect before October 1, 2021 regardless of Policy Date).

Table:	None	150%	175%	200%	225%	250%	275%	300%	325%	350%	375%	400%	425%	450%	475%	500%
Age:		2	3	4	5	6	7	8	9	10	11	12	13	14	15	16
0	496.024%	457.137%	442.791%	430.581%	419.977%	410.622%	402.265%	394.724%	387.859%	381.567%	375.763%	370.382%	365.370%	360.682%	356.282%	352.138%
1	486.870%	448.886%	434.882%	422.967%	412.622%	403.499%	395.352%	388.000%	381.311%	375.181%	369.528%	364.287%	359.407%	354.843%	350.561%	346.528%
2	477.633%	440.471%	426.775%	415.123%	405.010%	396.092%	388.129%	380.945%	374.409%	368.420%	362.898%	357.779%	353.013%	348.556%	344.375%	340.438%
3	468.460%	432.074%	418.667%	407.262%	397.364%	388.638%	380.846%	373.818%	367.423%	361.565%	356.163%	351.157%	346.495%	342.137%	338.048%	334.199%
4	459.409%	423.769%	410.639%	399.471%	389.779%	381.234%	373.606%	366.726%	360.466%	354.731%	349.444%	344.545%	339.982%	335.717%	331.716%	327.949%
5	450.528%	415.619%	402.760%	391.823%	382.333%	373.967%	366.498%	359.762%	353.635%	348.021%	342.846%	338.050%	333.585%	329.410%	325.494%	321.808%
6	441.817%	407.622%	395.028%	384.317%	375.024%	366.833%	359.520%	352.925%	346.926%	341.431%	336.365%	331.671%	327.300%	323.215%	319.382%	315.774%
7	433.285%	399.793%	387.460%	376.972%	367.873%	359.853%	352.694%	346.238%	340.366%	334.987%	330.029%	325.435%	321.158%	317.160%	313.409%	309.879%
8	424.915%	392.111%	380.032%	369.762%	360.853%	353.001%	345.992%	339.672%	333.924%	328.659%	323.806%	319.309%	315.123%	311.211%	307.541%	304.086%
9	416.691%	384.556%	372.725%	362.667%	353.941%	346.252%	339.389%	333.201%	327.573%	322.418%	317.667%	313.265%	309.168%	305.338%	301.745%	298.364%
10	408.623%	377.142%	365.554%	355.703%	347.158%	339.628%	332.907%	326.848%	321.338%	316.290%	311.639%	307.329%	303.318%	299.569%	296.052%	292.742%
11	400.720%	369.884%	358.535%	348.887%	340.519%	333.145%	326.565%	320.633%	315.238%	310.297%	305.744%	301.525%	297.599%	293.929%	290.487%	287.248%
12	392.968%	362.762%	351.646%	342.197%	334.003%	326.782%	320.339%	314.531%	309.249%	304.412%	299.954%	295.825%	291.981%	288.389%	285.020%	281.850%
13	385.363%	355.773%	344.886%	335.632%	327.607%	320.536%	314.227%	308.540%	303.368%	298.632%	294.268%	290.226%	286.463%	282.947%	279.649%	276.546%
14	377.892%	348.903%	338.237%	329.173%	321.313%	314.388%	308.209%	302.639%	297.575%	292.937%	288.664%	284.706%	281.022%	277.579%	274.350%	271.312%
15	370.594%	342.200%	331.755%	322.879%	315.183%	308.402%	302.353%	296.901%	291.943%	287.404%	283.221%	279.347%	275.741%	272.372%	269.213%	266.240%
16	363.512%	335.719%	325.498%	316.813%	309.283%	302.651%	296.734%	291.401%	286.554%	282.115%	278.026%	274.238%	270.713%	267.420%	264.332%	261.426%
17	356.635%	329.447%	319.451%	310.960%	303.599%	297.117%	291.335%	286.125%	281.389%	277.053%	273.059%	269.360%	265.919%	262.703%	259.688%	256.852%
18	349.925%	323.338%	313.567%	305.269%	298.077%	291.745%	286.098%	281.010%	276.386%	272.153%	268.254%	264.644%	261.286%	258.148%	255.207%	252.440%
19	343.343%	317.344%	307.793%	299.684%	292.657%	286.471%	280.956%	275.987%	271.472%	267.340%	263.535%	260.012%	256.735%	253.674%	250.804%	248.105%
20	336.878%	311.452%	302.116%	294.190%	287.324%	281.281%	275.893%	271.041%	266.633%	262.599%	258.884%	255.445%	252.247%	249.260%	246.460%	243.827%
21	330.527%	305.661%	296.533%	288.786%	282.077%	276.172%	270.910%	266.171%	261.866%	257.927%	254.300%	250.944%	247.822%	244.907%	242.175%	239.606%
22	324.290%	299.968%	291.044%	283.472%	276.915%	271.146%	266.004%	261.375%	257.171%	253.325%	249.784%	246.507%	243.460%	240.615%	237.949%	235.442%
23	318.163%	294.374%	285.648%	278.246%	271.837%	266.199%	261.176%	256.654%	252.548%	248.791%	245.334%	242.135%	239.160%	236.383%	233.781%	231.334%
24	312.160%	288.892%	280.361%	273.126%	266.863%	261.354%	256.447%	252.030%	248.020%	244.352%	240.976%	237.853%	234.950%	232.239%	229.700%	227.313%
25	306.289%	283.537%	275.198%	268.127%	262.008%	256.627%	251.835%	247.522%	243.607%	240.026%	236.732%	233.684%	230.851%	228.207%	225.730%	223.402%
26	300.534%	278.287%	270.136%	263.227%	257.249%	251.994%	247.314%	243.103%	239.281%	235.786%	232.571%	229.597%	226.834%	224.254%	221.838%	219.568%
27	294.880%	273.125%	265.159%	258.406%	252.566%	247.432%	242.862%	238.750%	235.018%	231.607%	228.469%	225.567%	222.871%	220.354%	217.998%	215.783%
28	289.326%	268.051%	260.263%	253.664%	247.957%	242.942%	238.478%	234.462%	230.819%	227.489%	224.426%	221.594%	218.962%	216.507%	214.207%	212.047%
29	283.875%	263.069%	255.456%	249.007%	243.430%	238.531%	234.170%	230.249%	226.691%	223.440%	220.450%	217.686%	215.118%	212.722%	210.479%	208.371%
30	278.531%	258.185%	250.743%	244.440%	238.991%	234.205%	229.946%	226.117%	222.643%	219.469%	216.551%	213.853%	211.347%	209.010%	206.821%	204.766%
31	273.300%	253.406%	246.133%	239.974%	234.652%	229.977%	225.819%	222.080%	218.689%	215.592%	212.744%	210.112%	207.667%	205.387%	203.253%	201.248%
32	268.175%	248.725%	241.617%	235.600%	230.401%	225.836%	221.776%	218.126%	214.817%	211.794%	209.016%	206.448%	204.063%	201.840%	199.759%	197.804%
33	263.152%	244.138%	237.192%	231.314%	226.236%	221.779%	217.815%	214.252%	211.023%	208.074%	205.363%	202.858%	200.533%	198.365%	196.336%	194.430%
34	258.237%	239.651%	232.866%	227.124%	222.166%	217.815%	213.946%	210.470%	207.319%	204.442%	201.799%	199.356%	197.089%	194.976%	192.998%	191.141%
35	253.430%	235.268%	228.640%	223.034%	218.194%	213.947%	210.172%	206.781%	203.708%	200.903%	198.326%	195.945%	193.735%	191.676%	189.749%	187.940%
36	248.731%	230.987%	224.515%	219.042%	214.319%	210.176%	206.494%	203.187%	200.191%	197.457%	194.946%	192.626%	190.474%	188.468%	186.591%	184.830%

37	244.144%	226.813%	220.495%	215.155%	210.548%	206.507%	202.918%	199.695%	196.776%	194.112%	191.666%	189.408%	187.312%	185.359%	183.533%	181.820%
38	239.666%	222.745%	216.580%	211.372%	206.880%	202.942%	199.444%	196.305%	193.462%	190.869%	188.488%	186.290%	184.251%	182.351%	180.575%	178.909%
39	235.290%	218.773%	212.761%	207.683%	203.304%	199.467%	196.061%	193.004%	190.237%	187.713%	185.396%	183.258%	181.276%	179.429%	177.703%	176.084%
40	231.009%	214.890%	209.027%	204.077%	199.811%	196.074%	192.757%	189.781%	187.089%	184.634%	182.381%	180.302%	178.375%	176.581%	174.904%	173.331%
41	226.812%	211.084%	205.367%	200.543%	196.387%	192.748%	189.519%	186.623%	184.004%	181.616%	179.426%	177.405%	175.532%	173.789%	172.160%	170.633%
42	222.699%	207.353%	201.780%	197.078%	193.030%	189.486%	186.343%	183.526%	180.978%	178.656%	176.527%	174.564%	172.744%	171.051%	169.469%	167.986%
43	218.659%	203.687%	198.253%	193.672%	189.729%	186.278%	183.219%	180.478%	178.000%	175.742%	173.673%	171.765%	169.997%	168.352%	166.816%	165.377%
44	214.692%	200.085%	194.787%	190.323%	186.482%	183.122%	180.145%	177.478%	175.067%	172.872%	170.860%	169.006%	167.289%	165.691%	164.200%	162.803%
45	210.799%	196.547%	191.382%	187.032%	183.291%	180.020%	177.122%	174.528%	172.183%	170.049%	168.093%	166.291%	164.623%	163.072%	161.623%	160.267%
46	206.976%	193.072%	188.037%	183.798%	180.154%	176.970%	174.149%	171.625%	169.345%	167.270%	165.369%	163.618%	161.997%	160.491%	159.084%	157.768%
47	203.236%	189.674%	184.767%	180.637%	177.089%	173.989%	171.245%	168.790%	166.573%	164.556%	162.709%	161.008%	159.434%	157.972%	156.607%	155.330%
48	199.575%	186.348%	181.567%	177.545%	174.090%	171.074%	168.405%	166.018%	163.863%	161.903%	160.109%	158.458%	156.930%	155.511%	154.187%	152.948%
49	195.993%	183.097%	178.439%	174.523%	171.161%	168.227%	165.632%	163.311%	161.217%	159.314%	157.572%	155.969%	154.487%	153.110%	151.826%	150.625%
50	192.489%	179.918%	175.382%	171.570%	168.299%	165.446%	162.923%	160.668%	158.635%	156.787%	155.096%	153.541%	152.103%	150.768%	149.524%	148.360%
51	189.062%	176.810%	172.393%	168.684%	165.503%	162.729%	160.277%	158.087%	156.113%	154.319%	152.679%	151.171%	149.777%	148.483%	147.277%	146.150%
52	185.710%	173.773%	169.474%	165.865%	162.772%	160.077%	157.695%	155.569%	153.653%	151.913%	150.322%	148.860%	147.510%	146.256%	145.089%	143.997%
53	182.434%	170.807%	166.623%	163.114%	160.108%	157.489%	155.177%	153.114%	151.255%	149.568%	148.026%	146.609%	145.301%	144.087%	142.957%	141.901%
54	179.232%	167.911%	163.841%	160.430%	157.509%	154.966%	152.722%	150.721%	148.918%	147.283%	145.790%	144.418%	143.151%	141.977%	140.883%	139.862%
55	176.104%	165.083%	161.126%	157.811%	154.974%	152.506%	150.330%	148.389%	146.642%	145.058%	143.612%	142.284%	141.058%	139.923%	138.866%	137.879%
56	173.048%	162.324%	158.478%	155.258%	152.504%	150.110%	148.000%	146.119%	144.427%	142.893%	141.494%	140.209%	139.024%	137.926%	136.905%	135.952%
57	170.065%	159.634%	155.897%	152.771%	150.099%	147.777%	145.732%	143.910%	142.272%	140.788%	139.435%	138.193%	137.048%	135.988%	135.002%	134.081%
58	167.154%	157.011%	153.382%	150.348%	147.757%	145.507%	143.527%	141.763%	140.178%	138.743%	137.435%	136.235%	135.129%	134.106%	133.154%	132.267%
59	164.314%	154.456%	150.933%	147.991%	145.480%	143.300%	141.383%	139.677%	138.145%	136.758%	135.494%	134.336%	133.269%	132.281%	131.364%	130.509%
60	161.546%	151.969%	148.552%	145.699%	143.267%	141.157%	139.302%	137.653%	136.173%	134.833%	133.614%	132.496%	131.467%	130.516%	129.632%	128.808%
61	158.850%	149.552%	146.238%	143.475%	141.120%	139.080%	137.287%	135.693%	134.264%	132.972%	131.796%	130.719%	129.727%	128.811%	127.960%	127.168%
62	156.227%	147.204%	143.993%	141.318%	139.040%	137.068%	135.336%	133.798%	132.420%	131.174%	130.040%	129.003%	128.049%	127.168%	126.350%	125.588%
63	153.675%	144.925%	141.816%	139.228%	137.027%	135.122%	133.450%	131.967%	130.638%	129.439%	128.348%	127.350%	126.432%	125.585%	124.799%	124.068%
64	151.196%	142.715%	139.707%	137.205%	135.080%	133.242%	131.630%	130.201%	128.922%	127.767%	126.718%	125.759%	124.878%	124.064%	123.311%	122.609%
65	148.788%	140.575%	137.667%	135.251%	133.200%	131.428%	129.876%	128.500%	127.270%	126.160%	125.152%	124.232%	123.386%	122.606%	121.884%	121.212%
66	146.451%	138.504%	135.695%	133.363%	131.386%	129.680%	128.186%	126.864%	125.682%	124.616%	123.650%	122.767%	121.957%	121.210%	120.518%	119.875%
67	144.185%	136.501%	133.789%	131.542%	129.638%	127.997%	126.561%	125.291%	124.157%	123.136%	122.209%	121.364%	120.589%	119.874%	119.213%	118.599%
68	141.988%	134.565%	131.950%	129.786%	127.955%	126.377%	124.999%	123.781%	122.694%	121.716%	120.830%	120.021%	119.280%	118.598%	117.967%	117.381%
69	139.859%	132.694%	130.176%	128.094%	126.334%	124.821%	123.499%	122.333%	121.292%	120.357%	119.510%	118.738%	118.031%	117.380%	116.778%	116.220%
70	137.797%	130.888%	128.465%	126.464%	124.775%	123.324%	122.059%	120.943%	119.949%	119.055%	118.247%	117.511%	116.837%	116.218%	115.645%	115.114%
71	135.799%	129.143%	126.815%	124.894%	123.276%	121.886%	120.677%	119.610%	118.661%	117.810%	117.040%	116.339%	115.698%	115.109%	114.565%	114.061%
72	133.864%	127.459%	125.222%	123.381%	121.832%	120.503%	119.348%	118.331%	117.427%	116.616%	115.883%	115.217%	114.609%	114.050%	113.534%	113.056%
73	131.990%	125.831%	123.686%	121.923%	120.441%	119.173%	118.071%	117.103%	116.242%	115.471%	114.776%	114.144%	113.567%	113.037%	112.549%	112.097%
74	130.175%	124.259%	122.204%	120.518%	119.102%	117.893%	116.844%	115.922%	115.105%	114.373%	113.713%	113.115%	112.569%	112.068%	111.607%	111.180%
75	128.417%	122.741%	120.775%	119.164%	117.814%	116.662%	115.664%	114.789%	114.013%	113.320%	112.696%	112.130%	111.614%	111.141%	110.706%	110.304%
76	126.718%	121.278%	119.398%	117.861%	116.575%	115.480%	114.533%	113.703%	112.968%	112.313%	111.723%	111.188%	110.702%	110.256%	109.847%	109.468%
77	125.077%	119.869%	118.075%	116.610%	115.387%	114.347%	113.448%	112.663%	111.968%	111.349%	110.793%	110.289%	109.831%	109.413%	109.028%	108.673%
78	123.496%	118.516%	116.805%	115.411%	114.249%	113.263%	112.413%	111.670%	111.015%	110.431%	109.908%	109.434%	109.004%	108.611%	108.250%	107.918%
79	121.972%	117.218%	115.588%	114.263%	113.161%	112.227%	111.424%	110.723%	110.106%	109.557%	109.065%	108.621%	108.217%	107.849%	107.512%	107.201%
80	120.507%	115.973%	114.423%	113.165%	112.122%	111.239%	110.481%	109.821%	109.240%	108.725%	108.263%	107.847%	107.470%	107.126%	106.811%	106.521%

81	119.100%	114.782%	113.309%	112.117%	111.129%	110.296%	109.582%	108.961%	108.416%	107.932%	107.500%	107.111%	106.759%	106.438%	106.145%	105.875%
82	117.756%	113.651%	112.254%	111.125%	110.193%	109.407%	108.735%	108.152%	107.641%	107.188%	106.785%	106.422%	106.093%	105.795%	105.522%	105.271%
83	116.478%	112.581%	111.258%	110.191%	109.311%	108.572%	107.940%	107.394%	106.915%	106.493%	106.116%	105.778%	105.472%	105.195%	104.942%	104.709%
84	115.263%	111.572%	110.320%	109.313%	108.483%	107.788%	107.196%	106.684%	106.237%	105.842%	105.491%	105.177%	104.893%	104.635%	104.401%	104.186%
85	114.114%	110.625%	109.443%	108.493%	107.712%	107.059%	106.504%	106.025%	105.607%	105.240%	104.913%	104.621%	104.357%	104.119%	103.902%	103.703%
86	113.033%	109.742%	108.627%	107.732%	106.999%	106.386%	105.866%	105.418%	105.029%	104.686%	104.382%	104.111%	103.867%	103.646%	103.445%	103.262%
87	112.021%	108.927%	107.877%	107.036%	106.347%	105.772%	105.285%	104.867%	104.504%	104.186%	103.903%	103.652%	103.425%	103.221%	103.035%	102.866%
88	111.071%	108.173%	107.187%	106.396%	105.749%	105.211%	104.756%	104.366%	104.028%	103.731%	103.469%	103.235%	103.026%	102.837%	102.665%	102.509%
89	110.181%	107.478%	106.553%	105.812%	105.205%	104.701%	104.276%	103.912%	103.596%	103.320%	103.077%	102.860%	102.666%	102.491%	102.332%	102.188%
90	109.346%	106.839%	105.975%	105.280%	104.713%	104.241%	103.843%	103.503%	103.209%	102.952%	102.726%	102.525%	102.345%	102.183%	102.036%	101.902%
91	108.558%	106.251%	105.448%	104.800%	104.269%	103.828%	103.456%	103.139%	102.865%	102.625%	102.415%	102.228%	102.061%	101.911%	101.775%	101.651%
92	107.806%	105.705%	104.963%	104.361%	103.866%	103.454%	103.106%	102.810%	102.554%	102.331%	102.135%	101.961%	101.806%	101.667%	101.541%	101.426%
93	107.077%	105.195%	104.515%	103.960%	103.500%	103.117%	102.793%	102.516%	102.277%	102.069%	101.886%	101.724%	101.580%	101.450%	101.333%	101.227%
94	106.358%	104.710%	104.098%	103.592%	103.170%	102.815%	102.514%	102.257%	102.035%	101.841%	101.671%	101.520%	101.386%	101.266%	101.156%	101.060%
95	105.617%	104.223%	103.687%	103.235%	102.852%	102.528%	102.251%	102.013%	101.807%	101.628%	101.471%	101.332%	101.207%	101.100%	101.000%	101.000%
96	104.824%	103.707%	103.258%	102.868%	102.531%	102.240%	101.987%	101.769%	101.579%	101.413%	101.268%	101.141%	101.026%	101.000%	101.000%	101.000%
97	103.956%	103.148%	102.802%	102.490%	102.211%	101.962%	101.740%	101.543%	101.369%	101.216%	101.085%	101.000%	101.000%	101.000%	101.000%	101.000%
98	102.948%	102.474%	102.255%	102.048%	101.851%	101.667%	101.493%	101.330%	101.179%	101.039%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
99	101.691%	101.537%	101.460%	101.383%	101.307%	101.230%	101.154%	101.078%	101.002%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
100	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
101	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
102	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
103	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
104	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
105	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
106	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
107	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
108	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
109	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
110	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
111	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
112	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
113	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
114	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
115	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
116	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
117	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
118	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
119	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%
120	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%	101.000%

ADDITIONAL INFORMATION
Additional information about the Policy is available in the Statement of Additional Information dated May 1, 2023, and which is incorporated into this prospectus.
Your questions and/or requests for a free copy of the Statement of Additional Information or a free personalized illustration should be directed to: Principal Executive Universal Life III, Principal Financial Group, P.O. Box 10431, Des Moines, Iowa 50306-0431, 1-800-247-9988. You may also contact us through our internet site: www.principal.com
Reports and other information about the Policy are available on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Principal® Executive Variable Universal Life III
Investment Company Act File No. 333-233170